FUND TYPE:
-------------------------------------
Money market

INVESTMENT OBJECTIVE:
-------------------------------------
The highest level of current income that is exempt from Connecticut state and federal income taxes, consistent with liquidity and the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL SERIES FUND

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CONNECTICUT MONEY MARKET SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

5       HOW THE SERIES INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
8       Investment Risks

12      HOW THE SERIES IS MANAGED
12      Board of Trustees
12      Manager
12      Investment Adviser
13      Distributor
13      Year 2000 Readiness Disclosure

14      SERIES DISTRIBUTIONS AND TAX ISSUES
14      Distributions
15      Tax Issues

16      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
16      How to Buy Shares
21      How to Sell Your Shares
25      How to Exchange Your Shares
26      Telephone Redemptions or Exchanges

27      FINANCIAL HIGHLIGHTS

28      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)

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CONNECTICUT MONEY MARKET SERIES               [ICON] (800) 225-1852

RISK/RETURN SUMMARY
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This section highlights key information about the CONNECTICUT MONEY MARKET SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM CONNECTICUT STATE AND FEDERAL INCOME TAXES consistent with liquidity and the preservation of capital. This means we invest primarily in short-term Connecticut state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as short-term obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "Connecticut obligations"). The Series invests in Connecticut obligations which are high-quality money market instruments with remaining maturities of 13 months or less. In pursuing our objective, the Series will invest at least 80% of its total assets in municipal securities which pay income exempt from federal income taxes; these primarily will be Connecticut obligations, unless the investment adviser is unable to purchase Connecticut obligations that meet the investment policies of the Series. The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal

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MONEY MARKET FUNDS
Money market funds--which hold high-quality short-term debt obligations-- provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.
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RISK/RETURN SUMMARY
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bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Municipal bonds may also be subject to the risk that the borrower may not set aside funds to make the bond payments.
    Because the Series will concentrate its investments in Connecticut obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of Connecticut obligations than a municipal money market fund that is not as geographically concentrated. By way of illustration, although Connecticut's manufacturing industry is relatively diversified, the largest manufacturing areas have been transportation equipment (primarily aircraft engines, helicopters and submarines). The Series, therefore, may be more susceptible to developments affecting those defense-related industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in Connecticut obligations. For more information on the risks of investing in Connecticut obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    The Series is nondiversified, meaning that we can invest a higher percentage of its assets in the securities of fewer issuers than a diversified fund. Investing in a nondiversified series involves greater risk than investing in a diversified series.
    Although investments in mutual funds involve risk, investing in money market portfolios like the Series is generally less risky than investments in other types of funds. This is because the Series invests only in high-quality securities with remaining maturities of 13 months or less and limits the average maturity of the portfolio to 90 days or less. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.
    For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation. The tables provide additional performance information for
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2  CONNECTICUT MONEY MARKET SERIES                         [ICON] (800) 225-1852

RISK/RETURN SUMMARY
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the periods indicated. The bar chart and tables below demonstrate the risk of investing in the Series and how returns can change from year to year. The Average Annual Returns table also compares the Series' performance to the performance of a tax-free money market index. Past performance does not mean that the Series will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

ANNUAL RETURNS(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992                               2.83%
1993                               2.05%
1994                               2.27%
1995                               3.42%
1996                               2.96%
1997                               3.03%
1998                               2.61%
                                   1.04%
                                   (4th
                                   quarter
                                     of
BEST QUARTER:                      1991)
                                   .47%
                                   (1st
                                   quarter
                                     of
WORST QUARTER:                     1994)

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

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                                         1 YR         5 YRS           SINCE INCEPTION
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  Series shares                          2.60%         2.87%          2.83% (since 8-5-91)
  IBC Average(2)                         2.72%         2.65%          2.90% (since 8-5-91)

YIELD(1) (AS OF 12-31-98)

  7-Day yield of the Series                                                  2.45%
  7-Day tax-equivalent yield of the Series                                   4.25%

1                       THE SERIES' RETURNS AND YIELD ARE AFTER DEDUCTION OF
                        EXPENSES. TAX-EQUIVALENT YIELD IS CALCULATED BASED ON A
                        FEDERAL TAX RATE OF 39.6% AND THE APPLICABLE STATE INCOME
                        TAX RATE.
2                       THE IBC AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL
                        MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS
                        FINANCIAL DATA TAX-FREE STATE-SPECIFIC MONEY FUND
                        (CONNECTICUT) CATEGORY.

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RISK/RETURN SUMMARY
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FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Series.

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load) imposed on purchases (as a
   percentage of offering price)                                None
  Maximum deferred sales charge (load) (as a percentage of
   the lower of original purchase price or sale proceeds)       None
  Maximum sales charge (load) imposed on reinvested
   dividends and other distributions                            None
  Redemption fees                                               None
  Exchange fee                                                  None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

  Management fees                                             .500%
  + Distribution (12b-1) and service fees                     .125%
  + Other expenses                                            .195%
  = TOTAL ANNUAL SERIES OPERATING EXPENSES                     .82%

(1)                     YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.

EXAMPLE
This example will help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                                       1 YR       3 YRS       5 YRS       10 YRS
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  Series shares                                           $84        $262        $455      $1,014

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4  CONNECTICUT MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM CONNECTICUT STATE AND FEDERAL INCOME TAXES consistent with liquidity and the preservation of capital. While we make every effort to achieve our objective, we can't guarantee success.
    The Series invests in high-quality money market instruments to try to provide investors with current tax-free income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. To date, the Series' net asset value has never deviated from $1 per share.
In pursuing the Series' objective, we invest primarily in short-term CONNECTICUT OBLIGATIONS, including Connecticut state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from Connecticut state and federal income taxes. We normally invest so that at least 80% of the total assets of the Series will be invested in municipal securities which pay income exempt from federal income taxes; these primarily will be Connecticut obligations, unless the investment adviser is unable to purchase Connecticut obligations that meet the investment policies of the Series. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    The obligations that we purchase must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), such as Moody's Investors Service, Inc. (rated at least Aa, MIG-2 or Prime-2) or Standard & Poor's Rating Group (rated at least AA, SP-2 or A-2) or, if unrated, of comparable quality. We

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States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
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HOW THE SERIES INVESTS
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may also invest in insured municipal bonds. A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to a municipal bond) or payment of claims (with respect to an insurer of a municipal bond) and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because of our expectation that we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.
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6  CONNECTICUT MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS AND VARIABLE RATE BONDS
The Series may invest in floating rate bonds and variable rate bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to demand payment of the bond on short notice for an amount that may be more or less than the amount paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.
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HOW THE SERIES INVESTS
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REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or short-term investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
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8  CONNECTICUT MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT TYPE

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% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
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  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  AT LEAST 80%                  bonds may lose value           respect to certain
                                because of political,          bonds, such as
                                economic or other              private activity
                                events affecting               bonds, which are
                                issuers of                     subject to the
                                Connecticut                    federal alternative
                                obligations                    minimum tax (AMT)
                            -- Credit risk--the risk
                                that the borrower
                                can't pay back the
                                money borrowed or
                                make interest
                                payments
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
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HOW THE SERIES INVESTS
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INVESTMENT TYPE (CONT'D)

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% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
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  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
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  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
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10  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT TYPE (CONT'D)

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% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
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  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
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  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 10% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
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HOW THE SERIES IS MANAGED
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BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential mutual funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group is organized into teams that specialize in different market sectors. The Fixed Income Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom-up security selection within those guidelines. The Money Market Sector Team, headed by Joseph Tully, is responsible for overseeing the day-to-day management of the Series.
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12  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
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DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Series' shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and result in a decline in the value of the securities held by the Series.
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SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and any REALIZED NET CAPITAL GAINS to shareholders. Dividends generally will be exempt from federal and Connecticut state income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in Connecticut obligations. In addition to being exempt from federal taxes, Series' dividends are EXEMPT FROM CONNECTICUT PERSONAL INCOME TAXES FOR CONNECTICUT RESIDENT INDIVIDUALS AND TRUSTS AND ESTATES if the dividends are excluded from federal income taxes and are derived from interest payments on Connecticut obligations. Dividends attributable to capital gains derived from the sale of Connecticut obligations may also be exempt from Connecticut personal income taxes. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT. Some shareholders may also be subject to the
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14  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

Connecticut alternative minimum tax for distributions derived from exempt interest for non-Connecticut obligations.
    Although the Series is not likely to realize capital gains because of the types of securities we purchase, any REALIZED NET CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Series sells assets for a profit.
    For your convenience, Series distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Series--How To Buy Shares" at Step 3: Additional Shareholder Services.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to back-up withholding, we generally withhold and pay to the U.S. Treasury 31% of your distributions and gross sale proceeds. Dividends of net investment income and short-term capital gains paid to a NONRESIDENT FOREIGN SHAREHOLDER generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call PRUDENTIAL MUTUAL FUND SERVICES LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.
    Except as noted below, the minimum initial investment for Series shares is $1,000 and the minimum subsequent investment is $100. All minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.

PURCHASES THROUGH PRUDENTIAL SECURITIES
Purchases of shares of the Series through Prudential Securities are made through automatic investment procedures (the Autosweep program). You cannot purchase shares through Prudential Securities other than through the Autosweep program, except as specifically provided (that is, you cannot make a manual purchase).
    The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities Financial Advisor. The following discussion assumes that you have selected the Series as your primary money sweep fund.
    For individual retirement accounts (IRAs) and benefit plans in the Autosweep program, all credit balances (that is, immediately available
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16  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities will arrange for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.
    For accounts other than IRAs and benefit plans, shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling $1,000 or more, the available cash will be invested in the Series on the settlement date

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    Purchases through the Autosweep program are subject to a minimum initial investment of $1,000, which is waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors. You will begin earning dividends on your shares purchased through the Autosweep program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m. New York time on the business day following the existence of the credit balance, which is the second business day after the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Your investment in the Series will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.
    The charges and expenses of the Autosweep program are not reflected in the Fees and Expenses tables. For information about participating in the Autosweep program, you should contact your Prudential Securities Financial Advisor.
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HOW TO BUY, SELL AND
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PURCHASES THROUGH THE PRUDENTIAL ADVANTAGE ACCOUNT PROGRAM
The Prudential Advantage Account Program (the Advantage Account Program) is a financial services program available to clients of Pruco Securities Corporation (Pruco) and provides for an automatic investment procedure similar to the Autosweep program. The Advantage Account Program consists of two types of accounts: the Investor Account and the Advantage Account, which offers additional services, such as a debit card and check writing.
    The Advantage Account Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Pruco representative or the Advantage Service Center. The following discussion assumes that you have selected the Series as your primary money sweep fund.
    With the Advantage Account as well as the Investor Account for benefit plans and individual retirement accounts (IRAs), all credit balances (that is, immediately available funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities (Pruco's clearing broker) arranges for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.
    If you have an Investor Account (non-IRAs), shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series with all cash balances of $1.00 or more. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling more than $1,000, all cash balances of $1.00 or more will be invested in the Series on the business day following the settlement date
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18  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    You will begin earning dividends on your shares purchased through the Advantage Account Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m. New York time on the business day following the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Purchases of, withdrawals from and dividends from the Series will be shown on your Advantage Account or Investor Account statement.
    The charges and expenses of the Advantage Account Program are not reflected in the Fees and Expenses tables. For information about participating in the Advantage Account Program, you should call (800) 235-7637.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM
Class A shares of the Series are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND-SM-Account Program (the COMMAND Program), which is available through Prudential Securities, or the Prudential BusinessEdge-SM- Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco. These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Series. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Series shares must be made through your Prudential Securities Financial Advisor or your Pruco broker, as applicable.

MANUAL PURCHASES
You may make a manual purchase (that is, a non-money market sweep purchase) of Series shares in either of the following situations:

     -- You do not participate in a money market sweep program (E.G., the Autosweep program or the Advantage Account Program), or

     -- You participate in a money market sweep program, but the Series is not designated as your primary money market sweep fund
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HOW TO BUY, SELL AND
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    The minimum initial investment for a manual purchase for shares of the Series is $1,000 and the minimum subsequent investment is $100, except that all minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.
    If you make a manual purchase through Prudential Securities, Prudential Securities will place your order for shares of the Series on the business day after the purchase order is received for settlement that day, which is the second business day after receipt of the purchase order by Prudential Securities. Prudential Securities may use and retain the benefit of credit balances in a client's brokerage account until monies are delivered to the Series (Prudential Securities delivers federal funds on the business day after settlement).
    If you make a manual purchase through the Fund's Distributor, through your broker or dealer (other than Prudential Securities) or directly from the Fund, shares will be purchased at the net asset value next determined after receipt of your order and payment in proper form. When your payment is received by 4:30 p.m., New York time, shares will be purchased that day and you will begin to earn dividends on the following business day. If you purchase shares through a broker or dealer, your broker or dealer will forward your order and payment to the Fund. You should contact your broker or dealer for information about services that they may provide, including an automatic sweep feature. Transactions in Series shares may be subject to postage and other charges imposed by your broker or dealer. Any such charge is retained by your broker or dealer and is not sent to the Fund.

STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the Series. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per
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20  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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share at all times. Your broker may charge you a separate or additional fee for purchases of shares.
    We determine the NAV of our shares once each business day at 4:30 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Series' portfolio do not affect the NAV.

STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series at any time, subject to certain restrictions.
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HOW TO BUY, SELL AND
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    When you sell shares of the Series--also known as REDEEMING shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:30 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay payment of your proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES. There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, if you want the check sent to someone or some place that is not in our records, or you are a business or a trust, and if you hold your shares directly with the Transfer Agent, you may have to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. For more information, see the SAI, "Purchase, Redemption, and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

REDEMPTION IN KIND. If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the
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22  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR AUTOSWEEP. If you participate in the Autosweep program, your Series shares may be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

AUTOMATIC REDEMPTION FOR THE ADVANTAGE ACCOUNT. If you participate in the Advantage Account Program, your Series shares may be automatically redeemed to cover any deficit in your securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your securities account or the deficit in your securities account. A deficit in your Advantage Account may result from activity arising under the program, such as debit balances incurred by the use of the Visa-Registered Trademark- Account, including Visa purchases, cash advances and Visa
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HOW TO BUY, SELL AND
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Account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, your Series shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa-Registered Trademark- Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa-Registered Trademark- Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Pruco, as applicable, which has advanced monies to satisfy deficits in your account.
    Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Series shares by submitting a written
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24  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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------------------------------------------------
request to your Prudential Securities Financial Advisor or Pruco broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Pruco, as appropriate, which could delay your requested redemption.
    The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Series shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.
    Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Pruco, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Series held in the account will be redeemed.

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Series shares for Class B, Class C or Class Z shares, except that shares purchased prior to January 22, 1990 that are subject to a contingent deferred sales charge can be exchanged for Class B shares.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010
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HOW TO BUY, SELL AND
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------------------------------------------------

    When you exchange shares of the Series for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.

FREQUENT TRADING
Frequent trading of Series shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When in our opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
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26  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate the Series' financial performance. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for shares of the Series for the periods indicated.
    Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge.
    The financial highlights for the three fiscal years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

SERIES SHARES (FISCAL YEAR ENDED 8-31)

-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE         1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  YEAR                                  $1.00               $1.00           $1.00           $1.00           $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income and net
  realized gains                         .02                  .03          .03(2)          .03(2)         .032(2)
 Dividends and distributions to
  shareholders                          (.02)                (.03)           (.03)           (.03)          (.032)
 NET ASSET VALUE, END OF YEAR           $1.00               $1.00           $1.00           $1.00           $1.00
 TOTAL RETURN(1)                        2.34%               2.72%           3.10%           3.17%           3.16%
---------------------------------
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------
----------------------------------
 NET ASSETS, END OF YEAR (000)         $83,075            $95,117         $75,927         $77,683         $62,867
 AVERAGE NET ASSETS (000)              $87,744            $84,800         $77,500         $74,576         $57,103
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fee                                   .82%                 .86%         .46%(2)         .47%(2)        .581%(2)
 Expenses, excluding distribution
  fee                                   .69%                 .74%         .34%(2)         .35%(2)        .456%(2)
 Net investment income                  2.30%               2.68%        3.06%(2)        3.12%(2)        3.17%(2)
---------------------------------

1                       TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER
                        DISTRIBUTIONS. IT IS CALCULATED ASSUMING SHARES ARE
                        PURCHASED ON THE FIRST DAY AND SOLD ON THE LAST DAY OF EACH
                        PERIOD REPORTED.
2                       NET OF EXPENSE SUBSIDY AND/OR MANAGEMENT FEE WAIVER.

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THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

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28  CONNECTICUT MONEY MARKET SERIES                        [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND
INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL
INFORMATION (SAI)
(incorporated by reference into this
prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
By Electronic Request publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call 1(800) SEC-0330)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

--------------------------------
CUSIP Number: 74435M-64-8

Quotron Symbol: PMCXX

Investment Company Act File No:

811-4023

MF154A                                         [LOGO] Printed on Recycled Paper

TYPE OF FUND:
-------------------------------------
Municipal bond

INVESTMENT OBJECTIVE:
-------------------------------------
Maximize current income that is exempt from federal income taxes consistent with the preservation of capital and to invest in securities which will enable its shares to be exempt from the Florida intangibles tax

                                     [LOGO]

PRUDENTIAL
MUNICIPAL
SERIES FUND

---------------------------------------------------------------
FLORIDA SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares, nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
3       Evaluating Performance
5       Fees and Expenses

7       HOW THE SERIES INVESTS
7       Investment Objective and Policies
9       Other Investments and Strategies
11      Investment Risks

16      HOW THE SERIES IS MANAGED
16      Board of Trustees
16      Manager
16      Investment Adviser
18      Distributor
18      Year 2000 Readiness Disclosure

20      SERIES DISTRIBUTIONS AND TAX ISSUES
20      Distributions
21      Tax Issues
22      If You Sell or Exchange Your Shares

23      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
23      How to Buy Shares
31      How to Sell Your Shares
34      How to Exchange Your Shares
35      Telephone Redemptions or Exchanges

37      FINANCIAL HIGHLIGHTS
38      Class A Shares
39      Class B Shares
40      Class C Shares
41      Class Z Shares

42      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     APPENDIX A: DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)

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FLORIDA SERIES                                [ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the FLORIDA SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM FEDERAL INCOME TAXES consistent with the PRESERVATION OF CAPITAL and to invest in securities which will enable its shares to be EXEMPT FROM THE FLORIDA INTANGIBLES TAX. This means we invest primarily in Florida state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "Florida obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.
    In pursuing our objective, we normally invest at least 80% of the Series' total assets in Florida obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH YIELD DEBT OBLIGATIONS, commonly known as "JUNK BONDS." The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.
    While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due,
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer. Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. The Series invests in non-investment grade securities--also known as "junk bonds"--which have a higher risk of default and tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, pay as well as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.
    Municipal bonds may be subject to the risk that the borrower may not set aside funds to make the bond or lease payments.
    Because the Series will concentrate its investments in Florida obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of Florida obligations than a municipal bond fund that is not as geographically concentrated. By way of illustration, South Florida, because of its location and involvement with foreign trade, tourism and investment capital, is particularly susceptible to international trade and currency imbalances and economic dislocations in Central and South America. The central and northern portions of Florida are susceptible to problems in the agricultural sector. The Series, therefore, may be more susceptible to developments affecting those areas than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in Florida obligations. For more information on the risks of investing in Florida obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
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2  FLORIDA SERIES                                          [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

    The Series is nondiversified, meaning that we can invest a higher percentage of its assets in the securities of fewer issuers than a diversified fund. Investing in a nondiversified series involves greater risk than investing in a diversified series.
    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with a bond index and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.

ANNUAL RETURNS*--(CLASS A SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991                                          12.19%
1992                                           9.59%
1993                                          13.38%
1994                                          -7.22%
1995                                          19.10%
1996                                           3.41%
1997                                           8.47%
1998                                           5.55%
BEST QUARTER: 7.46% (1st quarter of 1995)
WORST QUARTER: (6.71)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE DISTRIBUTION AND SERVICE (12B-1) FEE AND MANAGEMENT FEE WAIVERS, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE TOTAL RETURN OF THE CLASS A SHARES FROM 1-1-99 TO 9-30-99 WAS (1.95)%.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

-----------------------------------------------------------------------------------------
                                         1 YR         5 YRS           SINCE INCEPTION
-----------------------------------------------------------------------------------------
  Class A shares                         2.39%         4.88%        7.44% (since 12-28-90)
  Class B shares                          .13%           N/A        6.70%   (since 8-1-94)
  Class C shares                         2.82%         4.63%        5.29% (since  7-26-93)
  Class Z shares                         5.66%           N/A        6.91%  (since 12-6-96)
  Muni Bond Index(2)                     6.48%         6.22%       **(2)
  Lipper Average(3)                      5.53%         5.28%       **(3)

1                       THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND
                        EXPENSES.
2                       THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (MUNI BOND INDEX)
                        IS AN UNMANAGED INDEX OF OVER 21,000 MUNICIPAL BONDS WHICH
                        ARE GENERALLY REPRESENTATIVE OF THE LONG-TERM INVESTMENT
                        GRADE MUNICIPAL BOND MARKET. THESE RETURNS DO NOT INCLUDE
                        THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE
                        LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE MUNI
                        BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS ARE
                        8.02% FOR CLASS A, 7.73% FOR CLASS B, 6.63% FOR CLASS C AND
                        7.30% FOR CLASS Z SHARES. SOURCE: LEHMAN BROS.
3                       THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS CATEGORY IS BASED ON
                        THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THIS CATEGORY AND
                        DOES NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. AGAIN,
                        THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF
                        SALES CHARGES. THE LIPPER RETURNS SINCE THE INCEPTION OF
                        EACH CLASS ARE 7.55% FOR CLASS A, 7.02% FOR CLASS B, 5.82%
                        FOR CLASS C AND 6.55% FOR CLASS Z SHARES. SOURCE: LIPPER,
                        INC.

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4  FLORIDA SERIES                                          [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each share class of the Series--Class A, B, C, and Z. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS Z
------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on
   purchases (as a percentage of offering             3%       None         1%       None
   price)
  Maximum deferred sales charge (load) (as a
   percentage of the lower of original purchase
   price or sale proceeds)                          None         5%(2)      1%(3)    None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions     None       None       None       None
  Redemption fees                                   None       None       None       None
  Exchange fee                                      None       None       None       None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

------------------------------------------------------------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS Z
------------------------------------------------------------------------------------------
  Management fees                                   .50%       .50%       .50%       .50%
  + Distribution (12b-1) and service fees(4)        .30%(4)    .50%      1.00%(4)    None
  + Other expenses                                  .19%       .19%       .19%       .19%
  = Total annual Series operating expenses(4)       .99%      1.19%      1.69%       .69%
  - Fee waiver or expense reimbursement(4)          .05%       None       .25%       None
  = NET ANNUAL SERIES OPERATING EXPENSES            .94%      1.19%      1.44%       .69%

1                       YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.
2                       THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B
                        SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH
                        YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO
                        CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
3                       THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN
                        18 MONTHS OF PURCHASE.
4                       FOR THE FISCAL YEAR ENDING AUGUST 31, 2000, THE DISTRIBUTOR
                        OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS
                        DISTRIBUTION AND SERVICE FEES FOR CLASS A AND CLASS C SHARES
                        TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS
                        OF THE CLASS A AND CLASS C SHARES, RESPECTIVELY.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------
                                                   1 YR       3 YRS       5 YRS       10 YRS
---------------------------------------------------------------------------------------------
  Class A shares                                     $393        $601        $826      $1,472
  Class B shares                                     $621        $678        $754      $1,362
  Class C shares                                     $345        $603        $985      $2,057
  Class Z shares                                      $70        $221        $384        $859

You would pay the following expenses on the same investment if you did not sell your shares:

-----------------------------------------------------------------------------------------------
                                                     1 YR       3 YRS       5 YRS       10 YRS
-----------------------------------------------------------------------------------------------
  Class A shares                                       $393        $601        $826      $1,472
  Class B shares                                       $121        $378        $654      $1,362
  Class C shares                                       $245        $603        $985      $2,057
  Class Z shares                                        $70        $221        $384        $859

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6  FLORIDA SERIES                                          [ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM FEDERAL INCOME TAXES consistent with the PRESERVATION OF CAPITAL and to invest in securities which will enable its shares to be EXEMPT FROM THE FLORIDA INTANGIBLES TAX. In conjunction with its investment objective, the Series may invest in debt securities with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in FLORIDA OBLIGATIONS, including Florida state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from federal income taxes. We normally invest so that the Series will have at least 80% of its total assets invested in Florida obligations. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    We normally invest at least 70% of the Series' assets in "investment grade" obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in insured municipal bonds. However, we may invest up to 30% of the Series' assets in HIGH YIELD OBLIGATIONS ("JUNK BONDS"). A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond)

-------------------------------------------------------------------
States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    During the year ended August 31, 1999, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total assets, were as follows:

---------------------------------------------------------------------------------
                                                                 PERCENTAGES OF
RATINGS                                                        TOTAL INVESTMENTS
---------------------------------------------------------------------------------
  AAA/Aaa                                                                  47.87%
  AA/Aa                                                                    15.30%
  A/A                                                                       7.04%
  BBB/Baa                                                                  16.97%
  Unrated
    AAA/Aaa                                                                 1.49%
    A/A                                                                     2.74%
    BBB/Baa                                                                 2.87%
    BB/Ba                                                                   1.08%
    B/B                                                                     4.22%

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
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8  FLORIDA SERIES                                          [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in MUNICIPAL LEASE OBLIGATIONS. The interest and principal on municipal lease obligations are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS AND
SECONDARY INVERSE FLOATERS
The Series may invest in floating rate bonds, variable rate bonds, inverse floaters and secondary inverse floaters. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to demand payment of the bond on short notice for an amount that may be more or less than the amount paid. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate or another security or the value of an index.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.

REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

DERIVATIVE STRATEGIES
We may use various derivative strategies to try to improve the Series' returns or protect its assets, although we cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Series will not lose money. Derivatives--such as FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES AND INTEREST RATE SWAPS--involve costs and can be volatile. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities or, in the case of an option on a
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10  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

futures contract, the right to buy or sell a futures contract in exchange for a premium. An interest rate swap is a transaction in which the Series and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of the Series or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.
    With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, currency, interest rate or some other benchmark, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. Any derivatives we may use may not match the Series' underlying holdings. For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks--Hedging Strategies."

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or investment-grade bonds, including bonds that are not exempt from Florida intangibles taxation and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
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HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  AT LEAST 80%                  bonds may lose value           respect to certain
                                because of political,          bonds, such as
                                economic or other              private activity
                                events affecting               bonds, which are
                                issuers of Florida             subject to the
                                obligations                    federal alternative
                            -- Credit risk--the risk           minimum tax (AMT)
                                that the borrower          -- If interest rates
                                can't pay back the              decline, long-term
                                money borrowed or              yields should be
                                make interest                  higher than money
                                payments (lower for            market yields
                                insured and
                                higher-rated bonds)
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income or
                                intangibles tax rates
                                may decrease, which
                                could decrease demand
                                for municipal bonds,
                                or that a change in
                                law may limit or
                                eliminate exemption
                                of interest on
                                municipal bonds from
                                such taxes
------------------------------------------------------------------------------------

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12  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  HIGH-YIELD DEBT           -- Higher market risk          -- May offer higher
  OBLIGATIONS                    than higher-grade             interest income than
  (JUNK BONDS)                  municipal bonds                higher-grade bonds
                            -- Higher credit risk
  UP TO 30%                      than higher-grade
                                municipal bonds (more
                                sensitive to economic
                                downturns)
                            -- Certain high-yield
                                bonds may be more
                                illiquid (harder to
                                value and sell), in
                                which case valuation
                                would depend more on
                                investment adviser's
                                judgment than is
                                generally the case
                                with higher-grade
                                bonds
                            -- Tax risk
------------------------------------------------------------------------------------
  MUNICIPAL LEASE           -- Concentration risk          -- Tax-exempt interest
  OBLIGATIONS               -- Credit risk                     income, except with
                            -- Market risk                     respect to certain
  PERCENTAGE VARIES         -- Illiquidity risk                bonds, such as
                            -- Nonappropriation risk           private activity
                            -- Tax risk                        bonds, which are
                                                               subject to the AMT
                                                           -- If interest rates
                                                                decline, long-term
                                                               yields should be
                                                               higher than money
                                                               market yields
------------------------------------------------------------------------------------

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HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
------------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
------------------------------------------------------------------------------------
  INVERSE FLOATERS/         -- High market risk--risk      -- Income generally will
  SECONDARY INVERSE             that inverse floaters          increase when
  FLOATERS                      will fluctuate in              interest rates
                                value more                     decrease
  PERCENTAGE VARIES             dramatically than
                                other debt securities
                                when interest rates
                                change
                            -- Credit risk
                            -- Illiquidity risk
                            -- Secondary inverse
                                floaters are subject
                                to additional risks
                                of municipal
                                asset-backed
                                securities
------------------------------------------------------------------------------------

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14  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  DERIVATIVES               -- Derivatives such as         -- The Series could make
                                futures and options            money and protect
  PERCENTAGE VARIES             may not fully offset           against losses if the
                                the underlying                 investment analysis
                                positions and this             proves correct
                                could result in            -- One way to manage the
                                losses to the Series           Series' risk/return
                                that would not have            balance is to lock in
                                otherwise occurred             the value of an
                            -- Derivatives used for            investment ahead of
                                 risk management may           time
                                not have the intended      -- Derivatives that
                                effects and may                 involve leverage
                                result in losses or            could generate
                                missed opportunities           substantial gains or
                            -- The other party to a            low costs
                                derivatives contract
                                could default
                            -- Derivatives that
                                 involve leverage
                                (borrowing for
                                investment) could
                                magnify losses
                            -- Certain types of
                                derivatives involve
                                costs to the Series
                                which can reduce
                                returns
------------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 15% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50 of 1% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.
    Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998,
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16  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

he was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading, and corporate bond investing.
    Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to this appointment in 1999, he was senior managing director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.
    The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.
    The Municipal Bond Team, headed by Evan Lamp, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.
    The following are the fixed income sector teams and the corresponding team leaders: (Assets under management are as of October 31, 1999.)

                             MUNICIPAL BONDS

ASSETS UNDER MANAGEMENT: $5.6 billion.

TEAM LEADER: Evan Lamp. GENERAL INVESTMENT EXPERIENCE: 7 years.

PORTFOLIO MANAGERS: 5. AVERAGE GENERAL INVESTMENT EXPERIENCE: 10 years, which includes team members with significant mutual fund experience.
--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------

SECTOR: City, state and local government securities.

INVESTMENT APPROACH: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

                             MONEY MARKETS

ASSETS UNDER MANAGEMENT: $41.1 billion.

TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years

PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

SECTOR: High-quality short-term securities, including both taxable and tax-exempt instruments.

INVESTMENT APPROACH: Focus is on safety of principal, liquidity and controlled risk.

DISTRIBUTOR
Prudential Investment Management Service LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, C, and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account
-------------------------------------------------------------------
18  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and could result in a decline in the value of the securities held by the Series.
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series pays DIVIDENDS of net investment income monthly, and distributes LONG-TERM CAPITAL GAINS, if any, at least annually. Dividends generally will be exempt from federal income tax. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from federal income taxes and shares of the Series will be subject to the Florida intangibles tax. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in Florida obligations. In addition, Series' shares will be EXEMPT FROM THE FLORIDA INTANGIBLES TAX FOR FLORIDA RESIDENTS if at least 90 percent of the net assets of the Series' portfolio of assets consists of obligations exempt from Florida intangible tax. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
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20  FLORIDA SERIES                                         [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders (typically once a year). Long-term capital gains are generated when the Series sells assets that it held for more than 12 months, for a profit. For an individual, the maximum long-term capital gains rate is 20% for federal income tax purposes.
    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid to you on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do so, or are otherwise subject to backup withholding, we generally withhold and pay to the U.S. Treasury 31% of your taxable distributions and gross sale proceeds. If you are subject to backup withholding, we will withhold and pay to the Treasury 31% of your distributions.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Series just before the record date (the date that determines who receives the dividend), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout although this may not be apparent because the value of each share of the Series will also be affected by the market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax. The amount of tax you pay depends on whether you hold your shares for more than one year. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
RECEIPTS FROM SALE  $        -->        +$  CAPITAL GAIN
                                            (taxes owed)

                                            OR

RECEIPTS FROM SALE  $        -->        -$  CAPITAL LOSS
                                            (offset against gain)

[GRAPH]

    Any gain or loss you may have from selling or exchanging Series shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
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22  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund
Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available to a limited group of investors.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment

     -- The length of time you expect to hold the shares and the impact of varying distribution fees
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

     --    The different sales charges that apply to each share class--
           Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC
     --    Whether you qualify for any reduction or waiver of sales charges
     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
     --    Whether you qualify to purchase Class Z shares.
    See "How to Sell Your Shares" for a description of the impact of CDSCs.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

-----------------------------------------------------------------------------------------
                                CLASS A           CLASS B          CLASS C       CLASS Z
-----------------------------------------------------------------------------------------
  Minimum purchase            $1,000          $1,000             $2,500          None
    amount(1)
  Minimum amount for          $100            $100               $100            None
    subsequent
   purchases(1)
  Maximum initial             3% of the       None               1% of the       None
    sales charge              public                             public
                              offering                           offering
                              price                              price
  Contingent Deferred         None            If sold during:    1% on sales     None
    Sales Charge (CDSC)(2)                    Year 1    5%       made within
                                              Year 2    4%       18 months of
                                              Year 3    3%       purchase(2)
                                              Year 4    2%
                                              Years 5/6 1%
                                              Year 7    0%
  Annual distribution         .30 of 1%       .50 of 1%          1% (.75 of      None
    and service (12b-1)       (.25 of 1%                         1%
    fees (shown as            currently)                         currently)
    a percentage of
    average net
    assets)(3)

1                       THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN
                        RETIREMENT AND EMPLOYEE SAVINGS PLANS AND CUSTODIAL ACCOUNTS
                        FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT
                        FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS
                        $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL
                        SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
2                       FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS
                        CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT
                        DEFERRED SALES CHARGES (CDSC)." CLASS C SHARES BOUGHT BEFORE
                        NOVEMBER 2, 1998 HAVE A 1% CDSC IF SOLD WITHIN ONE YEAR.
3                       THESE DISTRIBUTION FEES ARE PAID FROM THE SERIES' ASSETS ON
                        A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE
                        COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING
                        OTHER TYPES OF SALES CHARGES. THE SERVICE FEE FOR CLASS A,
                        CLASS B AND CLASS C SHARES IS .25 OF 1%. THE DISTRIBUTION
                        FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING
                        THE .25 OF 1% SERVICE FEE), FOR CLASS B SHARES IS LIMITED TO
                        .50 OF 1% (INCLUDING THE .25 OF 1% SERVICE FEE), AND IS .75
                        OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST
                        31, 2000, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY
                        AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12B-1) FEES
                        FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF
                        THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C
                        SHARES, RESPECTIVELY.

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24  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

-------------------------------------------------------------------------------------
                          SALES CHARGE AS % OF   SALES CHARGE AS % OF      DEALER
   AMOUNT OF PURCHASE        OFFERING PRICE        AMOUNT INVESTED       REALLOWANCE
-------------------------------------------------------------------------------------
  Less than $99,999                      3.00%                  3.09%           3.00%
  $100,000 to $249,999                   2.50%                  2.56%           2.50%
  $250,000 to $499,999                   1.50%                  1.52%           1.50%
  $500,000 to $999,999                   1.00%                  1.01%           1.00%
  $1 million and
   above(1)                               None                   None            None

1                       IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A
                        SHARES, UNLESS YOU QUALIFY TO BUY CLASS Z SHARES.

    To satisfy the purchase amounts above, you can:

     --    Invest with an eligible group of related investors

     -- Buy the Class A shares of two or more Prudential mutual funds at the same time

     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)

     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.

    The Distributor may reallow Class A's sales charge to dealers.

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

Advisory Group relating to:
     -- Mutual Fund "wrap" or asset allocation programs where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or
     -- Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Other investors pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a selected dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales
Charges--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:
     --    Purchase your shares through an account at Prudential Securities
     -- Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or

     --    Purchase your shares through another broker.
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26  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker. The Transfer Agent may require any supporting documents it considers appropriate.

QUALIFYING FOR CLASS Z SHARES
MUTUAL FUND PROGRAMS. Class Z shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:

     -- Mutual fund "wrap" or asset allocation programs where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or

     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:

     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,

     -- Current and former Directors/Trustees of the Prudential mutual funds (including the Fund), and

     --    Prudential, with an investment of $10 million or more.
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
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28  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV with respect to the Series on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

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MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds City ABC bonds in its portfolio and the price of City ABC bonds goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless
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30  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, you want the check sent to someone or some place that is not in our records or you are a business or a trust and you hold shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares)

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
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32  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares owned in joint tenancy, provided the shares were purchased before the death or disability

     --    On certain sales from a Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charges--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010
    There is no sales charge for such exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI,
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34  FLORIDA SERIES                                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
"Shareholder Investment Account--Exchange Privilege."
    If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
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36  FLORIDA SERIES                                         [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate financial performance of the Series. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
    Review each chart with the financial statements and report of independent accountants, which appear in the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.
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FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS A SHARES (FISCAL YEAR ENDED 8-31)

---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE           1999            1998            1997             1996             1995
---------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR          $10.74          $10.41          $10.11           $10.06            $9.91
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          .50             .52             .54(2)           .57(2)           .59(2)
 Net realized and unrealized gain
  (loss) on investment transactions            (.56)            .33             .31              .05              .15
 TOTAL FROM INVESTMENT OPERATIONS              (.06)            .85             .85              .62              .74
---------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                       (.50)           (.52)           (.54)            (.57)            (.59)
 Distributions in excess of
  investment income                              --(3)            --           (.01)              --               --
 Distributions from net realized
  gains                                          --(3)            --             --               --               --
 TOTAL DISTRIBUTIONS                           (.50)           (.52)           (.55)            (.57)            (.59)
 NET ASSET VALUE, END OF YEAR                $10.18          $10.74          $10.41           $10.11           $10.06
 TOTAL RETURN(1)                               (.61)%         8.34%           8.65%            6.20%            7.85%
---------------------------------
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RATIOS/SUPPLEMENTAL DATA                  1999            1998            1997             1996             1995
---------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)              $77,398         $88,045         $92,579         $101,999         $120,963
 AVERAGE NET ASSETS (000)                   $84,810         $90,437         $97,700         $112,266         $124,259
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                         .89%            .80%            .57%(2)          .37%(2)          .24%(2)
 Expenses, excluding distribution
  fees                                         .69%            .70%            .47%(2)          .27%(2)          .17%(2)
 Net investment income                        4.72%           4.89%           5.32%(2)         5.56%(2)         6.04%(2)
 Portfolio turnover                             13%             35%             22%              68%              65%
---------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF MANAGEMENT FEE WAIVER.
3    LESS THAN $.005 PER SHARE.

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38  FLORIDA SERIES                                         [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS B SHARES (FISCAL YEAR ENDED 8-31)

---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE           1999            1998            1997             1996             1995
---------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR          $10.74          $10.41          $10.11           $10.06            $9.91
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          .47             .48             .50(2)           .53(2)           .55(2)
 Net realized and unrealized gain
  (loss) on investment transactions            (.56)            .33             .31              .05              .15
 TOTAL FROM INVESTMENT OPERATIONS              (.09)            .81             .81              .58              .70
---------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                       (.47)           (.48)           (.50)            (.53)            (.55)
 Distributions in excess of
  investment income                              --(3)            --           (.01)              --               --
 Distributions from net realized
  gains                                          --(3)            --             --               --               --
 TOTAL DISTRIBUTIONS                           (.47)           (.48)           (.51)            (.53)            (.55)
 NET ASSET VALUE, END OF YEAR                $10.18          $10.74          $10.41           $10.11           $10.06
 TOTAL RETURN(1)                               (.91)%         7.91%           8.22%            5.79%            7.39%
---------------------------------
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                  1999            1998            1997             1996             1995
---------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)              $24,626         $22,755         $18,820          $14,699           $8,326
 AVERAGE NET ASSETS (000)                   $24,665         $21,154         $17,565          $12,570           $4,699
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                        1.19%           1.20%            .97%(2)          .77%(2)          .67%(2)
 Expenses, excluding distribution
  fees                                         .69%            .70%            .47%(2)          .27%(2)          .17%(2)
 Net investment income                        4.43%           4.49%           4.92%(2)         5.16%(2)         5.56%(2)
 Portfolio turnover                             13%             35%             22%              68%              65%
---------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF MANAGEMENT FEE WAIVER.
3    LESS THAN $.005 PER SHARE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS C SHARES (FISCAL YEAR ENDED 8-31)

------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999          1998          1997           1996            1995
------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR        $10.74        $10.41        $10.11         $10.06           $9.91
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                        .44           .45           .48(2)         .50(2)          .53(2)
 Net realized and unrealized gain
  (loss) on investment transactions          (.56)          .33           .31            .05             .15
 TOTAL FROM INVESTMENT OPERATIONS            (.12)          .78           .79            .55             .68
------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                     (.44)         (.45)         (.48)          (.50)           (.53)
 Distributions in excess of
  investment income                            --(3)          --         (.01)            --              --
 Distributions from net realized
  gains                                        --(3)          --           --             --              --
 TOTAL DISTRIBUTIONS                         (.44)         (.45)         (.49)          (.50)           (.53)
 NET ASSET VALUE, END OF YEAR              $10.18        $10.74        $10.41         $10.11          $10.06
 TOTAL RETURN(1)                            1.16%         7.64%         7.95%          5.52%           7.12%
-----------------------------------
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999          1998          1997           1996            1995
------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)             $6,833        $7,520        $7,336         $7,792          $9,028
 AVERAGE NET ASSETS (000)                  $7,420        $7,325        $7,575         $8,293         $10,265
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                      1.44%         1.45%         1.22%(2)       1.02%(2)         .92%(2)
 Expenses, excluding distribution
  fees                                       .69%          .70%          .47%(2)        .27%(2)         .17%(2)
 Net investment income                      4.17%         4.24%         4.67%(2)       4.91%(2)        5.35%(2)
 Portfolio turnover                           13%           35%           22%            68%             65%
-----------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF MANAGEMENT FEE WAIVER.
3    LESS THAN $.005 PER SHARE.

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40  FLORIDA SERIES                                         [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS Z SHARES
The financial highlights for the two years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the period from December 6, 1996 through August 31, 1997 were audited by other independent auditors, whose reports were unqualified.

CLASS Z SHARES (FISCAL YEAR ENDED 8-31)

----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE            1999               1998            1997(1)
----------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                       $10.73             $10.41          $10.36
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                            .52                .53             .41(4)
 Net realized and unrealized gain
  on investment transactions                     (.56)               .32             .06
 TOTAL FROM INVESTMENT OPERATIONS                (.04)               .85             .47
----------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                         (.52)              (.53)           (.41)
 Distributions in excess of
  investment income                                --(5)              --            (.01)
 Distributions from net investment
  income                                           --(5)              --              --
 TOTAL DISTRIBUTIONS                             (.52)              (.53)           (.42)
 NET ASSET VALUE, END OF PERIOD                $10.17             $10.73          $10.41
 TOTAL RETURN(2)                                 (.42)%            8.34%           4.57%
-----------------------------------
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                   1999               1998              1997
----------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF PERIOD (000)                 $377               $383             $94
 AVERAGE NET ASSETS (000)                        $413               $373             $36
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                           .69%               .70%            .47%(3),(4)
 Expenses, excluding distribution
  fees                                           .69%               .70%            .47%(3),(4)
 Net investment income                          4.93%              4.99%           5.48%(3),(4)
 Portfolio turnover                               13%                35%             22%
-----------------------------------

1 INFORMATION SHOWN IS FOR THE PERIOD 12-6-96 (WHEN CLASS Z SHARES WERE FIRST OFFERED) THROUGH 8-31-97.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL RETURN FOR PERIODS OF LESS THAN A FULL YEAR IS NOT ANNUALIZED.
3    ANNUALIZED.
4    NET OF MANAGEMENT FEE WAIVER.
5    LESS THAN $.005 PER SHARE.

--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

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42  FLORIDA SERIES                                         [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND
INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

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44  FLORIDA SERIES                                         [ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.
    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable
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A-2  FLORIDA SERIES                                        [ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated obligations only in small degree.
    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.
    D: Debt rated D is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating, while notes maturing beyond three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal an interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designations indicates speculative capacity to pay principal and interest.
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A-4  FLORIDA SERIES                                        [ICON] (800) 225-1852

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A-6  FLORIDA SERIES                                        [ICON] (800) 225-1852

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A-8  FLORIDA SERIES                                        [ICON] (800) 225-1852

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FOR MORE INFORMATION:
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
 (incorporated by reference into this prospectus)

ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
By Electronic Request:
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call
  (202)942-8090.)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

--------------------------------

           CUSIP         Quotron
           Numbers:     Symbols:

  Class
A:         74435M-50-7   PFLAX
  Class
B:         74435M-60-6   PFABX
  Class
C:         74435M-61-4    --
  Class
Z:         74435M-42-4    --

Investment Company Act File No:

811-4023

MF148A                                         [LOGO] Printed on Recycled Paper

TYPE OF FUND:
-------------------------------------
Municipal bond

INVESTMENT OBJECTIVE:
-------------------------------------
Maximize current income that is exempt from Massachusetts state and federal income taxes consistent with the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL
SERIES FUND

---------------------------------------------------------------
MASSACHUSETTS SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares, nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
2       Principal Risks
3       Evaluating Performance
5       Fees and Expenses

7       HOW THE SERIES INVESTS
7       Investment Objective and Policies
9       Other Investments and Strategies
11      Investment Risks

16      HOW THE SERIES IS MANAGED
16      Board of Trustees
16      Manager
16      Investment Adviser
18      Distributor
18      Year 2000 Readiness Disclosure

20      SERIES DISTRIBUTIONS AND TAX ISSUES
20      Distributions
21      Tax Issues
22      If You Sell or Exchange Your Shares

23      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
23      How to Buy Shares
31      How to Sell Your Shares
34      How to Exchange Your Shares
35      Telephone Redemptions or Exchanges

37      FINANCIAL HIGHLIGHTS
38      Class A Shares
39      Class B Shares
40      Class C Shares
41      Class Z Shares

42      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     APPENDIX A: DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)

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MASSACHUSETTS SERIES                          [ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the MASSACHUSETTS SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM MASSACHUSETTS STATE AND FEDERAL INCOME TAXES, consistent with the PRESERVATION OF CAPITAL. This means we invest primarily in Massachusetts state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "Massachusetts obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.
    In pursuing our objective, we normally invest so that at least 80% of the income from the Series' investments will be exempt from Massachusetts state and federal income taxes or the Series will invest at least 80% of its total assets in Massachusetts obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH YIELD DEBT OBLIGATIONS, commonly known as "JUNK BONDS." The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.
    While we make every effort to achieve our objective, we can't guarantee success.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer. Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. The Series invests in non-investment grade securities--also known as "junk bonds"--which have a higher risk of default and tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, pay as well as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.
    Municipal bonds may be subject to the risk that the borrower may not set aside funds to make the bond or lease payments.
    Because the Series will concentrate its investments in Massachusetts obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of Massachusetts obligations than a municipal bond fund that is not as geographically concentrated. By way of illustration, although Massachusetts has a relatively diversified economy, Massachusetts' largest economic sector, the service sector, concentrates in the health care, information technology, knowledge creation and financial services industries. The Series, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example
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2  MASSACHUSETTS SERIES                                    [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

illustrates just one of the risks of investing in Massachusetts obligations. For more information on the risks of investing in Massachusetts obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with a bond index and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.

ANNUAL RETURNS*--(CLASS B SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                           7.81%
1990                                           4.81%
1991                                          12.27%
1992                                           8.84%
1993                                          11.12%
1994                                          -5.54%
1995                                          17.05%
1996                                           2.57%
1997                                           7.79%
1998                                           5.12%
BEST QUARTER: 6.78% (1st quarter of 1995)
WORST QUARTER: (5.30)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE MANAGEMENT FEE WAIVER, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE TOTAL RETURN OF THE CLASS B SHARES FROM 1-1-99 TO 9-30-99 WAS (3.21)%.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

--------------------------------------------------------------------------------------------
                               1 YR         5 YRS         10 YRS          SINCE INCEPTION
--------------------------------------------------------------------------------------------
  Class A shares               2.37%         4.94%           N/A        7.09% (since 1-22-90)
  Class B shares               0.12%         4.98%         7.02%        7.71% (since 9-13-84)
  Class C shares               2.81%           N/A           N/A        6.03% (since  8-1-94)
  Class Z shares               5.63%           N/A           N/A        6.93% (since 12-6-96)
  Muni Bond Index(2)           6.48%         6.22%         8.22%       **(2)
  Lipper Average(3)            5.42%         5.33%         7.57%       **(3)

1                       THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND
                        EXPENSES.
2                       THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (MUNI BOND INDEX)
                        IS AN UNMANAGED INDEX OF OVER 21,000 MUNICIPAL BONDS WHICH
                        ARE GENERALLY REPRESENTATIVE OF THE LONG-TERM INVESTMENT
                        GRADE MUNICIPAL BOND MARKET. THESE RETURNS DO NOT INCLUDE
                        THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE
                        LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE MUNI
                        BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS ARE
                        8.07% FOR CLASS A, 9.49% FOR CLASS B, 7.73% FOR CLASS C AND
                        7.30% FOR CLASS Z SHARES. SOURCE: LEHMAN BROS.
3                       THE LIPPER MASSACHUSETTS MUNICIPAL DEBT FUNDS CATEGORY IS
                        BASED ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THIS
                        CATEGORY AND DOES NOT INCLUDE THE EFFECT OF ANY SALES
                        CHARGES. AGAIN, THESE RETURNS WOULD BE LOWER IF THEY
                        INCLUDED THE EFFECT OF SALES CHARGES. THE LIPPER RETURNS
                        SINCE THE INCEPTION OF EACH CLASS ARE 7.63% FOR CLASS A,
                        8.65% FOR CLASS B, 7.03% FOR CLASS C AND 6.54% FOR CLASS Z
                        SHARES. SOURCE: LIPPER, INC.

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4  MASSACHUSETTS SERIES                                    [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each share class of the Series--Class A, B, C, and Z. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS Z
------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on
   purchases (as a percentage of offering             3%       None         1%       None
   price)
  Maximum deferred sales charge (load) (as a
   percentage of the lower of original purchase
   price or sale proceeds)                          None         5%(2)      1%(3)    None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions     None       None       None       None
  Redemption fees                                   None       None       None       None
  Exchange fee                                      None       None       None       None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

------------------------------------------------------------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS Z
------------------------------------------------------------------------------------------
  Management fees                                   .50%       .50%       .50%       .50%
  + Distribution (12b-1) and service fees(4)        .30%(4)    .50%      1.00%(4)    None
  + Other expenses                                  .41%       .41%       .41%       .41%
  = Total annual Series operating expenses(4)      1.21%      1.41%      1.91%       .91%
  - Fee waiver or expense reimbursement(4)          .05%       None       .25%       None
  = NET ANNUAL SERIES OPERATING EXPENSES           1.16%      1.41%      1.66%       .91%

1                       YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.
2                       THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B
                        SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH
                        YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO
                        CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
3                       THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN
                        18 MONTHS OF PURCHASE.
4                       FOR THE FISCAL YEAR ENDING AUGUST 31, 2000, THE DISTRIBUTOR
                        OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS
                        DISTRIBUTION AND SERVICE FEES FOR CLASS A AND CLASS C SHARES
                        TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS
                        OF THE CLASS A AND CLASS C SHARES, RESPECTIVELY.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------
                                                   1 YR       3 YRS       5 YRS       10 YRS
---------------------------------------------------------------------------------------------
  Class A shares                                     $415        $669        $942      $1,721
  Class B shares                                     $644        $747        $873      $1,615
  Class C shares                                     $367        $671      $1,100      $2,293
  Class Z shares                                      $93        $291        $505      $1,123

You would pay the following expenses on the same investment if you did not sell your shares:

-----------------------------------------------------------------------------------------------
                                                     1 YR       3 YRS       5 YRS       10 YRS
-----------------------------------------------------------------------------------------------
  Class A shares                                       $415        $669        $942      $1,721
  Class B shares                                       $144        $447        $773      $1,615
  Class C shares                                       $267        $671      $1,100      $2,293
  Class Z shares                                        $93        $291        $505      $1,123

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6  MASSACHUSETTS SERIES                                    [ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM MASSACHUSETTS STATE AND FEDERAL INCOME TAXES consistent with the PRESERVATION OF CAPITAL. In conjunction with its investment objective, the Series may invest in debt securities with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in MASSACHUSETTS OBLIGATIONS, including Massachusetts state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from Massachusetts state and federal income taxes. We normally invest so that at least 80% of the income from the Series' investments will be exempt from those taxes or the Series will have at least 80% of its total assets invested in Massachusetts obligations. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    We normally invest at least 70% of the Series' assets in "investment grade" obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in insured municipal bonds. However, we may invest up to 30% of the Series' assets in HIGH YIELD OBLIGATIONS ("JUNK BONDS"). A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond)

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States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
-------------------------------------------------------------------
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HOW THE SERIES INVESTS
------------------------------------------------

and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    During the year ended August 31, 1999, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total assets, were as follows:

---------------------------------------------------------------------------------
                                                                 PERCENTAGES OF
RATINGS                                                        TOTAL INVESTMENTS
---------------------------------------------------------------------------------
  AAA/Aaa                                                                  50.86%
  AA/Aa                                                                    13.68%
  A/A                                                                       5.95%
  BBB/Baa                                                                  24.04%
  BB/Ba                                                                     1.74%
  Unrated
    B/B                                                                     1.69%

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy,
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8  MASSACHUSETTS SERIES                                    [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in MUNICIPAL LEASE OBLIGATIONS. The interest and principal on municipal lease obligations are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS AND
SECONDARY INVERSE FLOATERS
The Series may invest in floating rate bonds, variable rate bonds, inverse floaters and secondary inverse floaters. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to
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HOW THE SERIES INVESTS
------------------------------------------------

demand payment of the bond on short notice for an amount that may be more or less than the amount paid. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate or another security or the value of an index.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.

REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

DERIVATIVE STRATEGIES
We may use various derivative strategies to try to improve the Series' returns or protect its assets, although we cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Series will not lose money. Derivatives--such as FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES AND INTEREST RATE SWAPS--involve costs and can be volatile. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An
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10  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

option is the right to buy or sell securities or, in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium. An interest rate swap is a transaction in which the Series and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of the Series or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.
    With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, currency, interest rate or some other benchmark, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. Any derivatives we may use may not match the Series' underlying holdings. For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks--Hedging Strategies."

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes.
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HOW THE SERIES INVESTS
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This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.

INVESTMENT TYPE

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  PROVIDE AT LEAST 80% OF       bonds may lose value           respect to certain
  SERIES' INCOME OR             because of political,          bonds, such as
  COMPRISE AT LEAST 80% OF      economic or other              private activity
  ITS TOTAL ASSETS              events affecting               bonds, which are
                                issuers of                     subject to the
                                Massachusetts                  federal alternative
                                obligations                    minimum tax (AMT)
                            -- Credit risk--the risk       -- If interest rates
                                that the borrower               decline, long-term
                                can't pay back the             yields should be
                                money borrowed or              higher than money
                                make interest                  market yields
                                payments (lower for
                                insured and
                                higher-rated bonds)
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
------------------------------------------------------------------------------------

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12  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  HIGH-YIELD DEBT           -- Higher market risk          -- May offer higher
  OBLIGATIONS                    than higher-grade             interest income than
  (JUNK BONDS)                  municipal bonds                higher-grade bonds
                            -- Higher credit risk
  UP TO 30%                      than higher-grade
                                municipal bonds (more
                                sensitive to economic
                                downturns)
                            -- Certain high-yield
                                bonds may be more
                                illiquid (harder to
                                value and sell), in
                                which case valuation
                                would depend more on
                                investment adviser's
                                judgment than is
                                generally the case
                                with higher-grade
                                bonds
                            -- Tax risk
------------------------------------------------------------------------------------
  MUNICIPAL LEASE           -- Concentration risk          -- Tax-exempt interest
  OBLIGATIONS               -- Credit risk                     income, except with
                            -- Market risk                     respect to certain
  PERCENTAGE VARIES         -- Illiquidity risk                bonds, such as
                            -- Nonappropriation risk           private activity
                            -- Tax risk                        bonds, which are
                                                               subject to the AMT
                                                           -- If interest rates
                                                                decline, long-term
                                                               yields should be
                                                               higher than money
                                                               market yields
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HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
------------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
------------------------------------------------------------------------------------
  INVERSE FLOATERS/         -- High market risk--risk      -- Income generally will
  SECONDARY INVERSE             that inverse floaters          increase when
  FLOATERS                      will fluctuate in              interest rates
                                value more                     decrease
  PERCENTAGE VARIES             dramatically than
                                other debt securities
                                when interest rates
                                change
                            -- Credit risk
                            -- Illiquidity risk
                            -- Secondary inverse
                                floaters are subject
                                to additional risks
                                of municipal
                                asset-backed
                                securities
------------------------------------------------------------------------------------

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14  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  DERIVATIVES               -- Derivatives such as         -- The Series could make
                                futures and options            money and protect
  PERCENTAGE VARIES             may not fully offset           against losses if the
                                the underlying                 investment analysis
                                positions and this             proves correct
                                could result in            -- One way to manage the
                                losses to the Series           Series' risk/return
                                that would not have            balance is to lock in
                                otherwise occurred             the value of an
                            -- Derivatives used for            investment ahead of
                                 risk management may           time
                                not have the intended      -- Derivatives that
                                effects and may                 involve leverage
                                result in losses or            could generate
                                missed opportunities           substantial gains or
                            -- The other party to a            low costs
                                derivatives contract
                                could default
                            -- Derivatives that
                                 involve leverage
                                (borrowing for
                                investment) could
                                magnify losses
                            -- Certain types of
                                derivatives involve
                                costs to the Series
                                which can reduce
                                returns
------------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 15% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
------------------------------------------------------------------------------------

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HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50 of 1% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.
    Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998,
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16  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

he was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading, and corporate bond investing.
    Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to this appointment in 1999, he was senior managing director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.
    The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.
    The Municipal Bond Team, headed by Evan Lamp, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.
    The following are the fixed income sector teams and the corresponding team leaders: (Assets under management are as of October 31, 1999.)

                             MUNICIPAL BONDS

ASSETS UNDER MANAGEMENT: $5.6 billion.

TEAM LEADER: Evan Lamp. GENERAL INVESTMENT EXPERIENCE: 7 years.

PORTFOLIO MANAGERS: 5. AVERAGE GENERAL INVESTMENT EXPERIENCE: 10 years, which includes team members with significant mutual fund experience.
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HOW THE SERIES IS MANAGED
------------------------------------------------

SECTOR: City, state and local government securities.

INVESTMENT APPROACH: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

                             MONEY MARKETS

ASSETS UNDER MANAGEMENT: $41.1 billion.

TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years

PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

SECTOR: High-quality short-term securities, including both taxable and tax-exempt instruments.

INVESTMENT APPROACH: Focus is on safety of principal, liquidity and controlled risk.

DISTRIBUTOR
Prudential Investment Management Service LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, C, and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account
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18  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and could result in a decline in the value of the securities held by the Series.
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SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series pays DIVIDENDS of net investment income monthly, and distributes LONG-TERM CAPITAL GAINS, if any, at least annually. Dividends generally will be exempt from federal and Massachusetts state income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in Massachusetts obligations. Series' dividends are EXEMPT FROM MASSACHUSETTS PERSONAL INCOME TAXES FOR MASSACHUSETTS RESIDENT INDIVIDUALS AND OTHER RESIDENT NONCORPORATE SHAREHOLDERS to the extent that they are derived from interest payments on Massachusetts obligations or from certain long-term capital gains on certain Massachusetts obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
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20  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders (typically once a year). Long-term capital gains are generated when the Series sells assets that it held for more than 12 months, for a profit. For an individual, the maximum long-term capital gains rate is 20% for federal income tax purposes.
    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid to you on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do so, or are otherwise subject to backup withholding, we generally withhold and pay to the U.S. Treasury 31% of your taxable distributions and gross sale proceeds. If you are subject to backup withholding, we will withhold and pay to the Treasury 31% of your distributions.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Series just before the record date (the date that determines who receives the dividend), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because
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SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout although this may not be apparent because the value of each share of the Series will also be affected by the market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax. The amount of tax you pay depends on whether you hold your shares for more than one year. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
RECEIPTS FROM SALE  $        -->        +$  CAPITAL GAIN
                                            (taxes owed)

                                            OR

RECEIPTS FROM SALE  $        -->        -$  CAPITAL LOSS
                                            (offset against gain)

[GRAPH]

    Any gain or loss you may have from selling or exchanging Series shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
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22  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available to a limited group of investors.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment

     -- The length of time you expect to hold the shares and the impact of varying distribution fees
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

     --    The different sales charges that apply to each share class--
           Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC

     --    Whether you qualify for any reduction or waiver of sales charges

     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase

     --    Whether you qualify to purchase Class Z shares.
    See "How to Sell Your Shares" for a description of the impact of CDSCs.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

-----------------------------------------------------------------------------------------
                                CLASS A           CLASS B          CLASS C       CLASS Z
-----------------------------------------------------------------------------------------
  Minimum purchase            $1,000          $1,000             $2,500          None
    amount(1)
  Minimum amount for          $100            $100               $100            None
    subsequent
   purchases(1)
  Maximum initial             3% of the       None               1% of the       None
    sales charge              public                             public
                              offering                           offering
                              price                              price
  Contingent Deferred         None            If sold during:    1% on sales     None
    Sales Charge (CDSC)(2)                    Year 1    5%       made within
                                              Year 2    4%       18 months of
                                              Year 3    3%       purchase(2)
                                              Year 4    2%
                                              Years 5/6 1%
                                              Year 7    0%
  Annual distribution         .30 of 1%       .50 of 1%          1% (.75 of      None
    and service (12b-1)       (.25 of 1%                         1%
    fees (shown as            currently)                         currently)
    a percentage of
    average net
    assets)(3)

1                       THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN
                        RETIREMENT AND EMPLOYEE SAVINGS PLANS AND CUSTODIAL ACCOUNTS
                        FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT
                        FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS
                        $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL
                        SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
2                       FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS
                        CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT
                        DEFERRED SALES CHARGES (CDSC)." CLASS C SHARES BOUGHT BEFORE
                        NOVEMBER 2, 1998 HAVE A 1% CDSC IF SOLD WITHIN ONE YEAR.
3                       THESE DISTRIBUTION FEES ARE PAID FROM THE SERIES' ASSETS ON
                        A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE
                        COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING
                        OTHER TYPES OF SALES CHARGES. THE SERVICE FEE FOR CLASS A,
                        CLASS B AND CLASS C SHARES IS .25 OF 1%. THE DISTRIBUTION
                        FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING
                        THE .25 OF 1% SERVICE FEE), FOR CLASS B SHARES IS LIMITED TO
                        .50 OF 1% (INCLUDING THE .25 OF 1% SERVICE FEE), AND IS .75
                        OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST
                        31, 2000, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY
                        AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES
                        FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF
                        THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C
                        SHARES, RESPECTIVELY.

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24  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

-------------------------------------------------------------------------------------
                          SALES CHARGE AS % OF   SALES CHARGE AS % OF      DEALER
   AMOUNT OF PURCHASE        OFFERING PRICE        AMOUNT INVESTED       REALLOWANCE
-------------------------------------------------------------------------------------
  Less than $99,999                      3.00%                  3.09%           3.00%
  $100,000 to $249,999                   2.50%                  2.56%           2.50%
  $250,000 to $499,999                   1.50%                  1.52%           1.50%
  $500,000 to $999,999                   1.00%                  1.01%           1.00%
  $1 million and
   above(1)                               None                   None            None

1                       IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A
                        SHARES, UNLESS YOU QUALIFY TO BUY CLASS Z SHARES.

    To satisfy the purchase amounts above, you can:

     --    Invest with an eligible group of related investors

     -- Buy the Class A shares of two or more Prudential mutual funds at the same time

     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)

     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.

    The Distributor may reallow Class A's sales charge to dealers.

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments
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HOW TO BUY, SELL AND
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Advisory Group relating to:

     -- Mutual Fund "wrap" or asset allocation programs where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or

     -- Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Other investors pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a selected dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales
Charges--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:

     --    Purchase your shares through an account at Prudential Securities

     -- Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or

     --    Purchase your shares through another broker.
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26  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker. The Transfer Agent may require any supporting documents it considers appropriate.

QUALIFYING FOR CLASS Z SHARES
MUTUAL FUND PROGRAMS. Class Z shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:

     -- Mutual fund "wrap" or asset allocation programs where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or

     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:

     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,

     -- Current and former Directors/Trustees of the Prudential mutual funds (including the Fund), and

     --    Prudential, with an investment of $10 million or more.
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HOW TO BUY, SELL AND
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    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
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28  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV with respect to the Series on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

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MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds City ABC bonds in its portfolio and the price of City ABC bonds goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
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HOW TO BUY, SELL AND
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STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless
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30  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, you want the check sent to someone or some place that is not in our records or you are a business or a trust and you hold shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares)

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
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32  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares owned in joint tenancy, provided the shares were purchased before the death or disability

     --    On certain sales from a Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charges--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010
    There is no sales charge for such exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI,
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34  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
"Shareholder Investment Account--Exchange Privilege."
    If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging
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HOW TO BUY, SELL AND
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shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
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36  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate financial performance of the Series. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
    Review each chart with the financial statements and report of independent accountants, which appear in the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS A SHARES (FISCAL YEAR ENDED 8-31)

----------------------------------------------------------------------------------
 Per Share Operating Performance     1999     1998      1997      1996      1995
----------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR  $11.90   $11.69   $11.54    $11.63    $11.37
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 .53      .55       .58(2)    .59(2)    .65(2)
 Net realized and unrealized gain
  (loss) on investment transactions   (.70)     .37       .33      (.02)      .26
 TOTAL FROM INVESTMENT OPERATIONS     (.17)     .92       .91       .57       .91
----------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                              (.53)    (.55)     (.58)     (.59)     (.65)
 Distributions in excess of
  investment income                     --(3)  (.01)       --        --        --
 Distributions from net realized
  gains                               (.11)    (.15)     (.18)     (.07)       --
 TOTAL DISTRIBUTIONS                  (.64)    (.71)     (.76)     (.66)     (.65)
 NET ASSET VALUE, END OF YEAR        $11.09   $11.90   $11.69    $11.54    $11.63
 TOTAL RETURN(1)                     (1.44)%  8.10%     8.10%     4.93%     8.33%
---------------------------------

----------------------------------------------------------------------------------
 Ratios/Supplemental Data            1999     1998      1997      1996      1995
----------------------------------------------------------------------------------
---------------------------------
 NET ASSETS, END OF YEAR (000)       $27,527  $29,024  $28,890   $28,058   $27,525
 AVERAGE NET ASSETS (000)            $30,705  $29,031  $29,096   $28,091   $15,837
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                               1.11%    1.04%     1.00%(2)  1.06%(2)   .97%(2)
 Expenses, excluding distribution
  fees                                .91%     .94%      .90%(2)   .96%(2)   .87%(2)
 Net investment income               4.62%    4.75%     5.00%(2)  5.06%(2)  5.59%(2)
 Portfolio turnover                    24%      33%       22%       18%       36%
---------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF MANAGEMENT FEE WAIVER.
3    LESS THAN $.005 PER SHARE.

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38  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS B SHARES (FISCAL YEAR ENDED 8-31)

----------------------------------------------------------------------------------
 Per Share Operating Performance     1999     1998      1997      1996      1995
----------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR  $11.89   $11.68   $11.53    $11.62    $11.36
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 .50      .51       .53(2)    .54(2)    .60(2)
 Net realized and unrealized gain
  (loss) on investment transactions   (.70)     .37       .33      (.02)      .26
 TOTAL FROM INVESTMENT OPERATIONS     (.20)     .88       .86       .52       .86
----------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                              (.50)    (.51)     (.53)     (.54)     (.60)
 Distributions in excess of
  investment income                     --(3)  (.01)       --        --        --
 Distributions from net realized
  gains                               (.11)    (.15)     (.18)     (.07)       --
 TOTAL DISTRIBUTIONS                  (.61)    (.67)     (.71)     (.61)     (.60)
 NET ASSET VALUE, END OF YEAR        $11.08   $11.89   $11.68    $11.53    $11.62
 TOTAL RETURN(1)                     (1.76)%  7.67%     7.67%     4.51%     7.90%
---------------------------------

----------------------------------------------------------------------------------
 Ratios/Supplemental Data            1999     1998      1997      1996      1995
----------------------------------------------------------------------------------
---------------------------------
 NET ASSETS, END OF YEAR (000)       $12,931  $16,256  $18,247   $22,758   $28,367
 AVERAGE NET ASSETS (000)            $14,837  $17,253  $20,301   $25,751   $39,455
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                               1.41%    1.44%     1.40%(2)  1.46%(2)  1.34%(2)
 Expenses, excluding distribution
  fees                                .91%     .94%      .90%(2)   .96%(2)   .84%(2)
 Net investment income               4.32%    4.35%     4.60%(2)  4.66%(2)  5.37%(2)
 Portfolio turnover                    24%      33%       22%       18%       36%
---------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF MANAGEMENT FEE WAIVER.
3    LESS THAN $.005 PER SHARE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS C SHARES (FISCAL YEAR ENDED 8-31)

----------------------------------------------------------------------------------
 Per Share Operating Performance     1999     1998      1997      1996      1995
----------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR  $11.89   $11.68   $11.53    $11.62    $11.36
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 .47      .48       .50(2)    .51(2)    .57(2)
 Net realized and unrealized gain
  (loss) on investment transactions   (.70)     .37       .33      (.02)      .26
 TOTAL FROM INVESTMENT OPERATIONS     (.23)     .85       .83       .49       .83
----------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                              (.47)    (.48)     (.50)     (.51)     (.57)
 Distributions in excess of
  investment income                     --(3)  (.01)       --        --        --
 Distributions from net realized
  gains                               (.11)    (.15)     (.18)     (.07)       --
 TOTAL DISTRIBUTIONS                  (.58)    (.64)     (.68)     (.58)     (.57)
 NET ASSET VALUE, END OF YEAR        $11.08   $11.89   $11.68    $11.53    $11.62
 TOTAL RETURN(1)                     (2.00)%  7.41%     7.41%     4.26%     7.60%
---------------------------------

----------------------------------------------------------------------------------
 Ratios/Supplemental Data            1999     1998      1997      1996      1995
----------------------------------------------------------------------------------
---------------------------------
 NET ASSETS, END OF YEAR (000)        $187     $116       $78       $45       $14
 AVERAGE NET ASSETS (000)             $196     $101       $48       $41       $14
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                               1.66%    1.69%     1.65%(2)  1.72%(2)  1.60%(2)
 Expenses, excluding distribution
  fees                                .91%     .94%      .90%(2)   .97%(2)   .85%(2)
 Net investment income               4.08%    4.08%     4.36%(2)  4.39%(2)  5.07%(2)
 Portfolio turnover                    24%      33%       22%       18%       36%
---------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF MANAGEMENT FEE WAIVER.
3    LESS THAN $.005 PER SHARE.

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40  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS Z SHARES
The financial highlights for the two years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the period from December 6, 1996 through August 31, 1997 were audited by other independent auditors, whose reports were unqualified.

CLASS Z SHARES (FISCAL YEAR ENDED 8-31)

---------------------------------------------------------------
 Per Share Operating Performance     1999      1998     1997(1)
---------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  PERIOD                             $11.89   $11.68    $11.80
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 .56       .58       .47(4)
 Net realized and unrealized gain
  on investment transactions          (.70)      .37       .06
 TOTAL FROM INVESTMENT OPERATIONS     (.14)      .95       .53
---------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                              (.56)     (.58)     (.47)
 Distributions in excess of
  investment income                     --(6)   (.01)       --
 Distributions from net investment
  income                              (.11)     (.15)     (.18)
 TOTAL DISTRIBUTIONS                  (.67)     (.74)     (.65)
 NET ASSET VALUE, END OF PERIOD      $11.08   $11.89    $11.68
 TOTAL RETURN(2)                     (1.26)%   8.31%     4.54%
-----------------------------------

---------------------------------------------------------------
 Ratios/Supplemental Data            1999      1998      1997
---------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF PERIOD (000)       $71        $9      $204(5)
 AVERAGE NET ASSETS (000)              $53        $7      $200(5)
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                .91%      .94%      .90%(3),(4)
 Expenses, excluding distribution
  fees                                .91%      .94%      .90%(3),(4)
 Net investment income               4.86%     4.91%     5.55%(3),(4)
 Portfolio turnover                    24%       33%       22%
-----------------------------------

1 INFORMATION SHOWN IS FOR THE PERIOD 12-6-96 (WHEN CLASS Z SHARES WERE FIRST OFFERED) THROUGH 8-31-97.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL RETURN FOR PERIODS OF LESS THAN A FULL YEAR IS NOT ANNUALIZED.
3    ANNUALIZED.
4    NET OF MANAGEMENT FEE WAIVER.
5    AMOUNTS ARE ACTUAL AND ARE NOT ROUNDED TO THE NEAREST THOUSAND.
6    LESS THAN $.005 PER SHARE.

--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

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42  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND
INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

--------------------------------------------------------------------------------

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44  MASSACHUSETTS SERIES                                   [ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.
    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable
-------------------------------------------------------------------
A-2  MASSACHUSETTS SERIES                                  [ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated obligations only in small degree.
    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.
    D: Debt rated D is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating, while notes maturing beyond three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal an interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designations indicates speculative capacity to pay principal and interest.
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A-4  MASSACHUSETTS SERIES                                  [ICON] (800) 225-1852

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A-6  MASSACHUSETTS SERIES                                  [ICON] (800) 225-1852

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A-8  MASSACHUSETTS SERIES                                  [ICON] (800) 225-1852

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FOR MORE INFORMATION:
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
 (incorporated by reference into this prospectus)

ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
By Electronic Request:
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call
  (202)942-8090.)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

--------------------------------

            CUSIP        Quotron
            Numbers:     Symbols:
  Class A:  74435M-65-5   PUMAX
  Class B:  74435M-66-3   PMVNX
  Class C:  74435M-56-4    --
  Class Z:  74435M-41-6    --

Investment Company Act File No:

811-4023

MF119A                                         [LOGO] Printed on Recycled Paper

FUND TYPE:
-------------------------------------
Money market

INVESTMENT OBJECTIVE:
-------------------------------------
The highest level of current income that is exempt from Massachusetts state and federal income taxes, consistent with liquidity and the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL SERIES FUND

---------------------------------------------------------------
MASSACHUSETTS MONEY MARKET SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
3       Evaluating Performance
4       Fees and Expenses

5       HOW THE SERIES INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
8       Investment Risks

12      HOW THE SERIES IS MANAGED
12      Board of Trustees
12      Manager
12      Investment Adviser
13      Distributor
13      Year 2000 Readiness Disclosure

14      SERIES DISTRIBUTIONS AND TAX ISSUES
14      Distributions
15      Tax Issues

16      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
16      How to Buy Shares
21      How to Sell Your Shares
25      How to Exchange Your Shares
26      Telephone Redemptions or Exchanges

27      FINANCIAL HIGHLIGHTS

28      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)

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MASSACHUSETTS MONEY MARKET SERIES             [ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the MASSACHUSETTS MONEY MARKET SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM MASSACHUSETTS STATE AND FEDERAL INCOME TAXES consistent with liquidity and the preservation of capital. This means we invest primarily in short-term Massachusetts state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as short-term obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "Massachusetts obligations"). The Series invests in Massachusetts obligations which are high-quality money market instruments with remaining maturities of 13 months or less. In pursuing our objective, the Series will invest at least 80% of its total assets in municipal securities which pay income exempt from federal income taxes; these primarily will be Massachusetts obligations unless the investment adviser is unable to purchase Massachusetts obligations that meet the investment policies of the Series. The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer.

-------------------------------------------------------------------
MONEY MARKET FUNDS
Money market funds--which hold high-quality short-term debt obligations-- provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Municipal bonds may also be subject to the risk that the borrower may not set aside funds to make the bond payments.
    Because the Series will concentrate its investments in Massachusetts obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of Massachusetts obligations than a municipal money market fund that is not as geographically concentrated. By way of illustration, although Massachusetts has a relatively diversified economy, Massachusetts' largest economic sector, the service sector, concentrates in the health care, information technology, knowledge creation and financial services industries. The Series, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in Massachusetts obligations. For more information on the risks of investing in Massachusetts obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    The Series is nondiversified, meaning that we can invest a higher percentage of its assets in the securities of fewer issuers than a diversified fund. Investing in a nondiversified series involves greater risk than investing in a diversified series.
    Although investments in mutual funds involve risk, investing in money market portfolios like the Series is generally less risky than investments in other types of funds. This is because the Series invests only in high-quality securities with remaining maturities of 13 months or less and limits the average maturity of the portfolio to 90 days or less. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.
    For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
-------------------------------------------------------------------
2  MASSACHUSETTS MONEY MARKET SERIES                       [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

government agency. Although we seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation. The tables provide additional performance information for the periods indicated. The bar chart and tables below demonstrate the risk of investing in the Series and how returns can change from year to year. The Average Annual Returns table also compares the Series' performance to the performance of a tax-free money market index. Past performance does not mean that the Series will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

ANNUAL RETURNS(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992                                  2.85%
1993                                  1.96%
1994                                  2.19%
1995                                  3.31%
1996                                  2.96%
1997                                  3.00%
1998                                  2.63%
BEST QUARTER:   1.03% (4th quarter of 1991)
WORST QUARTER:   .40% (1st quarter of 1994)

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

-----------------------------------------------------------------------------------------
                                         1 YR         5 YRS           SINCE INCEPTION
-----------------------------------------------------------------------------------------
  Series shares                          2.62%         2.83%          2.29% (since 8-5-91)
  IBC Average(2)                         2.80%         2.69%          2.75% (since 8-5-91)

YIELD(1) (AS OF 12-31-98)

  7-Day yield of the Series                                        2.79%
  7-Day tax-equivalent yield of the Series                         5.25%

1                       THE SERIES' RETURNS AND YIELD ARE AFTER DEDUCTION OF
                        EXPENSES. TAX-EQUIVALENT YIELD IS CALCULATED BASED ON A
                        FEDERAL TAX RATE OF 39.6% AND THE APPLICABLE STATE INCOME
                        TAX RATE.
2                       THE IBC AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL
                        MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS
                        FINANCIAL DATA TAX-FREE STATE-SPECIFIC MONEY FUND
                        (MASSACHUSETTS) CATEGORY.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Series.

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load) imposed on purchases (as a
   percentage of offering price)                                None
  Maximum deferred sales charge (load) (as a percentage of
   the lower of original purchase price or sale proceeds)       None
  Maximum sales charge (load) imposed on reinvested
   dividends and other distributions                            None
  Redemption fees                                               None
  Exchange fee                                                  None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

  Management fees                                             .500%
  + Distribution (12b-1) and service fees                     .125%
  + Other expenses                                            .255%
  = TOTAL ANNUAL SERIES OPERATING EXPENSES                     .88%

(1)                     YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.

EXAMPLE
This example will help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------
                                                        1 YR       3 YRS       5 YRS       10 YRS
--------------------------------------------------------------------------------------------------
  Series shares                                       $90         $281        $488        $1,084

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4  MASSACHUSETTS MONEY MARKET SERIES                       [ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM MASSACHUSETTS STATE AND FEDERAL INCOME TAXES consistent with liquidity and the preservation of capital. While we make every effort to achieve our objective, we can't guarantee success.
    The Series invests in high-quality money market instruments to try to provide investors with current tax-free income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. To date, the Series' net asset value has never deviated from $1 per share.
In pursuing the Series' objective, we invest primarily in short-term MASSACHUSETTS OBLIGATIONS, including Massachusetts state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from Massachusetts state and federal income taxes. We normally invest so that at least 80% of the total assets of the Series will be invested in municipal securities which pay income exempt from federal income taxes; these primarily will be Massachusetts obligations unless the investment adviser is unable to purchase Massachusetts obligations that meet the investment policies of the Series. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    The obligations that we purchase must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), such as Moody's Investors Service, Inc. (rated at least Aa, MIG-2 or Prime-2) or Standard & Poor's Rating Group (rated at least AA, SP-2 or A-2) or, if unrated, of comparable quality. We

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States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
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HOW THE SERIES INVESTS
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may also invest in insured municipal bonds. A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to a municipal bond) or payment of claims (with respect to an insurer of a municipal bond) and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because of our expectation that we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.
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6  MASSACHUSETTS MONEY MARKET SERIES                       [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS AND VARIABLE RATE BONDS
The Series may invest in floating rate bonds and variable rate bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to demand payment of the bond on short notice for an amount that may be more or less than the amount paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.
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HOW THE SERIES INVESTS
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REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or short-term investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
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8  MASSACHUSETTS MONEY MARKET SERIES                       [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT TYPE

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  AT LEAST 80%                  bonds may lose value           respect to certain
                                because of political,          bonds, such as
                                economic or other              private activity
                                events affecting               bonds, which are
                                issuers of                     subject to the
                                Massachusetts                  federal alternative
                                obligations                    minimum tax (AMT)
                            -- Credit risk--the risk
                                that the borrower
                                can't pay back the
                                money borrowed or
                                make interest
                                payments
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
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HOW THE SERIES INVESTS
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INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
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  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
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10  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 10% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
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HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential mutual funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group is organized into teams that specialize in different market sectors. The Fixed Income Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom-up security selection within those guidelines. The Money Market Sector Team, headed by Joseph Tully, is responsible for overseeing the day-to-day management of the Series.
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12  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Series' shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and result in a decline in the value of the securities held by the Series.
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SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and any REALIZED NET CAPITAL GAINS to shareholders. Dividends generally will be exempt from federal income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in Massachusetts obligations. Series' dividends are EXEMPT FROM MASSACHUSETTS PERSONAL INCOME TAXES FOR MASSACHUSETTS RESIDENT INDIVIDUALS AND OTHER RESIDENT NONCORPORATE SHAREHOLDERS to the extent that they are derived from interest payments on Massachusetts obligations or from certain long-term capital gains on certain Massachusetts obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
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14  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

    Although the Series is not likely to realize capital gains because of the types of securities we purchase, any REALIZED NET CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Series sells assets for a profit.
    For your convenience, Series distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Series--How To Buy Shares" at Step 3: Additional Shareholder Services.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to back-up withholding, we generally withhold and pay to the U.S. Treasury 31% of your distributions and gross sale proceeds. Dividends of net investment income and short-term capital gains paid to a NONRESIDENT FOREIGN SHAREHOLDER generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call PRUDENTIAL MUTUAL FUND SERVICES LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.
    Except as noted below, the minimum initial investment for Series shares is $1,000 and the minimum subsequent investment is $100. All minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.

PURCHASES THROUGH PRUDENTIAL SECURITIES
Purchases of shares of the Series through Prudential Securities are made through automatic investment procedures (the Autosweep program). You cannot purchase shares through Prudential Securities other than through the Autosweep program, except as specifically provided (that is, you cannot make a manual purchase).
    The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities Financial Advisor. The following discussion assumes that you have selected the Series as your primary money sweep fund.
    For individual retirement accounts (IRAs) and benefit plans in the Autosweep program, all credit balances (that is, immediately available
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16  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities will arrange for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.
    For accounts other than IRAs and benefit plans, shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling $1,000 or more, the available cash will be invested in the Series on the settlement date

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    Purchases through the Autosweep program are subject to a minimum initial investment of $1,000, which is waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors. You will begin earning dividends on your shares purchased through the Autosweep program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m. New York time on the business day following the existence of the credit balance, which is the second business day after the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Your investment in the Series will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.
    The charges and expenses of the Autosweep program are not reflected in the Fees and Expenses tables. For information about participating in the Autosweep program, you should contact your Prudential Securities Financial Advisor.
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

PURCHASES THROUGH THE PRUDENTIAL ADVANTAGE ACCOUNT PROGRAM
The Prudential Advantage Account Program (the Advantage Account Program) is a financial services program available to clients of Pruco Securities Corporation (Pruco) and provides for an automatic investment procedure similar to the Autosweep program. The Advantage Account Program consists of two types of accounts: the Investor Account and the Advantage Account, which offers additional services, such as a debit card and check writing.
    The Advantage Account Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Pruco representative or the Advantage Service Center. The following discussion assumes that you have selected the Series as your primary money sweep fund.
    With the Advantage Account as well as the Investor Account for benefit plans and individual retirement accounts (IRAs), all credit balances (that is, immediately available funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities (Pruco's clearing broker) arranges for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.
    If you have an Investor Account (non-IRAs), shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series with all cash balances of $1.00 or more. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling more than $1,000, all cash balances of $1.00 or more will be invested in the Series on the business day following the settlement date
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18  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    You will begin earning dividends on your shares purchased through the Advantage Account Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m. New York time on the business day following the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Purchases of, withdrawals from and dividends from the Series will be shown on your Advantage Account or Investor Account statement.
    The charges and expenses of the Advantage Account Program are not reflected in the Fees and Expenses tables. For information about participating in the Advantage Account Program, you should call (800) 235-7637.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM
Class A shares of the Series are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND-SM-Account Program (the COMMAND Program), which is available through Prudential Securities, or the Prudential BusinessEdge-SM- Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco. These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Series. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Series shares must be made through your Prudential Securities Financial Advisor or your Pruco broker, as applicable.

MANUAL PURCHASES
You may make a manual purchase (that is, a non-money market sweep purchase) of Series shares in either of the following situations:

     -- You do not participate in a money market sweep program (E.G., the Autosweep program or the Advantage Account Program), or

     -- You participate in a money market sweep program, but the Series is not designated as your primary money market sweep fund
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The minimum initial investment for a manual purchase for shares of the Series is $1,000 and the minimum subsequent investment is $100, except that all minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.
    If you make a manual purchase through Prudential Securities, Prudential Securities will place your order for shares of the Series on the business day after the purchase order is received for settlement that day, which is the second business day after receipt of the purchase order by Prudential Securities. Prudential Securities may use and retain the benefit of credit balances in a client's brokerage account until monies are delivered to the Series (Prudential Securities delivers federal funds on the business day after settlement).
    If you make a manual purchase through the Fund's Distributor, through your broker or dealer (other than Prudential Securities) or directly from the Fund, shares will be purchased at the net asset value next determined after receipt of your order and payment in proper form. When your payment is received by 4:30 p.m., New York time, shares will be purchased that day and you will begin to earn dividends on the following business day. If you purchase shares through a broker or dealer, your broker or dealer will forward your order and payment to the Fund. You should contact your broker or dealer for information about services that they may provide, including an automatic sweep feature. Transactions in Series shares may be subject to postage and other charges imposed by your broker or dealer. Any such charge is retained by your broker or dealer and is not sent to the Fund.

STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the Series. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per
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20  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
share at all times. Your broker may charge you a separate or additional fee for purchases of shares.
    We determine the NAV of our shares once each business day at 4:30 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Series' portfolio do not affect the NAV.

STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series at any time, subject to certain restrictions.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    When you sell shares of the Series--also known as REDEEMING shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:30 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay payment of your proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES. There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, if you want the check sent to someone or some place that is not in our records, or you are a business or a trust, and if you hold your shares directly with the Transfer Agent, you may have to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

REDEMPTION IN KIND. If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have
-------------------------------------------------------------------
22  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR AUTOSWEEP. If you participate in the Autosweep program, your Series shares may be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

AUTOMATIC REDEMPTION FOR THE ADVANTAGE ACCOUNT. If you participate in the Advantage Account Program, your Series shares may be automatically redeemed to cover any deficit in your securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your securities account or the deficit in your securities account. A deficit in your Advantage Account may result from activity arising under the program, such as debit balances incurred by the use of the Visa-Registered Trademark- Account, including Visa purchases, cash advances and Visa Account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, your Series shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa-Registered Trademark- Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa-Registered Trademark- Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Pruco, as applicable, which has advanced monies to satisfy deficits in your account.
    Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Series shares by submitting a written request to your Prudential Securities Financial Advisor or Pruco broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Pruco, as appropriate, which could delay your requested redemption.
    The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically
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24  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Series shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.
    Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Pruco, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Series held in the account will be redeemed.

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Series shares for Class B, Class C or Class Z shares, except that shares purchased prior to January 22, 1990 that are subject to a contingent deferred sales charge can be exchanged for Class B shares.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    When you exchange shares of the Series for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.

FREQUENT TRADING
Frequent trading of Series shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When in our opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
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26  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate the Series' financial performance. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for shares of the Series for the periods indicated.
    Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge.
    The financial highlights for the three fiscal years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

SERIES SHARES (FISCAL YEAR ENDED 8-31)

------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE               1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR          $1.00              $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income and net
  realized gains                              .02                 .03         .03(2)         .03(2)         .03(2)
 Dividends and distributions to
  shareholders                               (.02)               (.03)          (.03)          (.03)          (.03)
 NET ASSET VALUE, END OF YEAR                $1.00              $1.00          $1.00          $1.00          $1.00
 TOTAL RETURN(1)                             2.35%              2.77%          3.08%          3.12%          3.10%
---------------------------------------
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                      1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
----------------------------------------
 NET ASSETS, END OF YEAR (000)              $55,504           $62,460        $53,441        $50,511        $56,822
 AVERAGE NET ASSETS (000)                   $58,654           $55,540        $53,078        $54,689        $42,919
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution fee         .88%               .84%        .54%(2)        .55%(2)        .63%(2)
 Expenses, excluding distribution fee         .76%               .71%        .42%(2)        .43%(2)        .50%(2)
 Net investment income                       2.33%              2.73%       3.04%(2)       3.08%(2)       3.14%(2)
---------------------------------------

1                       TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER
                        DISTRIBUTIONS. IT IS CALCULATED ASSUMING SHARES ARE
                        PURCHASED ON THE FIRST DAY AND SOLD ON THE LAST DAY OF EACH
                        PERIOD REPORTED.
2                       NET OF EXPENSE SUBSIDY AND/OR MANAGEMENT FEE WAIVER.

--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------
28  MASSACHUSETTS MONEY MARKET SERIES                      [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND
INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL
INFORMATION (SAI)
(incorporated by reference into this
prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
By Electronic Request:
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call 1(800) SEC-0330)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

--------------------------------
CUSIP Number: 74435M-63-0
Quotron Symbol: PRMXX

Investment Company Act File No:

811-4023

MF153A                                         [LOGO] Printed on Recycled Paper

TYPE OF FUND:
-------------------------------------
Municipal bond

INVESTMENT OBJECTIVE:
-------------------------------------
Maximize current income that is exempt from New
Jersey state income tax and federal income tax consistent with the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL
SERIES FUND

---------------------------------------------------------------
NEW JERSEY SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares, nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
4       Evaluating Performance
5       Fees and Expenses

7       HOW THE SERIES INVESTS
7       Investment Objective and Policies
9       Other Investments and Strategies
11      Investment Risks

16      HOW THE SERIES IS MANAGED
16      Board of Trustees
16      Manager
16      Investment Adviser
18      Distributor
18      Year 2000 Readiness Disclosure

20      SERIES DISTRIBUTIONS AND TAX ISSUES
20      Distributions
21      Tax Issues
22      If You Sell or Exchange Your Shares

23      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
23      How to Buy Shares
31      How to Sell Your Shares
34      How to Exchange Your Shares
35      Telephone Redemptions or Exchanges

37      FINANCIAL HIGHLIGHTS
38      Class A Shares
39      Class B Shares
40      Class C Shares
41      Class Z Shares

42      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     APPENDIX A: DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)

-------------------------------------------------------------------
NEW JERSEY SERIES                             [ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the NEW JERSEY SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NEW JERSEY STATE INCOME TAX AND FEDERAL INCOME TAX consistent with the PRESERVATION OF CAPITAL. This means we invest primarily in New Jersey state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "New Jersey obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.
    In pursuing our objective, we normally invest at least 80% of the Series' total assets in New Jersey obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH YIELD DEBT OBLIGATIONS, commonly known as "JUNK BONDS." The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.
    While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due,
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer. Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. The Series invests in non-investment grade securities--also known as "junk bonds"--which have a higher risk of default and tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, pay as well as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.
    Municipal bonds may be subject to the risk that the borrower may not set aside funds to make the bond or lease payments.
    Because the Series will concentrate its investments in New Jersey obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of New Jersey obligations than a municipal bond fund that is not as geographically concentrated. By way of illustration, New Jersey's diversified economy consists of a variety of manufacturing, construction and service industries, and is supplemented by rural areas with selective commercial agriculture. The Series, therefore, may be more susceptible to developments affecting those sectors than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in New Jersey obligations. For more information on the risks of investing in New Jersey obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
-------------------------------------------------------------------
2  NEW JERSEY SERIES                                       [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with a bond index and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.

ANNUAL RETURNS*--(CLASS B SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                           10.27%
1990                                            6.37%
1991                                           12.21%
1992                                            8.58%
1993                                           12.20%
1994                                           -6.41%
1995                                           16.07%
1996                                            2.30%
1997                                            7.84%
1998                                            5.64%
BEST QUARTER: 6.15% (1st quarter of 1995)
WORST QUARTER: (5.87)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE MANAGEMENT FEE WAIVER, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE TOTAL RETURN OF THE CLASS B SHARES FROM 1-1-99 TO 9-30-99 WAS (2.38)%.

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

--------------------------------------------------------------------------------------------
                              1 YR         5 YRS         10 YRS          SINCE INCEPTION
--------------------------------------------------------------------------------------------
  Class A shares              2.98%         4.61%           N/A        7.22%  (since 1-22-90)
  Class B shares               .64%         4.67%         7.34%        7.51%   (since 3-4-88)
  Class C shares              3.33%           N/A           N/A        5.96%  (since  8-1-94)
  Class Z shares              6.27%           N/A           N/A        7.19%  (since 12-6-96)
  Muni Bond Index(2)          6.48%         6.22%         8.22%       **(2)
  Lipper Average(3)           5.60%         5.23%         7.72%       **(3)

1                       THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND
                        EXPENSES.
2                       THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (MUNI BOND INDEX)
                        IS AN UNMANAGED INDEX OF OVER 21,000 MUNICIPAL BONDS WHICH
                        ARE GENERALLY REPRESENTATIVE OF THE LONG-TERM INVESTMENT
                        GRADE MUNICIPAL BOND MARKET. THESE RETURNS DO NOT INCLUDE
                        THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE
                        LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE MUNI
                        BOND INDEX RETURNS SINCE INCEPTION OF EACH CLASS ARE 8.07%
                        FOR CLASS A, 8.07% FOR CLASS B, 7.73% FOR CLASS C AND 7.30%
                        FOR CLASS Z SHARES. SOURCE: LEHMAN BROS.
3                       THE LIPPER NEW JERSEY MUNICIPAL DEBT FUNDS CATEGORY IS BASED
                        ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THIS CATEGORY
                        AND DOES NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. AGAIN,
                        THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF
                        SALES CHARGES. THE LIPPER RETURNS SINCE THE INCEPTION OF
                        EACH CLASS ARE 7.69% FOR CLASS A, 7.70% FOR CLASS B, 6.88%
                        FOR CLASS C AND 6.55% FOR CLASS Z SHARES. SOURCE: LIPPER,
                        INC.

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4  NEW JERSEY SERIES                                       [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each share class of the Series--Class A, B, C, and Z. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS Z
------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on
   purchases (as a percentage of offering             3%       None         1%       None
   price)
  Maximum deferred sales charge (load) (as a
   percentage of the lower of original purchase
   price or sale proceeds)                          None         5%(2)      1%(3)    None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions     None       None       None       None
  Redemption fees                                   None       None       None       None
  Exchange fee                                      None       None       None       None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

------------------------------------------------------------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS Z
------------------------------------------------------------------------------------------
  Management fees                                   .50%       .50%       .50%       .50%
  + Distribution (12b-1) and service fees(4)        .30%(4)    .50%    1.00%(4)      None
  + Other expenses                                  .14%       .14%       .14%       .14%
  = Total annual Series operating expenses(4)       .94%      1.14%      1.64%       .64%
  - Fee waiver or expense reimbursement(4)          .05%       None       .25%       None
  = NET ANNUAL SERIES OPERATING EXPENSES            .89%      1.14%      1.39%       .64%

1                       YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.
2                       THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B
                        SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH
                        YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO
                        CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
3                       THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN
                        18 MONTHS OF PURCHASE.
4                       FOR THE FISCAL YEAR ENDING AUGUST 31, 2000, THE DISTRIBUTOR
                        OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS
                        DISTRIBUTION AND SERVICE FEES FOR CLASS A AND CLASS C SHARES
                        TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS
                        OF THE CLASS A AND CLASS C SHARES, RESPECTIVELY.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------
                                                      1 YR       3 YRS       5 YRS       10 YRS
------------------------------------------------------------------------------------------------
  Class A shares                                        $388        $586        $800      $1,416
  Class B shares                                        $616        $662        $728      $1,304
  Class C shares                                        $340        $588        $960      $2,003
  Class Z shares                                         $65        $205        $357        $798

You would pay the following expenses on the same investment if you did not sell your shares:

------------------------------------------------------------------------------------------------
                                                      1 YR       3 YRS       5 YRS       10 YRS
------------------------------------------------------------------------------------------------
  Class A shares                                        $388        $586        $800      $1,416
  Class B shares                                        $116        $362        $628      $1,304
  Class C shares                                        $240        $588        $960      $2,003
  Class Z shares                                         $65        $205        $357        $798

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6  NEW JERSEY SERIES                                       [ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NEW JERSEY STATE INCOME TAX AND FEDERAL INCOME TAX consistent with the PRESERVATION OF CAPITAL. In conjunction with its investment objective, the Series may invest in debt securities with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in NEW JERSEY OBLIGATIONS, including New Jersey state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New Jersey state and federal income taxes. We normally invest so that at least 80% of its total assets will be invested in New Jersey obligations. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    We normally invest at least 70% of the Series' assets in "investment grade" obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in insured municipal bonds. However, we may invest up to 30% of the Series' assets in HIGH YIELD OBLIGATIONS ("JUNK BONDS"). A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond) and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the

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States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    During the year ended August 31, 1999, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total assets, were as follows:

---------------------------------------------------------------------------------
                                                                 PERCENTAGES OF
RATINGS                                                        TOTAL INVESTMENTS
---------------------------------------------------------------------------------
  AAA/Aaa                                                                  66.08%
  AA/Aa                                                                    13.44%
  A/A                                                                       5.11%
  BBB/Baa                                                                   2.87%
  Unrated
    AAA/Aaa                                                                 3.65%
    BBB/Baa                                                                  .72%
    BB/Ba                                                                   5.94%
    B/B                                                                     1.28%

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.
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8  NEW JERSEY SERIES                                       [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in MUNICIPAL LEASE OBLIGATIONS. The interest and principal on municipal lease obligations are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS AND
SECONDARY INVERSE FLOATERS
The Series may invest in floating rate bonds, variable rate bonds, inverse floaters and secondary inverse floaters. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to demand payment of the bond on short notice for an amount that may be more or less than the amount paid. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate or another security or the value of an index.
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.

REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

DERIVATIVE STRATEGIES
We may use various derivative strategies to try to improve the Series' returns or protect its assets, although we cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Series will not lose money. Derivatives--such as FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES AND INTEREST RATE SWAPS--involve costs and can be volatile. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities or, in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium. An interest rate swap is a transaction in which the Series and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of the Series or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.
    With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, currency, interest rate or some other benchmark, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the
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10  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

Series' overall investment objective. Any derivatives we may use may not match the Series' underlying holdings. For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks--Hedging Strategies."

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  AT LEAST 80%                  bonds may lose value           respect to certain
                                because of political,          bonds, such as
                                economic or other              private activity
                                events affecting               bonds, which are
                                issuers of New Jersey          subject to the
                                obligations                    federal alternative
                            -- Credit risk--the risk           minimum tax (AMT)
                                that the borrower          -- If interest rates
                                can't pay back the              decline, long-term
                                money borrowed or              yields should be
                                make interest                  higher than money
                                payments (lower for            market yields
                                insured and
                                higher-rated bonds)
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
------------------------------------------------------------------------------------

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12  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  HIGH-YIELD DEBT           -- Higher market risk          -- May offer higher
  OBLIGATIONS                    than higher-grade             interest income than
  (JUNK BONDS)                  municipal bonds                higher-grade bonds
                            -- Higher credit risk
  UP TO 30%                      than higher-grade
                                municipal bonds (more
                                sensitive to economic
                                downturns)
                            -- Certain high-yield
                                bonds may be more
                                illiquid (harder to
                                value and sell), in
                                which case valuation
                                would depend more on
                                investment adviser's
                                judgment than is
                                generally the case
                                with higher-grade
                                bonds
                            -- Tax risk
------------------------------------------------------------------------------------
  MUNICIPAL LEASE           -- Concentration risk          -- Tax-exempt interest
  OBLIGATIONS               -- Credit risk                     income, except with
                            -- Market risk                     respect to certain
  PERCENTAGE VARIES         -- Illiquidity risk                bonds, such as
                            -- Nonappropriation risk           private activity
                            -- Tax risk                        bonds, which are
                                                               subject to the AMT
                                                           -- If interest rates
                                                                decline, long-term
                                                               yields should be
                                                               higher than money
                                                               market yields
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
------------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
------------------------------------------------------------------------------------
  INVERSE FLOATERS/         -- High market risk--risk      -- Income generally will
  SECONDARY INVERSE             that inverse floaters          increase when
  FLOATERS                      will fluctuate in              interest rates
                                value more                     decrease
  PERCENTAGE VARIES             dramatically than
                                other debt securities
                                when interest rates
                                change
                            -- Credit risk
                            -- Illiquidity risk
                            -- Secondary inverse
                                floaters are subject
                                to additional risks
                                of municipal
                                asset-backed
                                securities
------------------------------------------------------------------------------------

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14  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  DERIVATIVES               -- Derivatives such as         -- The Series could make
                                futures and options            money and protect
  PERCENTAGE VARIES             may not fully offset           against losses if the
                                the underlying                 investment analysis
                                positions and this             proves correct
                                could result in            -- One way to manage the
                                losses to the Series           Series' risk/return
                                that would not have            balance is to lock in
                                otherwise occurred             the value of an
                            -- Derivatives used for            investment ahead of
                                 risk management may           time
                                not have the intended      -- Derivatives that
                                effects and may                 involve leverage
                                result in losses or            could generate
                                missed opportunities           substantial gains or
                            -- The other party to a            low costs
                                derivatives contract
                                could default
                            -- Derivatives that
                                 involve leverage
                                (borrowing for
                                investment) could
                                magnify losses
                            -- Certain types of
                                derivatives involve
                                costs to the Series
                                which can reduce
                                returns
------------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 15% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50 of 1% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.
    Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998,
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16  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

he was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading, and corporate bond investing.
    Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to this appointment in 1999, he was senior managing director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.
    The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.
    The Municipal Bond Team, headed by Evan Lamp, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.
    The following are the fixed income sector teams and the corresponding team leaders: (Assets under management are as of October 31, 1999.)

                             MUNICIPAL BONDS

ASSETS UNDER MANAGEMENT: $5.6 billion.

TEAM LEADER: Evan Lamp. GENERAL INVESTMENT EXPERIENCE: 7 years.

PORTFOLIO MANAGERS: 5. AVERAGE GENERAL INVESTMENT EXPERIENCE: 10 years, which includes team members with significant mutual fund experience.
--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------

SECTOR: City, state and local government securities.

INVESTMENT APPROACH: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

                             MONEY MARKETS

ASSETS UNDER MANAGEMENT: $41.1 billion.

TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years

PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

SECTOR: High-quality short-term securities, including both taxable and tax-exempt instruments.

INVESTMENT APPROACH: Focus is on safety of principal, liquidity and controlled risk.

DISTRIBUTOR
Prudential Investment Management Service LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, C, and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account
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18  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and could result in a decline in the value of the securities held by the Series.
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series pays DIVIDENDS of net investment income monthly, and distributes LONG-TERM CAPITAL GAINS, if any, at least annually. Dividends generally will be exempt from federal and New Jersey state income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in New Jersey obligations. Series' dividends are EXEMPT FROM NEW JERSEY STATE INCOME TAXES FOR NEW JERSEY RESIDENT INDIVIDUALS and NEW JERSEY TRUSTS AND ESTATES to the extent such dividends are derived from interest payments on and gain realized from the sale or exchange of New Jersey obligations, provided that, generally, at least 80% of the Series' assets (with certain exclusions) are invested in New Jersey obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and certain short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
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20  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
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    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders (typically once a year). Long-term capital gains are generated when the Series sells assets that it held for more than 12 months, for a profit. For an individual, the maximum long-term capital gains rate is 20% for federal income tax purposes.
    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid to you on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do so, or are otherwise subject to backup withholding, we generally withhold and pay to the U.S. Treasury 31% of your taxable distributions and gross sale proceeds. If you are subject to backup withholding, we will withhold and pay to the Treasury 31% of your distributions.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Series just before the record date (the date that determines who receives the dividend), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because
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SERIES DISTRIBUTIONS AND TAX ISSUES
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when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout although this may not be apparent because the value of each share of the Series will also be affected by the market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax. The amount of tax you pay depends on whether you hold your shares for more than one year. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
RECEIPTS FROM SALE  $        -->        +$  CAPITAL GAIN
                                            (taxes owed)

                                            OR

RECEIPTS FROM SALE  $        -->        -$  CAPITAL LOSS
                                            (offset against gain)

[GRAPH]

    Any gain or loss you may have from selling or exchanging Series shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
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22  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available to a limited group of investors.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment

     -- The length of time you expect to hold the shares and the impact of varying distribution fees
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HOW TO BUY, SELL AND
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     --    The different sales charges that apply to each share class--
           Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC
     --    Whether you qualify for any reduction or waiver of sales charges
     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
     --    Whether you qualify to purchase Class Z shares.
    See "How to Sell Your Shares" for a description of the impact of CDSCs.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

-----------------------------------------------------------------------------------------
                                CLASS A           CLASS B          CLASS C       CLASS Z
-----------------------------------------------------------------------------------------
  Minimum purchase            $1,000          $1,000             $2,500          None
    amount(1)
  Minimum amount for          $100            $100               $100            None
    subsequent
   purchases(1)
  Maximum initial             3% of the       None               1% of the       None
    sales charge              public                             public
                              offering                           offering
                              price                              price
  Contingent Deferred         None            If sold during:    1% on sales     None
    Sales Charge (CDSC)(2)                    Year 1    5%       made within
                                              Year 2    4%       18 months of
                                              Year 3    3%       purchase(2)
                                              Year 4    2%
                                              Years 5/6 1%
                                              Year 7    0%
  Annual distribution         .30 of 1%       .50 of 1%          1% (.75 of      None
    and service (12b-1)       (.25 of 1%                         1%
    fees (shown as            currently)                         currently)
    a percentage of
    average net
    assets)(3)

1                       THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN
                        RETIREMENT AND EMPLOYEE SAVINGS PLANS AND CUSTODIAL ACCOUNTS
                        FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT
                        FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS
                        $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL
                        SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
2                       FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS
                        CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT
                        DEFERRED SALES CHARGES (CDSC)." CLASS C SHARES BOUGHT BEFORE
                        NOVEMBER 2, 1998 HAVE A 1% CDSC IF SOLD WITHIN ONE YEAR.
3                       THESE DISTRIBUTION FEES ARE PAID FROM THE SERIES' ASSETS ON
                        A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE
                        COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING
                        OTHER TYPES OF SALES CHARGES. THE SERVICE FEE FOR CLASS A,
                        CLASS B AND CLASS C SHARES IS .25 OF 1%. THE DISTRIBUTION
                        FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING
                        THE .25 OF 1% SERVICE FEE), FOR CLASS B SHARES IS LIMITED TO
                        .50 OF 1% (INCLUDING THE .25 OF 1% SERVICE FEE), AND IS .75
                        OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST
                        31, 2000, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY
                        AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12B-1) FEES
                        FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF
                        THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C
                        SHARES, RESPECTIVELY.

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24  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

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                          SALES CHARGE AS % OF   SALES CHARGE AS % OF      DEALER
   AMOUNT OF PURCHASE        OFFERING PRICE        AMOUNT INVESTED       REALLOWANCE
-------------------------------------------------------------------------------------
  Less than $99,999                      3.00%                  3.09%           3.00%
  $100,000 to $249,999                   2.50%                  2.56%           2.50%
  $250,000 to $499,999                   1.50%                  1.52%           1.50%
  $500,000 to $999,999                   1.00%                  1.01%           1.00%
  $1 million and
   above(1)                               None                   None            None

1                       IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A
                        SHARES, UNLESS YOU QUALIFY TO BUY CLASS Z SHARES.

    To satisfy the purchase amounts above, you can:
     --    Invest with an eligible group of related investors
     -- Buy the Class A shares of two or more Prudential mutual funds at the same time
     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)
     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.

    The Distributor may reallow Class A's sales charge to dealers.

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments
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HOW TO BUY, SELL AND
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Advisory Group relating to:
     -- Mutual Fund "wrap" or asset allocation programs where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or
     -- Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Other investors pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a selected dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales
Charges--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:
     --    Purchase your shares through an account at Prudential Securities
     -- Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or
     --    Purchase your shares through another broker.
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26  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
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    The waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker. The Transfer Agent may require any supporting documents it considers appropriate.
QUALIFYING FOR CLASS Z SHARES
MUTUAL FUND PROGRAMS. Class Z shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
     -- Mutual fund "wrap" or asset allocation programs where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or
     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.
    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:

     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,

     -- Current and former Directors/Trustees of the Prudential mutual funds (including the Fund), and

     --    Prudential, with an investment of $10 million or more.
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HOW TO BUY, SELL AND
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    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
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28  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV with respect to the Series on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

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MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds City ABC bonds in its portfolio and the price of City ABC bonds goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
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HOW TO BUY, SELL AND
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STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless
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30  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, you want the check sent to someone or some place that is not in our records or you are a business or a trust and you hold shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares)

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
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32  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares owned in joint tenancy, provided the shares were purchased before the death or disability

     --    On certain sales from a Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charges--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate
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HOW TO BUY, SELL AND
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number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010
    There is no sales charge for such exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI,
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34  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
"Shareholder Investment Account--Exchange Privilege."
    If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based on dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
-------------------------------------------------------------------
36  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate financial performance of the Series. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
    Review each chart with the financial statements and report of independent accountants, which appear in the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS A SHARES (FISCAL YEAR ENDED 8-31)

-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $11.31         $10.97            $10.87            $10.98            $10.81
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .52            .53               .55(2)            .57(2)            .61(2)
 Net realized and unrealized gain
  (loss) on investment transactions           (.55)           .36               .29              (.07)              .17
 TOTAL FROM INVESTMENT OPERATIONS             (.03)           .89               .84               .50               .78
-----------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.52)          (.53)             (.55)             (.57)             (.61)
 Distributions in excess of
  investment income                             --             --                --                --                --
 Distributions from net realized
  gains                                       (.09)          (.02)             (.19)             (.04)               --
 TOTAL DISTRIBUTIONS                          (.61)          (.55)             (.74)             (.61)             (.61)
 NET ASSET VALUE, END OF YEAR               $10.67         $11.31            $10.97            $10.87            $10.98
 TOTAL RETURN(1)                            (.40)%          8.40%             7.97%             4.63%             7.55%
---------------------------------
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)            $123,692       $114,090           $95,729           $74,492           $49,666
 AVERAGE NET ASSETS (000)                 $125,547       $107,206           $89,280           $61,837           $30,290
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                        .84%           .71%              .70%(2)           .67%(2)           .55%(2)
 Expenses, excluding distribution
  fees                                        .64%           .61%              .60%(2)           .57%(2)           .45%(2)
 Net investment income                       4.66%          4.85%             5.03%(2)          5.19%(2)          5.65%(2)
 Portfolio turnover                            15%            18%               25%               62%               37%
---------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF MANAGEMENT FEE WAIVER.

-------------------------------------------------------------------
38  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS B SHARES (FISCAL YEAR ENDED 8-31)

-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $11.31         $10.97            $10.87            $10.98            $10.81
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .49            .50               .50(2)            .53(2)            .57(2)
 Net realized and unrealized gain
  (loss) on investment transactions           (.55)           .36               .29              (.07)              .17
 TOTAL FROM INVESTMENT OPERATIONS             (.06)           .86               .79               .46               .74
-----------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.49)          (.50)             (.50)             (.53)             (.57)
 Distributions in excess of
  investment income                             --             --                --                --                --
 Distributions from net realized
  gains                                       (.09)          (.02)             (.19)             (.04)               --
 TOTAL DISTRIBUTIONS                          (.58)          (.52)             (.69)             (.57)             (.57)
 NET ASSET VALUE, END OF YEAR               $10.67         $11.31            $10.97            $10.87            $10.98
 TOTAL RETURN(1)                            (.71)%          7.97%             7.54%             4.22%             7.12%
---------------------------------
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)             $79,598       $117,099          $144,992          $188,315          $246,202
 AVERAGE NET ASSETS (000)                  $96,542       $128,382          $162,330          $222,235          $274,995
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                       1.14%          1.11%             1.10%(2)          1.07%(2)           .95%(2)
 Expenses, excluding distribution
  fees                                        .64%           .61%              .60%(2)           .57%(2)           .45%(2)
 Net investment income                       4.35%          4.46%             4.63%(2)          4.80%(2)          5.30%(2)
 Portfolio turnover                            15%            18%               25%               62%               37%
---------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF MANAGEMENT FEE WAIVER.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS C SHARES (FISCAL YEAR ENDED 8-31)

-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE         1999         1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR       $11.31       $10.97          $10.87          $10.98          $10.81
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       .46          .47             .48(2)          .50(2)          .54(2)
 Net realized and unrealized gain
  (loss) on investment transactions         (.55)         .36             .29            (.07)            .17
 TOTAL FROM INVESTMENT OPERATIONS           (.09)         .83             .77             .43             .71
-------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                    (.46)        (.47)           (.48)           (.50)           (.54)
 Distributions in excess of
  investment income                           --           --              --              --              --
 Distributions from net realized
  gains                                     (.09)        (.02)           (.19)           (.04)             --
 TOTAL DISTRIBUTIONS                        (.55)        (.49)           (.67)           (.54)           (.54)
 NET ASSET VALUE, END OF YEAR             $10.67       $11.31          $10.97          $10.87          $10.98
 TOTAL RETURN(1)                          (.95)%        7.70%           7.27%           3.96%           6.86%
-----------------------------------
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                1999         1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)            $1,825       $1,354          $1,637          $1,961          $1,502
 AVERAGE NET ASSETS (000)                 $1,622       $1,274          $1,894          $1,735            $790
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                     1.39%        1.36%           1.35%(2)        1.32%(2)        1.20%(2)
 Expenses, excluding distribution
  fees                                      .64%         .61%            .60%(2)         .57%(2)         .45%(2)
 Net investment income                     4.13%        4.21%           4.38%(2)        4.54%(2)        4.99%(2)
 Portfolio turnover                          15%          18%             25%             62%             37%
-----------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF MANAGEMENT FEE WAIVER.

-------------------------------------------------------------------
40  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS Z SHARES
The financial highlights for the two years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the period from December 6, 1996 through August 31, 1997 were audited by other independent auditors, whose reports were unqualified.

CLASS Z SHARES (FISCAL YEAR ENDED 8-31)

-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE           1999             1998          1997(1)
-----------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                      $11.32           $10.98        $11.10
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           .54              .55           .41(4)
 Net realized and unrealized gain
  on investment transactions                    (.48)             .36           .07
 TOTAL FROM INVESTMENT OPERATIONS                .06              .91           .48
-----------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                        (.54)            (.55)         (.41)
 Distributions in excess of
  investment income                               --               --            --
 Distributions from net investment
  income                                        (.09)            (.02)         (.19)
 TOTAL DISTRIBUTIONS                            (.63)            (.57)         (.60)
 NET ASSET VALUE, END OF PERIOD               $10.75           $11.32        $10.98
 TOTAL RETURN(2)                                .45%            8.51%         4.49%
-----------------------------------
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                  1999             1998            1997
-----------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF PERIOD (000)                 $62              $92           $15
 AVERAGE NET ASSETS (000)                        $77              $30           $10
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                          .64%             .61%          .60%(3),(4)
 Expenses, excluding distribution
  fees                                          .64%             .61%          .60%(3),(4)
 Net investment income                         4.86%            4.96%         5.13%(3),(4)
 Portfolio turnover                              15%              18%           25%
-----------------------------------

1 INFORMATION SHOWN IS FOR THE PERIOD 12-6-96 (WHEN CLASS Z SHARES WERE FIRST OFFERED) THROUGH 8-31-97.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL RETURN FOR PERIODS OF LESS THAN A FULL YEAR IS NOT ANNUALIZED.
3    ANNUALIZED.
4    NET OF MANAGEMENT FEE WAIVER.

--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND

GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------
42  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND
INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

--------------------------------------------------------------------------------

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44  NEW JERSEY SERIES                                      [ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.
    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable
-------------------------------------------------------------------
A-2  NEW JERSEY SERIES                                     [ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated obligations only in small degree.
    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.
    D: Debt rated D is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating, while notes maturing beyond three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal an interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designations indicates speculative capacity to pay principal and interest.
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A-4  NEW JERSEY SERIES                                     [ICON] (800) 225-1852

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A-6  NEW JERSEY SERIES                                     [ICON] (800) 225-1852

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A-8  NEW JERSEY SERIES                                     [ICON] (800) 225-1852

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--------------------------------------------------------------------------------

FOR MORE INFORMATION:
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
 (incorporated by reference into this prospectus)

ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
By Electronic Request:
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call
  (202)942-8090.)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

--------------------------------

            CUSIP        Quotron
            Numbers:     Symbols:

  Class A:  74435M-78-8   PRNJX
  Class B:  74435M-79-6   PBNJX
  Class C:  74435M-53-1    --
  Class Z:  74435M-43-2    --

Investment Company Act File No:

811-4023

MF138A                                         [LOGO] Printed on Recycled Paper

FUND TYPE:
-------------------------------------
Money market

INVESTMENT OBJECTIVE:
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The highest level of current income that is exempt from New Jersey state and federal income taxes, consistent with liquidity and the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL SERIES FUND

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NEW JERSEY MONEY MARKET SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
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1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

5       HOW THE SERIES INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
8       Investment Risks

12      HOW THE SERIES IS MANAGED
12      Board of Trustees
12      Manager
12      Investment Adviser
13      Distributor
13      Year 2000 Readiness Disclosure

14      SERIES DISTRIBUTIONS AND TAX ISSUES
14      Distributions
15      Tax Issues

16      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
16      How to Buy Shares
21      How to Sell Your Shares
25      How to Exchange Your Shares
26      Telephone Redemptions or Exchanges

27      FINANCIAL HIGHLIGHTS

28      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)

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NEW JERSEY MONEY MARKET SERIES                [ICON] (800) 225-1852

RISK/RETURN SUMMARY
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This section highlights key information about the NEW JERSEY MONEY MARKET SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM NEW JERSEY STATE AND FEDERAL INCOME TAXES consistent with liquidity and the preservation of capital. This means we invest primarily in short-term New Jersey state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as short-term obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "New Jersey obligations"). The Series invests in New Jersey obligations which are high-quality money market instruments with remaining maturities of 13 months or less. In pursuing our objective, the Series will invest at least 80% of its total assets in New Jersey obligations. The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's

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MONEY MARKET FUNDS
Money market funds--which hold high-quality short-term debt obligations-- provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.
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RISK/RETURN SUMMARY
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creditworthiness or ability to satisfy its obligations.
    Municipal bonds may also be subject to the risk that the borrower may not set aside funds to make the bond payments.
    Because the Series will concentrate its investments in New Jersey obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of New Jersey obligations than a municipal money market fund that is not as geographically concentrated. By way of illustration, New Jersey's diversified economy consists of a variety of manufacturing, construction and service industries, and is supplemented by rural areas with selective commercial agriculture. The Series, therefore, may be more susceptible to developments affecting those sectors than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in New Jersey obligations. For more information on the risks of investing in New Jersey obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    The Series is nondiversified, meaning that we can invest a higher percentage of its assets in the securities of fewer issuers than a diversified fund. Investing in a nondiversified series involves greater risk than investing in a diversified series.
    Although investments in mutual funds involve risk, investing in money market portfolios like the Series is generally less risky than investments in other types of funds. This is because the Series invests only in high-quality securities with remaining maturities of 13 months or less and limits the average maturity of the portfolio to 90 days or less. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.
    For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation. The tables provide additional performance information for the periods indicated. The bar chart and tables below
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2  NEW JERSEY MONEY MARKET SERIES                          [ICON] (800) 225-1852

RISK/RETURN SUMMARY
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demonstrate the risk of investing in the Series and how returns can change from year to year. The Average Annual Returns table also compares the Series' performance to the performance of a tax-free money market index. Past performance does not mean that the Series will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

ANNUAL RETURNS(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991                                  4.50%
1992                                  2.75%
1993                                  1.86%
1994                                  2.23%
1995                                  3.30%
1996                                  2.71%
1997                                  2.86%
1998                                  2.78%
BEST QUARTER:   1.14% (1st quarter of 1991)
WORST QUARTER:   .39% (1st quarter of 1994)

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

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                                         1 YR         5 YRS           SINCE INCEPTION
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  Series shares                          2.78%         2.77%        1.59% (since 12-3-90)
  IBC Average(2)                         2.71%         2.67%        2.90% (since 12-3-90)

YIELD(1) (AS OF 12-31-98)

  7-Day yield of the Series                                        2.93%
  7-Day tax-equivalent yield of the Series                         5.18%

1                       THE SERIES' RETURNS AND YIELD ARE AFTER DEDUCTION OF
                        EXPENSES. TAX-EQUIVALENT YIELD IS CALCULATED BASED ON A
                        FEDERAL TAX RATE OF 39.6% AND THE APPLICABLE STATE INCOME
                        TAX RATE.
2                       THE IBC AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL
                        MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS
                        FINANCIAL DATA TAX-FREE STATE-SPECIFIC MONEY FUND (NEW
                        JERSEY) CATEGORY.

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RISK/RETURN SUMMARY
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FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Series.

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load) imposed on purchases (as a
   percentage of offering price)                                None
  Maximum deferred sales charge (load) (as a percentage of
   the lower of original purchase price or sale proceeds)       None
  Maximum sales charge (load) imposed on reinvested
   dividends and other distributions                            None
  Redemption fees                                               None
  Exchange fee                                                  None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

  Management fees                                             .500%
  + Distribution (12b-1) and service fees                     .125%
  + Other expenses                                             .09%
  = TOTAL ANNUAL SERIES OPERATING EXPENSES                     .72%

(1)                     YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.

EXAMPLE
This example will help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                                        1 YR       3 YRS       5 YRS       10 YRS
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  Series shares                                       $72         $224        $390        $871

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4  NEW JERSEY MONEY MARKET SERIES                          [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM NEW JERSEY STATE AND FEDERAL INCOME TAXES consistent with liquidity and the preservation of capital. While we make every effort to achieve our objective, we can't guarantee success.
    The Series invests in high-quality money market instruments to try to provide investors with current tax-free income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. To date, the Series' net asset value has never deviated from $1 per share.
In pursuing the Series' objective, we invest primarily in short-term NEW JERSEY OBLIGATIONS, including New Jersey state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New Jersey state, and federal income taxes. We normally invest so that at least 80% of the total assets of the Series will be invested in New Jersey obligations. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    The obligations that we purchase must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), such as Moody's Investors Service, Inc. (rated at least Aa, MIG-2 or Prime-2) or Standard & Poor's Rating Group (rated at least AA, SP-2 or A-2) or, if unrated, of comparable quality. We may also invest in insured municipal bonds. A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to

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States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
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HOW THE SERIES INVESTS
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a municipal bond) or payment of claims (with respect to an insurer of a municipal bond) and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because of our expectation that we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.
    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks."
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6  NEW JERSEY MONEY MARKET SERIES                          [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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The Statement of Additional Information--which we refer to as the "SAI"-- contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS AND VARIABLE RATE BONDS
The Series may invest in floating rate bonds and variable rate bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to demand payment of the bond on short notice for an amount that may be more or less than the amount paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.
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HOW THE SERIES INVESTS
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REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or short-term investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
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8  NEW JERSEY MONEY MARKET SERIES                          [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT TYPE

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% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
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  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  AT LEAST 80%                  bonds may lose value           respect to certain
                                because of political,          bonds, such as
                                economic or other              private activity
                                events affecting               bonds, which are
                                issuers of New Jersey          subject to the
                                obligations                    federal alternative
                            -- Credit risk--the risk           minimum tax (AMT)
                                that the borrower
                                can't pay back the
                                money borrowed or
                                make interest
                                payments
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
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HOW THE SERIES INVESTS
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INVESTMENT TYPE (CONT'D)

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% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
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  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
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  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
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10  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT TYPE (CONT'D)

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% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
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  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
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  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 10% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
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HOW THE SERIES IS MANAGED
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BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential mutual funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group is organized into teams that specialize in different market sectors. The Fixed Income Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom-up security selection within those guidelines. The Money Market Sector Team, headed by Joseph Tully, is responsible for overseeing the day-to-day management of the Series.
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12  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
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DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Series' shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and result in a decline in the value of the securities held by the Series.
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SERIES DISTRIBUTIONS AND TAX ISSUES
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Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and any REALIZED NET CAPITAL GAINS to shareholders. Dividends generally will be exempt from federal and New Jersey state income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in New Jersey obligations. Series' dividends are EXEMPT FROM NEW JERSEY STATE INCOME TAXES FOR NEW JERSEY RESIDENT INDIVIDUALS and NEW JERSEY TRUSTS AND ESTATES to the extent such dividends are derived from interest payments on and gain realized from the sale or exchange of New Jersey obligations, provided that, generally, at least 80% of the Series' assets (with certain exclusions) are invested in New Jersey obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and certain short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
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14  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

    Although the Series is not likely to realize capital gains because of the types of securities we purchase, any REALIZED NET CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Series sells assets for a profit.
    For your convenience, Series distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Series--How To Buy Shares" at Step 3: Additional Shareholder Services.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to back-up withholding, we generally withhold and pay to the U.S. Treasury 31% of your distributions and gross sale proceeds. Dividends of net investment income and short-term capital gains paid to a NONRESIDENT FOREIGN SHAREHOLDER generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call PRUDENTIAL MUTUAL FUND SERVICES LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.
    Except as noted below, the minimum initial investment for Series shares is $1,000 and the minimum subsequent investment is $100. All minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.

PURCHASES THROUGH PRUDENTIAL SECURITIES
Purchases of shares of the Series through Prudential Securities are made through automatic investment procedures (the Autosweep program). You cannot purchase shares through Prudential Securities other than through the Autosweep program, except as specifically provided (that is, you cannot make a manual purchase).
    The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities Financial Advisor. The following discussion assumes that you have selected the Series as your primary money sweep fund.
    For individual retirement accounts (IRAs) and benefit plans in the Autosweep program, all credit balances (that is, immediately available
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16  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities will arrange for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.
    For accounts other than IRAs and benefit plans, shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling $1,000 or more, the available cash will be invested in the Series on the settlement date

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    Purchases through the Autosweep program are subject to a minimum initial investment of $1,000, which is waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors. You will begin earning dividends on your shares purchased through the Autosweep program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m. New York time on the business day following the existence of the credit balance, which is the second business day after the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Your investment in the Series will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.
    The charges and expenses of the Autosweep program are not reflected in the Fees and Expenses tables. For information about participating in the Autosweep program, you should contact your Prudential Securities Financial Advisor.
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HOW TO BUY, SELL AND
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PURCHASES THROUGH THE PRUDENTIAL ADVANTAGE ACCOUNT PROGRAM
The Prudential Advantage Account Program (the Advantage Account Program) is a financial services program available to clients of Pruco Securities Corporation (Pruco) and provides for an automatic investment procedure similar to the Autosweep program. The Advantage Account Program consists of two types of accounts: the Investor Account and the Advantage Account, which offers additional services, such as a debit card and check writing.
    The Advantage Account Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Pruco representative or the Advantage Service Center. The following discussion assumes that you have selected the Series as your primary money sweep fund.
    With the Advantage Account as well as the Investor Account for benefit plans and individual retirement accounts (IRAs), all credit balances (that is, immediately available funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities (Pruco's clearing broker) arranges for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.
    If you have an Investor Account (non-IRAs), shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series with all cash balances of $1.00 or more. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling more than $1,000, all cash balances of $1.00 or more will be invested in the Series on the business day following the settlement date
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18  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    You will begin earning dividends on your shares purchased through the Advantage Account Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m. New York time on the business day following the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Purchases of, withdrawals from and dividends from the Series will be shown on your Advantage Account or Investor Account statement.
    The charges and expenses of the Advantage Account Program are not reflected in the Fees and Expenses tables. For information about participating in the Advantage Account Program, you should call (800) 235-7637.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM
Class A shares of the Series are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND-SM-Account Program (the COMMAND Program), which is available through Prudential Securities, or the Prudential BusinessEdge-SM- Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco. These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Series. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Series shares must be made through your Prudential Securities Financial Advisor or your Pruco broker, as applicable.

MANUAL PURCHASES
You may make a manual purchase (that is, a non-money market sweep purchase) of Series shares in either of the following situations:

     -- You do not participate in a money market sweep program (E.G., the Autosweep program or the Advantage Account Program), or

     -- You participate in a money market sweep program, but the Series is not designated as your primary money market sweep fund
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HOW TO BUY, SELL AND
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    The minimum initial investment for a manual purchase for shares of the Series is $1,000 and the minimum subsequent investment is $100, except that all minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.
    If you make a manual purchase through Prudential Securities, Prudential Securities will place your order for shares of the Series on the business day after the purchase order is received for settlement that day, which is the second business day after receipt of the purchase order by Prudential Securities. Prudential Securities may use and retain the benefit of credit balances in a client's brokerage account until monies are delivered to the Series (Prudential Securities delivers federal funds on the business day after settlement).
    If you make a manual purchase through the Fund's Distributor, through your broker or dealer (other than Prudential Securities) or directly from the Fund, shares will be purchased at the net asset value next determined after receipt of your order and payment in proper form. When your payment is received by 4:30 p.m., New York time, shares will be purchased that day and you will begin to earn dividends on the following business day. If you purchase shares through a broker or dealer, your broker or dealer will forward your order and payment to the Fund. You should contact your broker or dealer for information about services that they may provide, including an automatic sweep feature. Transactions in Series shares may be subject to postage and other charges imposed by your broker or dealer. Any such charge is retained by your broker or dealer and is not sent to the Fund.

STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the Series. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per
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20  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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share at all times. Your broker may charge you a separate or additional fee for purchases of shares.
    We determine the NAV of our shares once each business day at 4:30 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Series' portfolio do not affect the NAV.

STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series at any time, subject to certain restrictions.
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HOW TO BUY, SELL AND
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    When you sell shares of the Series--also known as REDEEMING shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:30 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay payment of your proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES. There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, if you want the check sent to someone or some place that is not in our records, or you are a business or a trust, and if you hold your shares directly with the Transfer Agent, you may have to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

REDEMPTION IN KIND. If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the
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22  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR AUTOSWEEP. If you participate in the Autosweep program, your Series shares may be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

AUTOMATIC REDEMPTION FOR THE ADVANTAGE ACCOUNT. If you participate in the Advantage Account Program, your Series shares may be automatically redeemed to cover any deficit in your securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your securities account or the deficit in your securities account. A deficit in your Advantage Account may result from activity arising under the program, such as debit balances incurred by the use of the Visa-Registered Trademark- Account, including Visa purchases, cash advances and Visa
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Account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, your Series shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa-Registered Trademark- Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa-Registered Trademark- Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Pruco, as applicable, which has advanced monies to satisfy deficits in your account.
    Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Series shares by submitting a written
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24  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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------------------------------------------------

request to your Prudential Securities Financial Advisor or Pruco broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Pruco, as appropriate, which could delay your requested redemption.
    The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Series shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.
    Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Pruco, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Series held in the account will be redeemed.

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Series shares for Class B, Class C or Class Z shares, except that shares purchased prior to January 22, 1990 that are subject to a contingent deferred sales charge can be exchanged for Class B shares.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010
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HOW TO BUY, SELL AND
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------------------------------------------------

    When you exchange shares of the Series for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.

FREQUENT TRADING
Frequent trading of Series shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When in our opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
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26  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate the Series' financial performance. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for shares of the Series for the periods indicated.
    Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge.
    The financial highlights for the three fiscal years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

SERIES SHARES (FISCAL YEAR ENDED 8-31)

-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR          $1.00          $1.00             $1.00             $1.00             $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income and net
  realized gains                               .03(2)           .03(2)           .03(2)           .03(2)            .03(2)
 Dividends and distributions to
  shareholders                                (.03)          (.03)             (.03)             (.03)             (.03)
 NET ASSET VALUE, END OF YEAR                $1.00          $1.00             $1.00             $1.00             $1.00
 TOTAL RETURN(1)                             2.52%          2.87%             2.82%             2.92%             3.15%
---------------------------------
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)            $207,004       $200,915          $199,472          $181,396          $182,453
 AVERAGE NET ASSETS (000)                 $209,479       $198,647          $196,223          $192,617          $171,223
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fee                                         .72%(2)          .73%(2)          .73%(2)          .70%(2)           .64%(2)
 Expenses, excluding distribution
  fee                                         .59%(2)          .60%(2)          .60%(2)          .57%(2)           .51%(2)
 Net investment income                       2.49%(2)         2.82%(2)         2.78%(2)         2.89%(2)          3.11%(2)
---------------------------------

1 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
2    NET OF CUSTODIAN FEE CREDIT.

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THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

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28  NEW JERSEY MONEY MARKET SERIES                         [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND
INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL
INFORMATION (SAI)
(incorporated by reference into this prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
By Electronic Request:
publicinfo@see.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call 1(800) SEC-0330)

Via the Internet:
on the EDGAR database at
http://www.sec.gov

--------------------------------
CUSIP Number: 74435M-76-2

Quotron Symbol: PNJXX

Investment Company Act File No:

811-4023

MF147A                                         M Printed on Recycled Paper

TYPE OF FUND:
-------------------------------------
Municipal bond

INVESTMENT OBJECTIVE:
-------------------------------------
Maximize current income that is exempt from New
York State, New York City and federal income taxes consistent with the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL
SERIES FUND

---------------------------------------------------------------
NEW YORK SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares, nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

6       HOW THE SERIES INVESTS
6       Investment Objective and Policies
8       Other Investments and Strategies
10      Investment Risks

15      HOW THE SERIES IS MANAGED
15      Board of Trustees
15      Manager
15      Investment Adviser
17      Distributor
17      Year 2000 Readiness Disclosure

19      SERIES DISTRIBUTIONS AND TAX ISSUES
19      Distributions
20      Tax Issues
21      If You Sell or Exchange Your Shares

22      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
22      How to Buy Shares
30      How to Sell Your Shares
33      How to Exchange Your Shares
34      Telephone Redemptions or Exchanges

36      FINANCIAL HIGHLIGHTS
37      Class A Shares
38      Class B Shares
39      Class C Shares
40      Class Z Shares

42      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     APPENDIX A: DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)

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NEW YORK SERIES                               [ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the NEW YORK SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAXES, consistent with the PRESERVATION OF CAPITAL. This means we invest primarily in New York state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "New York obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.
    In pursuing our objective, we normally invest so that at least 80% of the income from the Series' investments will be exempt from New York State, New York City and federal income taxes or the Series will invest at least 80% of its total assets in New York obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH YIELD DEBT OBLIGATIONS, commonly known as "JUNK BONDS." The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.
    While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer. Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. The Series invests in non-investment grade
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

securities--also known as "junk bonds"--which have a higher risk of default and tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, pay as well as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.
    Municipal bonds may be subject to the risk that the borrower may not set aside funds to make the bond or lease payments.
    Because the Series will concentrate its investments in New York obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of New York obligations than a municipal bond fund that is not as geographically concentrated. By way of illustration, although New York has a relatively diversified economy, New York's economy has concentrations in the investment banking, securities brokerage and financial services industries. The Series, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in New York obligations. For more information on the risks of investing in New York obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full
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2  NEW YORK SERIES                                         [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with a bond index and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.

ANNUAL RETURNS*--(CLASS B SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                    7.93%
1990                                    4.18%
1991                                   12.99%
1992                                    9.48%
1993                                   12.63%
1994                                   -6.78%
1995                                   17.33%
1996                                    1.92%
1997                                    8.87%
1998                                    5.83%
BEST QUARTER:     6.71% (1st quarter of 1995)
WORST QUARTER:  (5.64)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE MANAGEMENT FEE WAIVER, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE TOTAL RETURN OF THE CLASS B SHARES FROM 1-1-99 TO 9-30-99 WAS (3.10)%.

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

--------------------------------------------------------------------------------------------
                              1 YR         5 YRS         10 YRS          SINCE INCEPTION
--------------------------------------------------------------------------------------------
  Class A shares              3.15%         4.91%           N/A        7.36%  (since 1-22-90)
  Class B shares              0.83%         4.97%         7.24%        8.13%  (since 9-13-84)
  Class C shares              3.51%           N/A           N/A        6.30%  (since  8-1-94)
  Class Z shares              6.44%           N/A           N/A        7.58%  (since 12-6-96)
  Muni Bond Index(2)          6.48%         6.22%         8.22%       **(2)
  Lipper Average(3)           5.64%         5.17%         7.57%       **(3)

1                       THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND
                        EXPENSES.
2                       THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (MUNI BOND INDEX)
                        IS AN UNMANAGED INDEX OF OVER 21,000 MUNICIPAL BONDS WHICH
                        ARE GENERALLY REPRESENTATIVE OF THE LONG-TERM INVESTMENT
                        GRADE MUNICIPAL BOND MARKET. THESE RETURNS DO NOT INCLUDE
                        THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE
                        LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE MUNI
                        BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS OF
                        SHARES ARE 8.07% FOR CLASS A, 9.49% FOR CLASS B, 7.73% FOR
                        CLASS C AND 7.30% FOR CLASS Z SHARES. SOURCE: LEHMAN BROS.
3                       THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS CATEGORY IS BASED
                        ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THIS CATEGORY
                        AND DOES NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. AGAIN,
                        THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF
                        SALES CHARGES. THE LIPPER RETURNS SINCE THE INCEPTION OF
                        EACH CLASS ARE 7.59% FOR CLASS A, 8.58% FOR CLASS B, 6.88%
                        FOR CLASS C AND 6.76% FOR CLASS Z SHARES. SOURCE: LIPPER,
                        INC.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each share class of the Series--Class A, B, C, and Z. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS Z
------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on
   purchases (as a percentage of offering             3%       None         1%       None
   price)
  Maximum deferred sales charge (load) (as a
   percentage of the lower of original purchase
   price or sale proceeds)                          None         5%(2)      1%(3)    None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions     None       None       None       None
  Redemption fees                                   None       None       None       None
  Exchange fee                                      None       None       None       None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

------------------------------------------------------------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS Z
------------------------------------------------------------------------------------------
  Management fees                                   .50%       .50%       .50%       .50%
  + Distribution (12b-1) and service fees(4)        .30%(4)    .50%    1.00%(4)      None
  + Other expenses                                  .14%       .13%       .14%       .13%
  = Total annual Series operating expenses(4)       .94%      1.13%      1.64%       .63%
  - Fee waiver or expense reimbursement(4)          .05%       None       .25%       None
  = NET ANNUAL SERIES OPERATING EXPENSES            .89%      1.13%      1.39%       .63%

1                       YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.
2                       THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B
                        SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH
                        YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO
                        CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
3                       THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN
                        18 MONTHS OF PURCHASE.
4                       FOR THE FISCAL YEAR ENDING AUGUST 31, 2000, THE DISTRIBUTOR
                        OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS
                        DISTRIBUTION AND SERVICE FEES FOR CLASS A AND CLASS C SHARES
                        TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS
                        OF THE CLASS A AND CLASS C SHARES, RESPECTIVELY.

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4  NEW YORK SERIES                                         [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------
                                                      1 YR       3 YRS       5 YRS       10 YRS
------------------------------------------------------------------------------------------------
  Class A shares                                        $388        $586        $800      $1,416
  Class B shares                                        $615        $659        $722      $1,297
  Class C shares                                        $340        $588        $960      $2,003
  Class Z shares                                         $64        $202        $351        $786

You would pay the following expenses on the same investment if you did not sell your shares:

-----------------------------------------------------------------------------------------------
                                                     1 YR       3 YRS       5 YRS       10 YRS
-----------------------------------------------------------------------------------------------
  Class A shares                                       $388        $586        $800      $1,416
  Class B shares                                       $115        $359        $622      $1,297
  Class C shares                                       $240        $588        $960      $2,003
  Class Z shares                                        $64        $202        $351        $786

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAXES consistent with the PRESERVATION OF CAPITAL. In conjunction with its investment objective, the Series may invest in debt securities with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in NEW YORK OBLIGATIONS, including New York state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New York State, New York City and federal income taxes. We normally invest so that at least 80% of the income from the Series' investments will be exempt from those taxes or the Series will have at least 80% of its total assets invested in New York obligations. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    We normally invest at least 70% of the Series' assets in "investment grade" obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in insured municipal bonds. However, we may invest up to 30% of the Series' assets in HIGH YIELD OBLIGATIONS ("JUNK BONDS"). A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond) and can be useful when comparing different municipal bonds. These

-------------------------------------------------------------------
States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
-------------------------------------------------------------------
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6  NEW YORK SERIES                                         [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    During the year ended August 31, 1999, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total assets, were as follows:

---------------------------------------------------------------------------------
                                                                 PERCENTAGES OF
RATINGS                                                        TOTAL INVESTMENTS
---------------------------------------------------------------------------------
  AAA/Aaa                                                                  39.22%
  AA/Aa                                                                     8.23%
  A/A                                                                      29.13%
  BBB/Baa                                                                  16.95%
  BB/Ba                                                                     1.43%
  Unrated
    BBB/Baa                                                                  .74%
    BB/Ba                                                                   1.22%
    B/B                                                                     3.32%

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy,
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in MUNICIPAL LEASE OBLIGATIONS. The interest and principal on municipal lease obligations are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS AND
SECONDARY INVERSE FLOATERS
The Series may invest in floating rate bonds, variable rate bonds, inverse floaters and secondary inverse floaters. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to demand payment of the bond on short notice for an amount that may be more or less than the amount paid. INVERSE FLOATERS are municipal bonds
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8  NEW YORK SERIES                                         [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate or another security or the value of an index.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.

REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

DERIVATIVE STRATEGIES
We may use various derivative strategies to try to improve the Series' returns or protect its assets, although we cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Series will not lose money. Derivatives--such as FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES AND INTEREST RATE SWAPS--involve costs and can be volatile. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities or, in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium. An interest rate swap is a transaction in which the Series and another party "trade" income streams. The swap is done to preserve a
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

return or spread on a particular investment or portion of the Series or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.
    With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, currency, interest rate or some other benchmark, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. Any derivatives we may use may not match the Series' underlying holdings. For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks--Hedging Strategies."

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
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10  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  PROVIDE AT LEAST 80% OF       bonds may lose value           respect to certain
  SERIES' INCOME OR             because of political,          bonds, such as
  COMPRISE AT LEAST 80% OF      economic or other              private activity
  ITS TOTAL ASSETS              events affecting               bonds, which are
                                issuers of New York            subject to the
                                obligations                    federal alternative
                            -- Credit risk--the risk           minimum tax (AMT)
                                that the borrower          -- If interest rates
                                can't pay back the              decline, long-term
                                money borrowed or              yields should be
                                make interest                  higher than money
                                payments (lower for            market yields
                                insured and
                                higher-rated bonds)
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  HIGH-YIELD DEBT           -- Higher market risk          -- May offer higher
  OBLIGATIONS                    than higher-grade             interest income than
  (JUNK BONDS)                  municipal bonds                higher-grade bonds
                            -- Higher credit risk
  UP TO 30%                      than higher-grade
                                municipal bonds (more
                                sensitive to economic
                                downturns)
                            -- Certain high-yield
                                bonds may be more
                                illiquid (harder to
                                value and sell), in
                                which case valuation
                                would depend more on
                                investment adviser's
                                judgment than is
                                generally the case
                                with higher-grade
                                bonds
                            -- Tax risk
------------------------------------------------------------------------------------
  MUNICIPAL LEASE           -- Concentration risk          -- Tax-exempt interest
  OBLIGATIONS               -- Credit risk                     income, except with
                            -- Market risk                     respect to certain
  PERCENTAGE VARIES         -- Illiquidity risk                bonds, such as
                            -- Nonappropriation risk           private activity
                            -- Tax risk                        bonds, which are
                                                               subject to the AMT
                                                           -- If interest rates
                                                                decline, long-term
                                                               yields should be
                                                               higher than money
                                                               market yields
------------------------------------------------------------------------------------

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12  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
------------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
------------------------------------------------------------------------------------
  INVERSE FLOATERS/         -- High market risk--risk      -- Income generally will
  SECONDARY INVERSE             that inverse floaters          increase when
  FLOATERS                      will fluctuate in              interest rates
                                value more                     decrease
  PERCENTAGE VARIES             dramatically than
                                other debt securities
                                when interest rates
                                change
                            -- Credit risk
                            -- Illiquidity risk
                            -- Secondary inverse
                                floaters are subject
                                to additional risks
                                of municipal
                                asset-backed
                                securities
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  DERIVATIVES               -- Derivatives such as         -- The Series could make
                                futures and options            money and protect
  PERCENTAGE VARIES             may not fully offset           against losses if the
                                the underlying                 investment analysis
                                positions and this             proves correct
                                could result in            -- One way to manage the
                                losses to the Series           Series' risk/return
                                that would not have            balance is to lock in
                                otherwise occurred             the value of an
                            -- Derivatives used for            investment ahead of
                                 risk management may           time
                                not have the intended      -- Derivatives that
                                effects and may                 involve leverage
                                result in losses or            could generate
                                missed opportunities           substantial gains or
                            -- The other party to a            low costs
                                derivatives contract
                                could default
                            -- Derivatives that
                                 involve leverage
                                (borrowing for
                                investment) could
                                magnify losses
                            -- Certain types of
                                derivatives involve
                                costs to the Series
                                which can reduce
                                returns
------------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 15% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
------------------------------------------------------------------------------------

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14  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50 of 1% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.
    Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998,
--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------

he was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading, and corporate bond investing.
    Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to this appointment in 1999, he was senior managing director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.
    The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.
    The Municipal Bond Team, headed by Evan Lamp, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.
    The following are the fixed income sector teams and the corresponding team leaders: (Assets under management are as of October 31, 1999.)

                             MUNICIPAL BONDS

ASSETS UNDER MANAGEMENT: $5.6 billion.

TEAM LEADER: Evan Lamp. GENERAL INVESTMENT EXPERIENCE: 7 years.

PORTFOLIO MANAGERS: 5. AVERAGE GENERAL INVESTMENT EXPERIENCE: 10 years, which includes team members with significant mutual fund experience.
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16  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

SECTOR: City, state and local government securities.

INVESTMENT APPROACH: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

                             MONEY MARKETS

ASSETS UNDER MANAGEMENT: $41.1 billion.

TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years

PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

SECTOR: High-quality short-term securities, including both taxable and tax-exempt instruments.

INVESTMENT APPROACH: Focus is on safety of principal, liquidity and controlled risk.

DISTRIBUTOR
Prudential Investment Management Service LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, C, and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account
--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------

services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and could result in a decline in the value of the securities held by the Series.
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18  NEW YORK SERIES                                        [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series pays DIVIDENDS of net investment income monthly, and distributes LONG-TERM CAPITAL GAINS, if any, at least annually. Dividends generally will be exempt from federal, New York State and New York City income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in New York obligations. In addition to being exempt from federal taxes, Series' dividends are EXEMPT FROM NEW YORK STATE AND NEW YORK CITY INCOME TAXES FOR NEW YORK RESIDENTS if the dividends are excluded from federal income taxes and are derived from interest payments on New York obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders (typically once a year). Long-term capital gains are generated when the
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

Series sells assets that it held for more than 12 months, for a profit. For an individual, the maximum long-term capital gains rate is 20% for federal income tax purposes.
    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid to you on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do so, or are otherwise subject to backup withholding, we generally withhold and pay to the U.S. Treasury 31% of your taxable distributions and gross sale proceeds. If you are subject to backup withholding, we will withhold and pay to the Treasury 31% of your distributions.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Series just before the record date (the date that determines who receives the dividend), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout although this
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20  NEW YORK SERIES                                        [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

may not be apparent because the value of each share of the Series will also be affected by the market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax. The amount of tax you pay depends on whether you hold your shares for more than one year. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
RECEIPTS FROM SALE  $        -->        +$  CAPITAL GAIN
                                            (taxes owed)

                                            OR

RECEIPTS FROM SALE  $        -->        -$  CAPITAL LOSS
                                            (offset against gain)

[GRAPH]

    Any gain or loss you may have from selling or exchanging Series shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available to a limited group of investors.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:
     --    The amount of your investment
     -- The length of time you expect to hold the shares and the impact of varying distribution fees
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22  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

     --    The different sales charges that apply to each share class--
           Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC
     --    Whether you qualify for any reduction or waiver of sales charges
     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
     --    Whether you qualify to purchase Class Z shares.
    See "How to Sell Your Shares" for a description of the impact of CDSCs.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

-----------------------------------------------------------------------------------------
                                CLASS A           CLASS B          CLASS C       CLASS Z
-----------------------------------------------------------------------------------------
  Minimum purchase            $1,000          $1,000             $2,500          None
    amount(1)
  Minimum amount for          $100            $100               $100            None
    subsequent
   purchases(1)
  Maximum initial             3% of the       None               1% of the       None
    sales charge              public                             public
                              offering                           offering
                              price                              price
  Contingent Deferred         None            If sold during:    1% on sales     None
    Sales Charge (CDSC)(2)                    Year 1    5%       made within
                                              Year 2    4%       18 months of
                                              Year 3    3%       purchase(2)
                                              Year 4    2%
                                              Years 5/6 1%
                                              Year 7    0%
  Annual distribution         .30 of 1%       .50 of 1%          1% (.75 of      None
    and service (12b-1)       (.25 of 1%                         1%
    fees (shown as            currently)                         currently)
    a percentage of
    average net
    assets)(3)

1                       THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN
                        RETIREMENT AND EMPLOYEE SAVINGS PLANS AND CUSTODIAL ACCOUNTS
                        FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT
                        FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS
                        $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL
                        SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
2                       FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS
                        CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT
                        DEFERRED SALES CHARGES (CDSC)." CLASS C SHARES BOUGHT BEFORE
                        NOVEMBER 2, 1998 HAVE A 1% CDSC IF SOLD WITHIN ONE YEAR.
3                       THESE DISTRIBUTION FEES ARE PAID FROM THE SERIES' ASSETS ON
                        A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE
                        COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING
                        OTHER TYPES OF SALES CHARGES. THE SERVICE FEE FOR CLASS A,
                        CLASS B AND CLASS C SHARES IS .25 OF 1%. THE DISTRIBUTION
                        FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING
                        THE .25 OF 1% SERVICE FEE), FOR CLASS B SHARES IS LIMITED TO
                        .50 OF 1% (INCLUDING THE .25 OF 1% SERVICE FEE), AND IS .75
                        OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST
                        31, 2000, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY
                        AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12B-1) FEES
                        FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF
                        THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C
                        SHARES, RESPECTIVELY.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

-------------------------------------------------------------------------------------
                          SALES CHARGE AS % OF   SALES CHARGE AS % OF      DEALER
   AMOUNT OF PURCHASE        OFFERING PRICE        AMOUNT INVESTED       REALLOWANCE
-------------------------------------------------------------------------------------
  Less than $99,999                      3.00%                  3.09%           3.00%
  $100,000 to $249,999                   2.50%                  2.56%           2.50%
  $250,000 to $499,999                   1.50%                  1.52%           1.50%
  $500,000 to $999,999                   1.00%                  1.01%           1.00%
  $1 million and
   above(1)                               None                   None            None

1                       IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A
                        SHARES, UNLESS YOU QUALIFY TO BUY CLASS Z SHARES.

    To satisfy the purchase amounts above, you can:
     --    Invest with an eligible group of related investors
     -- Buy the Class A shares of two or more Prudential mutual funds at the same time
     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)
     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.

    The Distributor may reallow Class A's sales charge to dealers.

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments
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24  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

Advisory Group relating to:
     -- Mutual Fund "wrap" or asset allocation programs where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or
     -- Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Other investors pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a selected dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales
Charges--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:
     --    Purchase your shares through an account at Prudential Securities
     -- Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or

     --    Purchase your shares through another broker.
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker. The Transfer Agent may require any supporting documents it considers appropriate.

QUALIFYING FOR CLASS Z SHARES
MUTUAL FUND PROGRAMS. Class Z shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
     -- Mutual fund "wrap" or asset allocation programs where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or
     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:

     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,

     -- Current and former Directors/Trustees of the Prudential mutual funds (including the Fund), and

     --    Prudential, with an investment of $10 million or more.
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26  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV with respect to the Series on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

-------------------------------------------------------------------
MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds City ABC bonds in its portfolio and the price of City ABC bonds goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
-------------------------------------------------------------------
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28  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, you want the check sent to someone or some place that is not in our records or you are a business or a trust and you hold shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by
-------------------------------------------------------------------
30  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares)

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares owned in joint tenancy, provided the shares were purchased before the death or disability

     --    On certain sales from a Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charges--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate
-------------------------------------------------------------------
32  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010
    There is no sales charge for such exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI,
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
"Shareholder Investment Account--Exchange Privilege."
    If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging
-------------------------------------------------------------------
34  NEW YORK SERIES                                        [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate financial performance of the Series. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
    Review each chart with the financial statements and report of independent accountants, which appear in the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.
-------------------------------------------------------------------
36  NEW YORK SERIES                                        [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS A SHARES (FISCAL YEAR ENDED 8-31)

-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $12.30         $11.94            $11.77            $11.91            $11.71
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .57            .60               .61(3)            .63(3)            .66(3)
 Net realized and unrealized gain
  (loss) on investment transactions           (.69)           .42               .43              (.09)              .20
 TOTAL FROM INVESTMENT OPERATIONS             (.12)          1.02              1.04               .54               .86
-----------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.57)          (.60)             (.61)             (.63)             (.66)
 Distributions in excess of
  investment income                             --           (.01)               --(1)             --                --
 Distributions from net realized
  gains                                       (.09)          (.05)             (.26)             (.05)               --
 Distributions in excess of capital
  gains                                       (.02)            --                --                --                --
 TOTAL DISTRIBUTIONS                          (.68)          (.66)             (.87)             (.68)             (.66)
 NET ASSET VALUE, END OF YEAR               $11.50         $12.30            $11.94            $11.77            $11.91
 TOTAL RETURN(2)                             (1.07)%         8.71%            9.19%             4.53%             7.70%
-----------------------------------
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)            $175,307       $176,555          $172,471          $168,037          $163,025
 AVERAGE NET ASSETS (000)                 $181,951       $174,485          $173,963          $168,291           $95,024
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                        .84%           .73%              .68%(3)           .68%(3)           .69%(3)
 Expenses, excluding distribution
  fees                                        .64%           .63%              .58%(3)           .58%(3)           .59%(3)
 Net investment income                       4.76%          4.93%             5.15%(3)          5.24%(3)          5.65%(3)
 Portfolio turnover                            11%            33%               43%               92%               57%
-----------------------------------

1    LESS THAN $.005 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS B SHARES (FISCAL YEAR ENDED 8-31)

------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                1999            1998              1997              1996              1995
------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR                $12.30         $11.94            $11.77            $11.91            $11.71
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                .54            .55               .56(3)            .58(3)            .61(3)
 Net realized and unrealized gain (loss)
  on investment transactions                         (.69)           .42               .43              (.09)              .20
 TOTAL FROM INVESTMENT OPERATIONS                    (.15)           .97               .99               .49               .81
------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income                (.54)          (.55)             (.56)             (.58)             (.61)
 Distributions in excess of investment
  income                                               --           (.01)               --(1)             --                --
 Distributions from net realized gains               (.09)          (.05)             (.26)             (.05)               --
 Distributions in excess of capital
  gains                                              (.02)            --                --                --                --
 TOTAL DISTRIBUTIONS                                 (.65)          (.61)             (.82)             (.63)             (.61)
 NET ASSET VALUE, END OF YEAR                      $11.50         $12.30            $11.94            $11.77            $11.91
 TOTAL RETURN(2)                                    (1.37)%         8.28%            8.76%             4.12%             7.27%
--------------------------------
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                       1999            1998              1997              1996              1995
------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
 NET ASSETS, END OF YEAR (000)                    $76,929        $99,823          $112,658          $135,764          $163,013
 AVERAGE NET ASSETS (000)                         $88,626       $104,653          $122,744          $152,656          $230,033
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution fees              1.13%          1.13%             1.08%(3)          1.08%(3)          1.11%(3)
 Expenses, excluding distribution fees               .63%           .63%              .58%(3)           .58%(3)           .61%(3)
 Net investment income                              4.45%          4.53%             4.75%(3)          4.84%(3)          5.30%(3)
 Portfolio turnover                                   11%            33%               43%               92%               57%
--------------------------------

1    LESS THAN $.005 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

-------------------------------------------------------------------
38  NEW YORK SERIES                                        [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS C SHARES (FISCAL YEAR ENDED 8-31)

---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE         1999           1998            1997            1996            1995
---------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR       $12.30         $11.94          $11.77          $11.91          $11.71
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       .51            .52             .53(3)          .55(3)          .58(3)
 Net realized and unrealized gain
  (loss) on investment transactions         (.69)           .42             .43            (.09)            .20
 TOTAL FROM INVESTMENT OPERATIONS           (.18)           .94             .96             .46             .78
---------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                    (.51)          (.52)           (.53)           (.55)           (.58)
 Distributions in excess of
  investment income                           --           (.01)             --(1)           --              --
 Distributions from net realized
  gains                                     (.09)          (.05)           (.26)           (.05)             --
 Distributions in excess of capital
  gains                                     (.02)            --              --              --              --
 TOTAL DISTRIBUTIONS                        (.62)          (.58)           (.79)           (.60)           (.58)
 NET ASSET VALUE, END OF YEAR             $11.50         $12.30          $11.94          $11.77          $11.91
 TOTAL RETURN(2)                           (1.62)%        8.01%           8.49%           3.86%           7.01%
-----------------------------------
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                1999           1998            1997            1996            1995
---------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)            $1,830         $1,279            $780            $876            $529
 AVERAGE NET ASSETS (000)                 $1,566           $969            $798            $659            $325
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                     1.39%          1.38%           1.33%(3)        1.33%(3)        1.36%(3)
 Expenses, excluding distribution
  fees                                      .64%           .63%            .58%(3)         .58%(3)         .61%(3)
 Net investment income                     4.23%          4.28%           4.50%(3)        4.59%(3)        5.05%(3)
 Portfolio turnover                          11%            33%             43%             92%             57%
-----------------------------------

1    LESS THAN $.005 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS Z SHARES
The financial highlights for the two years ended August 31, 1999 and for the period from December 6, 1996 through August 31, 1997 were audited by PricewaterhouseCoopers LLP, independent accountants.

CLASS Z SHARES (FISCAL YEAR ENDED 8-31)

-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE           1999             1998          1997(1)
-----------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                      $12.31           $11.95        $12.09
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           .60              .62           .46(4)
 Net realized and unrealized gain
  on investment transactions                    (.69)             .42           .12
 TOTAL FROM INVESTMENT OPERATIONS               (.09)            1.04           .58
-----------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                        (.60)            (.62)         (.46)
 Distributions in excess of
  investment income                               --             (.01)           --(5)
 Distributions from net investment
  income                                        (.09)            (.05)         (.26)
 Distributions in excess of capital
  gains                                         (.02)              --            --
 TOTAL DISTRIBUTIONS                            (.71)            (.68)         (.72)
 NET ASSET VALUE, END OF PERIOD               $11.51           $12.31        $11.95
 TOTAL RETURN(2)                                (.87)%           8.81%        5.02%
-----------------------------------
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                  1999             1998            1997
-----------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF PERIOD (000)                $464             $497           $28
 AVERAGE NET ASSETS (000)                       $496             $116           $11
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                          .63%             .63%          .58%(3),(4)
 Expenses, excluding distribution
  fees                                          .63%             .63%          .58%(3),(4)
 Net investment income                         4.96%            5.03%         5.25%(3),(4)
 Portfolio turnover                              11%              33%           43%
-----------------------------------

1 INFORMATION SHOWN IS FOR THE PERIOD 12-6-96 (WHEN CLASS Z SHARES WERE FIRST OFFERED) THROUGH 8-31-97.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL RETURN FOR PERIODS OF LESS THAN A FULL YEAR IS NOT ANNUALIZED.
3    ANNUALIZED.
4    NET OF MANAGEMENT FEE WAIVER.
5    LESS THAN $.005 PER SHARE.

-------------------------------------------------------------------
40  NEW YORK SERIES                                        [ICON] (800) 225-1852

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND

GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------
42  NEW YORK SERIES                                        [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND
INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

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44  NEW YORK SERIES                                        [ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.
    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable
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A-2  NEW YORK SERIES                                       [ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated obligations only in small degree.
    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.
    D: Debt rated D is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating, while notes maturing beyond three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal an interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designations indicates speculative capacity to pay principal and interest.
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A-4  NEW YORK SERIES                                       [ICON] (800) 225-1852

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A-6  NEW YORK SERIES                                       [ICON] (800) 225-1852

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A-8  NEW YORK SERIES                                       [ICON] (800) 225-1852

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FOR MORE INFORMATION:
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Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:
PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)
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Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769
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Visit Prudential's Web Site At:
http://www.prudential.com
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Additional information about the Series can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)
SEMI-ANNUAL REPORT
You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
By Electronic Request:
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)
In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call
  (202)942-8090.)
Via the Internet:
on the EDGAR Database at
http://www.sec.gov
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           CUSIP        Quotron
           Numbers:     Symbols:
  Class
A:         74435M-74-7  PMNYX
  Class
B:         74435M-75-4  PBNYX
  Class
C:         74435M-52-3  --
  Class
Z:         74435M-44-0  --

Investment Company Act File No:

811-4023

MF122A                                         [LOGO] Printed on Recycled Paper

FUND TYPE:
-------------------------------------
Money market

INVESTMENT OBJECTIVE:
-------------------------------------
The highest level of current income that is exempt from New York State, New York City and federal income taxes, consistent with liquidity and the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL SERIES FUND

---------------------------------------------------------------
NEW YORK MONEY MARKET SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

5       HOW THE SERIES INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
8       Investment Risks

12      HOW THE SERIES IS MANAGED
12      Board of Trustees
12      Manager
12      Investment Adviser
13      Distributor
13      Year 2000 Readiness Disclosure

14      SERIES DISTRIBUTIONS AND TAX ISSUES
14      Distributions
15      Tax Issues

16      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
16      How to Buy Shares
22      How to Sell Your Shares
25      How to Exchange Your Shares
26      Telephone Redemptions or Exchanges

27      FINANCIAL HIGHLIGHTS

28      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)

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NEW YORK MONEY MARKET SERIES                  [ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the NEW YORK MONEY MARKET SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAXES consistent with liquidity and the preservation of capital. This means we invest primarily in short-term New York state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as short-term obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "New York obligations"). The Series invests in New York obligations which are high-quality money market instruments with remaining maturities of 13 months or less. In pursuing our objective, we normally invest so that at least 80% of the income from the Series' investments will be exempt from New York State, New York City and federal income taxes or the Series will invest at least 80% of its total assets in New York obligations. The Series may invest in municipal bonds the interest and/ or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or

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MONEY MARKET FUNDS
Money market funds--which hold high-quality short-term debt obligations-- provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.
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RISK/RETURN SUMMARY
------------------------------------------------

fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Municipal bonds may also be subject to the risk that the borrower may not set aside funds to make the bond payments.
    Because the Series will concentrate its investments in New York obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of New York obligations than a municipal money market fund that is not as geographically concentrated. By way of illustration, although New York has a relatively diversified economy, New York's economy has concentrations in the investment banking, securities brokerage and financial services industries. The Series, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in New York obligations. For more information on the risks of investing in New York obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    Although investments in mutual funds involve risk, investing in money market portfolios like the Series is generally less risky than investments in other types of funds. This is because the Series invests only in high-quality securities with remaining maturities of 13 months or less and limits the average maturity of the portfolio to 90 days or less. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.
    For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The tables provide additional performance information for the periods indicated. The bar chart and tables below demonstrate the risk of investing in the Series and how returns can change from year to year. The Average Annual Returns table
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2  NEW YORK MONEY MARKET SERIES                            [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

also compares the Series' performance to the performance of a tax-free money market index. Past performance does not mean that the Series will achieve similar results in the future. For current yield information, you can call us at
(800) 225-1852.

ANNUAL RETURNS(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                  5.33%
1990                                  5.07%
1991                                  3.90%
1992                                  2.37%
1993                                  1.65%
1994                                  2.14%
1995                                  3.23%
1996                                  2.76%
1997                                  2.97%
1998                                  2.80%
BEST QUARTER:   1.32% (4th quarter of 1989)
WORST QUARTER:   .37% (1st quarter of 1993)

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

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                              1 YR         5 YRS         10 YRS          SINCE INCEPTION
--------------------------------------------------------------------------------------------
  Series shares               2.79%         2.79%         3.22%        3.51% (since 4-30-85)
  IBC Average(2)              2.83%         2.65%         3.39%        3.52% (since 4-30-85)

YIELD(1) (AS OF 12-31-98)

  7-Day yield of the Series                                        2.80%
  7-Day tax-equivalent yield of the Series                         4.98%

1                       THE SERIES' RETURNS AND YIELD ARE AFTER DEDUCTION OF
                        EXPENSES. TAX-EQUIVALENT YIELD IS CALCULATED BASED ON A
                        FEDERAL TAX RATE OF 39.6% AND THE APPLICABLE STATE INCOME
                        TAX RATE.
2                       THE IBC AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL
                        MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS
                        FINANCIAL DATA TAX-FREE STATE-SPECIFIC MONEY FUND (NEW YORK)
                        CATEGORY.

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RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Series.

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load) imposed on purchases (as a
   percentage of offering price)                                None
  Maximum deferred sales charge (load) (as a percentage of
   the lower of original purchase price or sale proceeds)       None
  Maximum sales charge (load) imposed on reinvested
   dividends and other distributions                            None
  Redemption fees                                               None
  Exchange fee                                                  None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

  Management fees                                             .500%
  + Distribution (12b-1) and service fees                     .125%
  + Other expenses                                             .07%
  = TOTAL ANNUAL SERIES OPERATING EXPENSES                     .70%

(1)                     YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.

EXAMPLE
This example will help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                                        1 YR       3 YRS       5 YRS       10 YRS
--------------------------------------------------------------------------------------------------
  Series shares                                            $72        $224        $390        $871

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4  NEW YORK MONEY MARKET SERIES                            [ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAXES consistent with liquidity and the preservation of capital. While we make every effort to achieve our objective, we can't guarantee success.
    The Series invests in high-quality money market instruments to try to provide investors with current tax-free income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. To date, the Series' net asset value has never deviated from $1 per share.
In pursuing the Series' objective, we invest primarily in short-term NEW YORK OBLIGATIONS, including New York state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New York State, New York City and federal income taxes. We normally invest so that at least 80% of the income from the Series' investments will be exempt from those taxes or the Series will invest at least 80% of its total assets in New York obligations. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    The obligations that we purchase must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), such as Moody's Investors Service, Inc. (rated at least Aa, MIG-2 or Prime-2) or Standard & Poor's Rating Group (rated at least AA, SP-2 or A-2) or, if unrated, of comparable quality. We may also invest in insured municipal bonds. A rating is an assessment of

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States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
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HOW THE SERIES INVESTS
------------------------------------------------

the likelihood of timely repayment of interest and principal (with respect to a municipal bond) or payment of claims (with respect to an insurer of a municipal bond) and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because of our expectation that we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.
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6  NEW YORK MONEY MARKET SERIES                            [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS AND VARIABLE RATE BONDS
The Series may invest in floating rate bonds and variable rate bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to demand payment of the bond on short notice for an amount that may be more or less than the amount paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.
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HOW THE SERIES INVESTS
------------------------------------------------

REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or short-term investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
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8  NEW YORK MONEY MARKET SERIES                            [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  PROVIDE AT LEAST 80% OF       bonds may lose value           respect to certain
  SERIES' INCOME OR             because of political,          bonds, such as
  COMPRISE AT LEAST 80% OF      economic or other              private activity
  ITS TOTAL ASSETS              events affecting               bonds, which are
                                issuers of New York            subject to the
                                obligations                    federal alternative
                            -- Credit risk--the risk           minimum tax (AMT)
                                that the borrower
                                can't pay back the
                                money borrowed or
                                make interest
                                payments
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
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HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
------------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
------------------------------------------------------------------------------------

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10  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 10% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
------------------------------------------------------------------------------------

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HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential mutual funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group is organized into teams that specialize in different market sectors. The Fixed Income Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom-up security selection within those guidelines. The Money Market Sector Team, headed by Joseph Tully, is responsible for overseeing the day-to-day management of the Series.
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12  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Series' shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and result in a decline in the value of the securities held by the Series.
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and any REALIZED NET CAPITAL GAINS to shareholders. Dividends generally will be exempt from federal, New York State and New York City income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in New York obligations. In addition to being exempt from federal taxes, Series' dividends are EXEMPT FROM NEW YORK STATE AND NEW YORK CITY INCOME TAXES FOR NEW YORK RESIDENTS if the dividends are excluded from federal income taxes and are derived from interest payments on New York obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
    Although the Series is not likely to realize capital gains because of the types of securities we purchase, any REALIZED NET CAPITAL GAINS will be paid
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14  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

to shareholders (typically once a year). Capital gains are generated when the Series sells assets for a profit.
    For your convenience, Series distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Series--How To Buy Shares" at Step 3: Additional Shareholder Services.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to back-up withholding, we generally withhold and pay to the U.S. Treasury 31% of your distributions and gross sale proceeds. Dividends of net investment income and short-term capital gains paid to a NONRESIDENT FOREIGN SHAREHOLDER generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call PRUDENTIAL MUTUAL FUND SERVICES LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.
    Except as noted below, the minimum initial investment for Series shares is $1,000 and the minimum subsequent investment is $100. All minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.

PURCHASES THROUGH PRUDENTIAL SECURITIES
Purchases of shares of the Series through Prudential Securities are made through automatic investment procedures (the Autosweep program). You cannot purchase shares through Prudential Securities other than through the Autosweep program, except as specifically provided (that is, you cannot make a manual purchase).
    The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities Financial Advisor. The following discussion assumes that you have selected the Series as your primary money sweep fund.
    For individual retirement accounts (IRAs) and benefit plans in the Autosweep program, all credit balances (that is, immediately available
-------------------------------------------------------------------
16  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities will arrange for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.
    For accounts other than IRAs and benefit plans, shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling $1,000 or more, the available cash will be invested in the Series on the settlement date

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    Purchases through the Autosweep program are subject to a minimum initial investment of $1,000, which is waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors. You will begin earning dividends on your shares purchased through the Autosweep program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m. New York time on the business day following the existence of the credit balance, which is the second business day after the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Your investment in the Series will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.
    The charges and expenses of the Autosweep program are not reflected in the Fees and Expenses tables. For information about participating in the Autosweep program, you should contact your Prudential Securities Financial Advisor.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

PURCHASES THROUGH THE PRUDENTIAL ADVANTAGE ACCOUNT PROGRAM
The Prudential Advantage Account Program (the Advantage Account Program) is a financial services program available to clients of Pruco Securities Corporation (Pruco) and provides for an automatic investment procedure similar to the Autosweep program. The Advantage Account Program consists of two types of accounts: the Investor Account and the Advantage Account, which offers additional services, such as a debit card and check writing.
    The Advantage Account Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Pruco representative or the Advantage Service Center. The following discussion assumes that you have selected the Series as your primary money sweep fund.
    With the Advantage Account as well as the Investor Account for benefit plans and individual retirement accounts (IRAs), all credit balances (that is, immediately available funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities (Pruco's clearing broker) arranges for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.
    If you have an Investor Account (non-IRAs), shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series with all cash balances of $1.00 or more. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling more than $1,000, all cash balances of $1.00 or more will be invested in the Series on the business day following the settlement date
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18  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    You will begin earning dividends on your shares purchased through the Advantage Account Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m. New York time on the business day following the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Purchases of, withdrawals from and dividends from the Series will be shown on your Advantage Account or Investor Account statement.
    The charges and expenses of the Advantage Account Program are not reflected in the Fees and Expenses tables. For information about participating in the Advantage Account Program, you should call (800) 235-7637.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM
Class A shares of the Series are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND-SM-Account Program (the COMMAND Program), which is available through Prudential Securities, or the Prudential BusinessEdge-SM- Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco. These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Series. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Series shares must be made through your Prudential Securities Financial Advisor or your Pruco broker, as applicable.

MANUAL PURCHASES
You may make a manual purchase (that is, a non-money market sweep purchase) of Series shares in either of the following situations:

     -- You do not participate in a money market sweep program (E.G., the Autosweep program or the Advantage Account Program), or

     -- You participate in a money market sweep program, but the Series is not designated as your primary money market sweep fund
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The minimum initial investment for a manual purchase for shares of the Series is $1,000 and the minimum subsequent investment is $100, except that all minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.
    If you make a manual purchase through Prudential Securities, Prudential Securities will place your order for shares of the Series on the business day after the purchase order is received for settlement that day, which is the second business day after receipt of the purchase order by Prudential Securities. Prudential Securities may use and retain the benefit of credit balances in a client's brokerage account until monies are delivered to the Series (Prudential Securities delivers federal funds on the business day after settlement).
    If you make a manual purchase through the Fund's Distributor, through your broker or dealer (other than Prudential Securities) or directly from the Fund, shares will be purchased at the net asset value next determined after receipt of your order and payment in proper form. When your payment is received by 4:30 p.m., New York time, shares will be purchased that day and you will begin to earn dividends on the following business day. If you purchase shares through a broker or dealer, your broker or dealer will forward your order and payment to the Fund. You should contact your broker or dealer for information about services that they may provide, including an automatic sweep feature. Transactions in Series shares may be subject to postage and other charges imposed by your broker or dealer. Any such charge is retained by your broker or dealer and is not sent to the Fund.

STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the Series. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per
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20  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
share at all times. Your broker may charge you a separate or additional fee for purchases of shares.
    We determine the NAV of our shares once each business day at 4:30 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Series' portfolio do not affect the NAV.

STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series at any time, subject to certain restrictions.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    When you sell shares of the Series--also known as REDEEMING shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:30 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay payment of your proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES. There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, if you want the check sent to someone or some place that is not in our records, or you are a business or a trust, and if you hold your shares directly with the Transfer Agent, you may have to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

REDEMPTION IN KIND. If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the
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22  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR AUTOSWEEP. If you participate in the Autosweep program, your Series shares may be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

AUTOMATIC REDEMPTION FOR THE ADVANTAGE ACCOUNT. If you participate in the Advantage Account Program, your Series shares may be automatically redeemed to cover any deficit in your securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your securities account or the deficit in your securities account. A deficit in your Advantage Account may result from activity arising under the program, such as debit balances incurred by the use of the Visa-Registered Trademark- Account, including Visa purchases, cash advances and Visa
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
Account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, your Series shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa-Registered Trademark- Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa-Registered Trademark- Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Pruco, as applicable, which has advanced monies to satisfy deficits in your account.
    Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Series shares by submitting a written request to your Prudential Securities Financial Advisor or Pruco broker, as applicable. You should not send a manual redemption request to the Fund.
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24  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
If you do, we will forward the request to Prudential Securities or Pruco, as appropriate, which could delay your requested redemption.
    The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Series shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.
    Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Pruco, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Series held in the account will be redeemed.

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Series shares for Class B, Class C or Class Z shares, except that shares purchased prior to January 22, 1990 that are subject to a contingent deferred sales charge can be exchanged for Class B shares.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    When you exchange shares of the Series for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

FREQUENT TRADING
Frequent trading of Series shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When in our opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
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26  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate the Series' financial performance. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for shares of the Series for the periods indicated.
    Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge.
    The financial highlights for the three fiscal years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

SERIES SHARES (FISCAL YEAR ENDED 8-31)

-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE         1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  YEAR                                      $1.00           $1.00           $1.00           $1.00           $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income and net
  realized gains                              .02             .03             .03             .03             .03
 Dividends and distributions to
  shareholders                               (.02)           (.03)           (.03)           (.03)           (.03)
 NET ASSET VALUE, END OF YEAR               $1.00           $1.00           $1.00           $1.00           $1.00
 TOTAL RETURN(1)                            2.48%           2.94%           2.91%           2.97%           3.06%
---------------------------------
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------
----------------------------------
 NET ASSETS, END OF YEAR (000)           $355,556        $412,352        $358,291        $349,470        $324,698
 AVERAGE NET ASSETS (000)                $375,650        $373,494        $326,092        $336,427        $292,763
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fee                                        .70%            .69%            .71%            .72%            .73%
 Expenses, excluding distribution
  fee                                        .57%            .57%            .58%            .60%            .61%
 Net investment income                      2.46%           2.90%           2.87%           2.91%           3.02%
---------------------------------

1                       TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER
                        DISTRIBUTIONS. IT IS CALCULATED ASSUMING SHARES ARE
                        PURCHASED ON THE FIRST DAY AND SOLD ON THE LAST DAY OF EACH
                        PERIOD REPORTED.

--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------
28  NEW YORK MONEY MARKET SERIES                           [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND
INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
(incorporated by reference into this prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
By Electronic Request
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call 1(800) SEC-0330)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

--------------------------------
CUSIP Number: 74435M-72-1

Quotron Symbol: PBNXX
Investment Company Act File No:

811-4023

MF127A                                         M Printed on Recycled Paper

TYPE OF FUND:
-------------------------------------
Municipal bond

INVESTMENT OBJECTIVE:
-------------------------------------
Maximize current income that is exempt from North
Carolina state and federal income taxes consistent with the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL
SERIES FUND

---------------------------------------------------------------
NORTH CAROLINA SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares, nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
3       Evaluating Performance
4       Fees and Expenses

6       HOW THE SERIES INVESTS
6       Investment Objective and Policies
8       Other Investments and Strategies
10      Investment Risks

15      HOW THE SERIES IS MANAGED
15      Board of Trustees
15      Manager
15      Investment Adviser
17      Distributor
17      Year 2000 Readiness Disclosure

19      SERIES DISTRIBUTIONS AND TAX ISSUES
19      Distributions
20      Tax Issues
21      If You Sell or Exchange Your Shares

22      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
22      How to Buy Shares
29      How to Sell Your Shares
32      How to Exchange Your Shares
33      Telephone Redemptions or Exchanges

35      FINANCIAL HIGHLIGHTS
36      Class A Shares
37      Class B Shares
38      Class C Shares

40      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     APPENDIX A: DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)

-------------------------------------------------------------------
NORTH CAROLINA SERIES                         [ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the NORTH CAROLINA SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NORTH CAROLINA STATE AND FEDERAL INCOME TAXES, consistent with the PRESERVATION OF CAPITAL. This means we invest primarily in North Carolina state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "North Carolina obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.
    In pursuing our objective, we normally invest so that at least 80% of the income from the Series' investments will be exempt from North Carolina state and federal income taxes or the Series will invest at least 80% of its total assets in North Carolina obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH YIELD DEBT OBLIGATIONS, commonly known as "JUNK BONDS." The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.
    While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer. Bonds with
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. The Series invests in non-investment grade securities--also known as "junk bonds"--which have a higher risk of default and tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, pay as well as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.
    Municipal bonds may be subject to the risk that the borrower may not set aside funds to make the bond or lease payments.
    Because the Series will concentrate its investments in North Carolina obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of North Carolina obligations than a municipal bond fund that is not as geographically concentrated. By way of illustration, North Carolina has concentrations in the manufacturing and agricultural (including tobacco) industries. The Series, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in North Carolina obligations. For more information on the risks of investing in North Carolina obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.
-------------------------------------------------------------------
2  NORTH CAROLINA SERIES                                   [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with a bond index and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.

ANNUAL RETURNS*--(CLASS B SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                           8.49%
1990                                           5.10%
1991                                          10.84%
1992                                           8.49%
1993                                          11.30%
1994                                          -6.88%
1995                                          16.55%
1996                                           1.94%
1997                                           8.43%
1998                                           5.47%
BEST QUARTER: 6.99% (1st quarter of 1995)
WORST QUARTER: (6.02)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE MANAGEMENT FEE WAIVER, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE TOTAL RETURN OF THE CLASS B SHARES FROM 1-1-99 TO 9-30-99 WAS (3.35)%.

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

--------------------------------------------------------------------------------------------
                              1 YR         5 YRS         10 YRS          SINCE INCEPTION
--------------------------------------------------------------------------------------------
  Class A shares              2.71%         4.61%           N/A        6.79%  (since 1-22-90)
  Class B shares              0.47%         4.66%         6.81%        7.36%  (since 2-13-85)
  Class C shares              3.15%           N/A           N/A        5.91%  (since  8-1-94)
  Muni Bond Index(2)          6.48%         6.22%         8.22%       **(2)
  Lipper Average(3)           5.55%         5.13%         7.18%       **(3)

1                       THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND
                        EXPENSES.
2                       THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (MUNI BOND INDEX)
                        IS AN UNMANAGED INDEX OF OVER 21,000 MUNICIPAL BONDS WHICH
                        ARE GENERALLY REPRESENTATIVE OF THE LONG-TERM INVESTMENT
                        GRADE MUNICIPAL BOND MARKET. THESE RETURNS DO NOT INCLUDE
                        THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE
                        LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE MUNI
                        BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS ARE
                        8.07% FOR CLASS A, 9.04% FOR CLASS B AND 7.73% FOR CLASS C
                        SHARES. SOURCE: LEHMAN BROS.
3                       THE LIPPER NORTH CAROLINA MUNICIPAL DEBT FUNDS CATEGORY IS
                        BASED ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THIS
                        CATEGORY AND DOES NOT INCLUDE THE EFFECT OF ANY SALES
                        CHARGES. AGAIN, THESE RETURNS WOULD BE LOWER IF THEY
                        INCLUDED THE EFFECT OF SALES CHARGES. THE LIPPER RETURNS
                        SINCE THE INCEPTION OF EACH CLASS ARE 7.13% FOR CLASS A,
                        8.01% FOR CLASS B AND 6.91% FOR CLASS C SHARES. SOURCE:
                        LIPPER, INC.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each share class of the Series--Class A, B, and C. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

---------------------------------------------------------------------------------------
                                                         CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as
   a percentage of offering price)
                                                              3%       None         1%
  Maximum deferred sales charge (load) (as a percentage
   of the lower of original purchase price or sale
   proceeds)                                                None         5%(2)      1%(3)
  Maximum sales charge (load) imposed on reinvested
   dividends and other distributions                        None       None       None
  Redemption fees                                           None       None       None
  Exchange fee                                              None       None       None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

---------------------------------------------------------------------------------------
                                                         CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------
  Management fees                                           .50%       .50%       .50%
  + Distribution (12b-1) and service fees(4)                .30%(4)    .50%      1.00%(4)
  + Other expenses                                          .33%       .33%       .33%
  = Total annual Series operating expenses(4)              1.13%      1.33%      1.83%
  - Fee waiver or expense reimbursement(4)                  .05%       None       .25%
  = NET ANNUAL SERIES OPERATING EXPENSES                   1.08%      1.33%      1.58%

1                       YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.
2                       THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B
                        SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH
                        YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO
                        CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
3                       THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN
                        18 MONTHS OF PURCHASE.
4                       FOR THE FISCAL YEAR ENDING AUGUST 31, 2000, THE DISTRIBUTOR
                        OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS
                        DISTRIBUTION AND SERVICE FEES FOR CLASS A AND CLASS C SHARES
                        TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS
                        OF THE CLASS A AND CLASS C SHARES, RESPECTIVELY.

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4  NORTH CAROLINA SERIES                                   [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------
                                                   1 YR       3 YRS       5 YRS       10 YRS
---------------------------------------------------------------------------------------------
  Class A shares                                     $407        $644        $899      $1,629
  Class B shares                                     $635        $721        $829      $1,521
  Class C shares                                     $359        $646      $1,057      $2,206

You would pay the following expenses on the same investment if you did not sell your shares:

-----------------------------------------------------------------------------------------------
                                                     1 YR       3 YRS       5 YRS       10 YRS
-----------------------------------------------------------------------------------------------
  Class A shares                                       $407        $644        $899      $1,629
  Class B shares                                       $135        $421        $729      $1,521
  Class C shares                                       $259        $646      $1,057      $2,206

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NORTH CAROLINA STATE AND FEDERAL INCOME TAXES consistent with the PRESERVATION OF CAPITAL. In conjunction with its investment objective, the Series may invest in debt securities with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in NORTH CAROLINA OBLIGATIONS, including North Carolina state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from North Carolina state and federal income taxes. We normally invest so that at least 80% of the income from the Series' investments will be exempt from those taxes or the Series will have at least 80% of its total assets invested in North Carolina obligations. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    We normally invest at least 70% of the Series' assets in "investment grade" obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in insured municipal bonds. However, we may invest up to 30% of the Series' assets in HIGH YIELD OBLIGATIONS ("JUNK BONDS"). A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond)

-------------------------------------------------------------------
States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
-------------------------------------------------------------------
-------------------------------------------------------------------
6  NORTH CAROLINA SERIES                                   [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    During the year ended August 31, 1999, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total assets, were as follows:

---------------------------------------------------------------------------------
                                                                 PERCENTAGES OF
RATINGS                                                        TOTAL INVESTMENTS
---------------------------------------------------------------------------------
  AAA/Aaa                                                                  54.67%
  AA/Aa                                                                    14.98%
  A/A                                                                      13.97%
  BBB/Baa                                                                  14.24%
  Unrated
    AAA/Aaa                                                                  .79%
    B/B                                                                      .97%

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in MUNICIPAL LEASE OBLIGATIONS. The interest and principal on municipal lease obligations are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS AND
SECONDARY INVERSE FLOATERS
The Series may invest in floating rate bonds, variable rate bonds, inverse floaters and secondary inverse floaters. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to demand payment of the bond on short notice for an amount that may be more or less than the amount paid. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction
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8  NORTH CAROLINA SERIES                                   [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate or another security or the value of an index.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.

REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

DERIVATIVE STRATEGIES
We may use various derivative strategies to try to improve the Series' returns or protect its assets, although we cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Series will not lose money. Derivatives--such as FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES AND INTEREST RATE SWAPS--involve costs and can be volatile. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities or, in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium. An interest rate swap is a transaction in which the Series and another party "trade" income streams. The swap is done to preserve a
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HOW THE SERIES INVESTS
------------------------------------------------

return or spread on a particular investment or portion of the Series or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.
    With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, currency, interest rate or some other benchmark, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. Any derivatives we may use may not match the Series' underlying holdings. For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks--Hedging Strategies."

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
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10  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  PROVIDE AT LEAST 80% OF       bonds may lose value           respect to certain
  SERIES' INCOME OR             because of political,          bonds, such as
  COMPRISE AT LEAST 80% OF      economic or other              private activity
  ITS TOTAL ASSETS              events affecting               bonds, which are
                                issuers of North               subject to the
                                Carolina obligations           federal alternative
                            -- Credit risk--the risk           minimum tax (AMT)
                                that the borrower          -- If interest rates
                                can't pay back the              decline, long-term
                                money borrowed or              yields should be
                                make interest                  higher than money
                                payments (lower for            market yields
                                insured and
                                higher-rated bonds)
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
------------------------------------------------------------------------------------

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HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  HIGH-YIELD DEBT           -- Higher market risk          -- May offer higher
  OBLIGATIONS                    than higher-grade             interest income than
  (JUNK BONDS)                  municipal bonds                higher-grade bonds
                            -- Higher credit risk
  UP TO 30%                      than higher-grade
                                municipal bonds (more
                                sensitive to economic
                                downturns)
                            -- Certain high-yield
                                bonds may be more
                                illiquid (harder to
                                value and sell), in
                                which case valuation
                                would depend more on
                                investment adviser's
                                judgment than is
                                generally the case
                                with higher-grade
                                bonds
                            -- Tax risk
------------------------------------------------------------------------------------
  MUNICIPAL LEASE           -- Concentration risk          -- Tax-exempt interest
  OBLIGATIONS               -- Credit risk                     income, except with
                            -- Market risk                     respect to certain
  PERCENTAGE VARIES         -- Illiquidity risk                bonds, such as
                            -- Nonappropriation risk           private activity
                            -- Tax risk                        bonds, which are
                                                               subject to the AMT
                                                           -- If interest rates
                                                                decline, long-term
                                                               yields should be
                                                               higher than money
                                                               market yields
------------------------------------------------------------------------------------

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12  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
------------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
------------------------------------------------------------------------------------
  INVERSE FLOATERS/         -- High market risk--risk      -- Income generally will
  SECONDARY INVERSE             that inverse floaters          increase when
  FLOATERS                      will fluctuate in              interest rates
                                value more                     decrease
  PERCENTAGE VARIES             dramatically than
                                other debt securities
                                when interest rates
                                change
                            -- Credit risk
                            -- Illiquidity risk
                            -- Secondary inverse
                                floaters are subject
                                to additional risks
                                of municipal
                                asset-backed
                                securities
------------------------------------------------------------------------------------

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HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  DERIVATIVES               -- Derivatives such as         -- The Series could make
                                futures and options            money and protect
  PERCENTAGE VARIES             may not fully offset           against losses if the
                                the underlying                 investment analysis
                                positions and this             proves correct
                                could result in            -- One way to manage the
                                losses to the Series           Series' risk/return
                                that would not have            balance is to lock in
                                otherwise occurred             the value of an
                            -- Derivatives used for            investment ahead of
                                 risk management may           time
                                not have the intended      -- Derivatives that
                                effects and may                 involve leverage
                                result in losses or            could generate
                                missed opportunities           substantial gains or
                            -- The other party to a            low costs
                                derivatives contract
                                could default
                            -- Derivatives that
                                 involve leverage
                                (borrowing for
                                investment) could
                                magnify losses
                            -- Certain types of
                                derivatives involve
                                costs to the Series
                                which can reduce
                                returns
------------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 15% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
------------------------------------------------------------------------------------

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14  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50 of 1% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.
    Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998,
--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------

he was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading, and corporate bond investing.
    Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to this appointment in 1999, he was senior managing director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.
    The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.
    The Municipal Bond Team, headed by Evan Lamp, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.
    The following are the fixed income sector teams and the corresponding team leaders: (Assets under management are as of October 31, 1999.)

                             MUNICIPAL BONDS

ASSETS UNDER MANAGEMENT: $5.6 billion.

TEAM LEADER: Evan Lamp. GENERAL INVESTMENT EXPERIENCE: 7 years.

PORTFOLIO MANAGERS: 5. AVERAGE GENERAL INVESTMENT EXPERIENCE: 10 years, which includes team members with significant mutual fund experience.
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16  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

SECTOR: City, state and local government securities.

INVESTMENT APPROACH: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

                             MONEY MARKETS

ASSETS UNDER MANAGEMENT: $41.1 billion.

TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years

PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

SECTOR: High-quality short-term securities, including both taxable and tax-exempt instruments.

INVESTMENT APPROACH: Focus is on safety of principal, liquidity and controlled risk.

DISTRIBUTOR
Prudential Investment Management Service LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, and C shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account
--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------

services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and could result in a decline in the value of the securities held by the Series.
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18  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series pays DIVIDENDS of net investment income monthly, and distributes LONG-TERM CAPITAL GAINS, if any, at least annually. Dividends generally will be exempt from federal and North Carolina state income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in North Carolina obligations. In addition to being exempt from federal taxes, Series' dividends are EXEMPT FROM NORTH CAROLINA INDIVIDUAL, TRUST AND ESTATE INCOME TAXES FOR NORTH CAROLINA RESIDENTS if the dividends are excluded from federal income taxes and are derived from interest payments on North Carolina obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders (typically once a year). Long-term capital gains are generated when the Series sells assets that it held for more than 12 months, for a profit. For an individual, the maximum long-term capital gains rate is 20% for federal income tax purposes.
    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid to you on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do so, or are otherwise subject to backup withholding, we generally withhold and pay to the U.S. Treasury 31% of your taxable distributions and gross sale proceeds. If you are subject to backup withholding, we will withhold and pay to the Treasury 31% of your distributions.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Series just before the record date (the date that determines who receives the dividend), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because
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20  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout although this may not be apparent because the value of each share of the Series will also be affected by the market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax. The amount of tax you pay depends on whether you hold your shares for more than one year. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
RECEIPTS FROM SALE  $        -->        +$  CAPITAL GAIN
                                            (taxes owed)

                                            OR

RECEIPTS FROM SALE  $        -->        -$  CAPITAL LOSS
                                            (offset against gain)

[GRAPH]

    Any gain or loss you may have from selling or exchanging Series shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, and Class C shares of the Series.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment

     -- The length of time you expect to hold the shares and the impact of varying distribution fees
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22  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

     --    The different sales charges that apply to each share class--
           Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC

     --    Whether you qualify for any reduction or waiver of sales charges

     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.
    See "How to Sell Your Shares" for a description of the impact of CDSCs.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

----------------------------------------------------------------------------------------
                                           CLASS A           CLASS B          CLASS C
----------------------------------------------------------------------------------------
  Minimum purchase                       $1,000          $1,000             $2,500
    amount(1)
  Minimum amount for                     $100            $100               $100
    subsequent purchases(1)
  Maximum initial                        3% of the       None               1% of the
    sales charge                         public                             public
                                         offering                           offering
                                         price                              price
  Contingent Deferred                    None            If sold during:    1% on sales
    Sales Charge (CDSC)(2)                               Year 1    5%       made within
                                                         Year 2    4%       18 months of
                                                         Year 3    3%       purchase(2)
                                                         Year 4    2%
                                                         Years 5/6 1%
                                                         Year 7    0%
  Annual distribution                    .30 of 1%       .50 of 1%          1% (.75 of
    and service (12b-1)                  (.25 of 1%                         1%
    fees (shown as                       currently)                         currently)
    a percentage of
    average net
    assets)(3)

1                       THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN
                        RETIREMENT AND EMPLOYEE SAVINGS PLANS AND CUSTODIAL ACCOUNTS
                        FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT
                        FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS
                        $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL
                        SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
2                       FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS
                        CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT
                        DEFERRED SALES CHARGES (CDSC)." CLASS C SHARES BOUGHT BEFORE
                        NOVEMBER 2, 1998 HAVE A 1% CDSC IF SOLD WITHIN ONE YEAR.
3                       THESE DISTRIBUTION FEES ARE PAID FROM THE SERIES' ASSETS ON
                        A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE
                        COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING
                        OTHER TYPES OF SALES CHARGES. THE SERVICE FEE FOR CLASS A,
                        CLASS B AND CLASS C SHARES IS .25 OF 1%. THE DISTRIBUTION
                        FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING
                        THE .25 OF 1% SERVICE FEE), FOR CLASS B SHARES IS LIMITED TO
                        .50 OF 1% (INCLUDING THE .25 OF 1% SERVICE FEE), AND IS .75
                        OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST
                        31, 2000, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY
                        AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES
                        FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF
                        THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C
                        SHARES, RESPECTIVELY.

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HOW TO BUY, SELL AND
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REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

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                          SALES CHARGE AS % OF   SALES CHARGE AS % OF      DEALER
   AMOUNT OF PURCHASE        OFFERING PRICE        AMOUNT INVESTED       REALLOWANCE
-------------------------------------------------------------------------------------
  Less than $99,999                      3.00%                  3.09%           3.00%
  $100,000 to $249,999                   2.50%                  2.56%           2.50%
  $250,000 to $499,999                   1.50%                  1.52%           1.50%
  $500,000 to $999,999                   1.00%                  1.01%           1.00%
  $1 million and
   above(1)                               None                   None            None

1                       IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A
                        SHARES.

    To satisfy the purchase amounts above, you can:

     --    Invest with an eligible group of related investors

     -- Buy the Class A shares of two or more Prudential mutual funds at the same time

     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)

     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.

    The Distributor may reallow Class A's sales charge to dealers.

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments
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24  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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Advisory Group relating to:

     -- Mutual Fund "wrap" or asset allocation programs where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or

     -- Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Other investors pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a selected dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales
Charges--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:

     --    Purchase your shares through an account at Prudential Securities

     -- Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or

     --    Purchase your shares through another broker.
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HOW TO BUY, SELL AND
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    The waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker. The Transfer Agent may require any supporting documents it considers appropriate.

    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
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26  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
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STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV with respect to the Series on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

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MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds City ABC bonds in its portfolio and the price of City ABC bonds goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
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HOW TO BUY, SELL AND
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STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless
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28  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, you want the check sent to someone or some place that is not in our records or you are a business or a trust and you hold shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares)

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
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30  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares owned in joint tenancy, provided the shares were purchased before the death or disability

     --    On certain sales from a Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charges--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate
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HOW TO BUY, SELL AND
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number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B or Class C shares. Class B and C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    There is no sales charge for such exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI,
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32  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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------------------------------------------------
"Shareholder Investment Account--Exchange Privilege."
    If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
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shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
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34  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate financial performance of the Series. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
    Review each chart with the financial statements and report of independent accountants, which appear in the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.
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FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS A SHARES (FISCAL YEAR ENDED 8-31)

--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $11.69         $11.28           $11.06           $11.19           $11.06
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .53            .55              .54(3)           .53(3)           .60(3)
 Net realized and unrealized gain
  (loss) on investment transactions           (.71)           .41              .38             (.01)             .13
 TOTAL FROM INVESTMENT OPERATIONS             (.18)           .96              .92              .52              .73
--------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.53)          (.55)            (.54)            (.53)            (.60)
 Distributions in excess of
  investment income                             --             --(1)            --               --               --
 Distributions from net realized
  gains                                       (.06)            --             (.16)            (.12)              --
 TOTAL DISTRIBUTIONS                          (.59)          (.55)            (.70)            (.65)            (.60)
 NET ASSET VALUE, END OF YEAR               $10.92         $11.69           $11.28           $11.06           $11.19
 TOTAL RETURN(2)                             (1.72)%         8.72%           8.58%            4.70%            6.86%
---------------------------------
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)             $29,400        $30,149          $29,350          $28,089          $26,519
 AVERAGE NET ASSETS (000)                  $30,621        $29,617          $29,055          $27,628          $15,244
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                       1.03%           .84%             .93%(3)         1.03%(3)          .98%(3)
 Expenses, excluding distribution
  fees                                       0.83%           .74%             .83%(3)          .93%(3)          .88%(3)
 Net investment income                       4.57%          4.79%            4.87%(3)         4.78%(3)         5.25%(3)
 Portfolio turnover                            15%            27%              35%              23%              28%
---------------------------------

1    ORDINARY INCOME DISTRIBUTION OF $.0013 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

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36  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS B SHARES (FISCAL YEAR ENDED 8-31)

--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $11.69         $11.29           $11.06           $11.19           $11.06
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .49            .51              .50(3)           .49(3)           .55(3)
 Net realized and unrealized gain
  (loss) on investment transactions           (.70)           .40              .39             (.01)             .13
 TOTAL FROM INVESTMENT OPERATIONS             (.21)           .91              .89              .48              .68
--------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.49)          (.51)            (.50)            (.49)            (.55)
 Distributions in excess of
  investment income                             --             --(1)            --               --               --
 Distributions from net realized
  gains                                       (.06)            --             (.16)            (.12)              --
 TOTAL DISTRIBUTIONS                          (.55)          (.51)            (.66)            (.61)            (.55)
 NET ASSET VALUE, END OF YEAR               $10.93         $11.69           $11.29           $11.06           $11.19
 TOTAL RETURN(2)                             (1.93)%         8.19%           8.25%            4.28%            6.44%
---------------------------------
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)             $16,560        $21,726          $24,952          $31,029          $40,119
 AVERAGE NET ASSETS (000)                  $19,695        $23,460          $27,703          $35,605          $51,963
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                       1.33%          1.24%            1.33%(3)         1.43%(3)         1.34%(3)
 Expenses, excluding distribution
  fees                                        .83%           .74%             .83%(3)          .93%(3)          .84%(3)
 Net investment income                       4.26%          4.39%            4.47%(3)         4.37%(3)         5.10%(3)
 Portfolio turnover                            15%            27%              35%              23%              28%
---------------------------------

1    ORDINARY INCOME DISTRIBUTION OF $.0013 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS C SHARES (FISCAL YEAR ENDED 8-31)

----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE         1999         1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR       $11.69       $11.29         $11.06         $11.19         $11.06
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       .46          .48            .47(3)         .46(3)         .52(3)
 Net realized and unrealized gain
  (loss) on investment transactions         (.70)         .40            .39           (.01)           .13
 TOTAL FROM INVESTMENT OPERATIONS           (.24)         .88            .86            .45            .65
----------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                    (.46)        (.48)          (.47)          (.46)          (.52)
 Distributions in excess of
  investment income                           --           --(1)          --             --             --
 Distributions from net realized
  gains                                     (.06)          --           (.16)          (.12)            --
 TOTAL DISTRIBUTIONS                        (.52)        (.48)          (.63)          (.58)          (.52)
 NET ASSET VALUE, END OF YEAR             $10.93       $11.69         $11.29         $11.06         $11.19
 TOTAL RETURN(2)                           (2.18)%       7.92%         7.98%          4.03%          6.17%
-----------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                1999         1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)               $29          $30            $62            $72            $53
 AVERAGE NET ASSETS (000)                    $30          $31            $68            $69            $32
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                     1.58%        1.49%          1.58%(3)       1.68%(3)       1.63%(3)
 Expenses, excluding distribution
  fees                                      .83%         .74%           .83%(3)        .93%(3)        .88%(3)
 Net investment income                     4.02%        4.14%          4.22%(3)       4.14%(3)       4.59%(3)
 Portfolio turnover                          15%          27%            35%            23%            28%
-----------------------------------

1    ORDINARY INCOME DISTRIBUTION OF $.0013 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

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38  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

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THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND

GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

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40  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.

BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND

TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.

TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES

COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND

INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

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42  NORTH CAROLINA SERIES                                  [ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.
    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable
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A-2  NORTH CAROLINA SERIES                                 [ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated obligations only in small degree.
    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.
    D: Debt rated D is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating, while notes maturing beyond three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal an interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designations indicates speculative capacity to pay principal and interest.
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A-10  NORTH CAROLINA SERIES                                [ICON] (800) 225-1852

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FOR MORE INFORMATION:
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
 (incorporated by reference into this prospectus)

ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
By Electronic Request:
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call
  (202)942-8090.)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

--------------------------------

           CUSIP         Quotron
           Numbers:     Symbols:

  Class A:  74435M-81-2  PRNAX
  Class B:  74435M-82-0  PNCSX
  Class C:  74435M-51-5   --

Investment Company Act File No:

811-4023

MF126A                                         [LOGO] Printed on Recycled Paper

TYPE OF FUND:
-------------------------------------
Municipal bond

INVESTMENT OBJECTIVE:
-------------------------------------
Maximize current income that is exempt from Ohio state and federal income taxes consistent with the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL
SERIES FUND

---------------------------------------------------------------
OHIO SERIES
PROSPECTUS: DECEMBER  23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares, nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
3       Evaluating Performance
4       Fees and Expenses

6       HOW THE SERIES INVESTS
6       Investment Objective and Policies
8       Other Investments and Strategies
10      Investment Risks

15      HOW THE SERIES IS MANAGED
15      Board of Trustees
15      Manager
15      Investment Adviser
17      Distributor
17      Year 2000 Readiness Disclosure

19      SERIES DISTRIBUTIONS AND TAX ISSUES
19      Distributions
20      Tax Issues
21      If You Sell or Exchange Your Shares

23      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
23      How to Buy Shares
30      How to Sell Your Shares
33      How to Exchange Your Shares
34      Telephone Redemptions or Exchanges

36      FINANCIAL HIGHLIGHTS
37      Class A Shares
38      Class B Shares
39      Class C Shares

40      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     APPENDIX A: DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)

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OHIO SERIES                                   [ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the OHIO SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM OHIO STATE AND FEDERAL INCOME TAXES, consistent with the PRESERVATION OF CAPITAL. This means we invest primarily in Ohio state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "Ohio obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.
    In pursuing our objective, we normally invest so that at least 80% of the income from the Series' investments will be exempt from Ohio state and federal income taxes or the Series will invest at least 80% of its total assets in Ohio obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH YIELD DEBT OBLIGATIONS, commonly known as "JUNK BONDS." The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.
    While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates change or because there is a lack of confidence in the issuer. Bonds with longer maturity dates typically produce higher yields and are subject to
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. The Series invests in non-investment grade securities--also known as "junk bonds"--which have a higher risk of default and tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, pay as well as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.
    Municipal bonds may be subject to the risk that the borrower may not set aside funds to make the bond or lease payments.
    Because the Series will concentrate its investments in Ohio obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of Ohio obligations than a municipal bond fund that is not as geographically concentrated. By way of illustration, although the Ohio economy has diversified into the service and other non-manufacturing areas, it continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. The Series, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in Ohio obligations. For more information on the risks of investing in Ohio obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.
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2  OHIO SERIES                                             [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with a bond index and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.

ANNUAL RETURNS*--(CLASS B SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                    8.96%
1990                                    5.66%
1991                                   11.28%
1992                                    8.64%
1993                                   11.45%
1994                                   -5.22%
1995                                   16.11%
1996                                    1.72%
1997                                    8.20%
1998                                    5.49%
BEST QUARTER:     6.05% (1st quarter of 1995)
WORST QUARTER:  (5.07)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE MANAGEMENT FEE WAIVER, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE TOTAL RETURN OF THE CLASS B SHARES FROM 1-1-99 TO 9-30-99 WAS (3.28)%.

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

--------------------------------------------------------------------------------------------
                              1 YR         5 YRS         10 YRS          SINCE INCEPTION
--------------------------------------------------------------------------------------------
  Class A shares              2.74%         4.79%           N/A        7.06%  (since 1-22-90)
  Class B shares               .49%         4.86%         7.08%        7.83%  (since 9-20-84)
  Class C shares              3.18%           N/A           N/A        5.89%  (since  8-1-94)
  Muni Bond Index(2)          6.48%         6.22%         8.22%       **(2)
  Lipper Average(3)           5.39%         5.34%         7.47%       **(3)

1                       THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND
                        EXPENSES.
2                       THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (MUNI BOND INDEX)
                        IS AN UNMANAGED INDEX OF OVER 21,000 MUNICIPAL BONDS WHICH
                        ARE GENERALLY REPRESENTATIVE OF THE LONG-TERM INVESTMENT
                        GRADE MUNICIPAL BOND MARKET. THESE RETURNS DO NOT INCLUDE
                        THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE
                        LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE MUNI
                        BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS ARE
                        8.07% FOR CLASS A, 9.60% FOR CLASS B AND 7.73% FOR CLASS C
                        SHARES. SOURCE: LEHMAN BROS.
3                       THE LIPPER OHIO MUNICIPAL DEBT FUNDS CATEGORY IS BASED ON
                        THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THIS CATEGORY AND
                        DOES NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. AGAIN,
                        THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF
                        SALES CHARGES. THE LIPPER RETURNS SINCE THE INCEPTION OF
                        EACH CLASS ARE 7.49% FOR CLASS A, 8.39% FOR CLASS B AND
                        6.81% FOR CLASS C SHARES. SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each share class of the Series--Class A, B, and C. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

---------------------------------------------------------------------------------------
                                                         CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as
   a percentage of offering price)
                                                              3%       None         1%
  Maximum deferred sales charge (load) (as a percentage
   of the lower of original purchase price or sale
   proceeds)                                                None         5%(2)      1%(3)
  Maximum sales charge (load) imposed on reinvested
   dividends and other distributions                        None       None       None
  Redemption fees                                           None       None       None
  Exchange fee                                              None       None       None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

---------------------------------------------------------------------------------------
                                                         CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------
  Management fees                                           .50%       .50%       .50%
  + Distribution (12b-1) and service fees(4)                .30%(4)    .50%      1.00%(4)
  + Other expenses                                          .27%       .27%       .27%
  = Total annual Series operating expenses(4)              1.07%      1.27%      1.77%
  - Fee waiver or expense reimbursement(4)                  .05%       None       .25%
  = NET ANNUAL SERIES OPERATING EXPENSES                   1.02%      1.27%      1.52%

1                       YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.
2                       THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B
                        SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH
                        YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO
                        CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
3                       THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN
                        18 MONTHS OF PURCHASE.
4                       FOR THE FISCAL YEAR ENDING AUGUST 31, 2000, THE DISTRIBUTOR
                        OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS
                        DISTRIBUTION AND SERVICE FEES FOR CLASS A AND CLASS C SHARES
                        TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS
                        OF THE CLASS A AND CLASS C SHARES, RESPECTIVELY.

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4  OHIO SERIES                                             [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------
                                                     1 YR       3 YRS       5 YRS       10 YRS
-----------------------------------------------------------------------------------------------
  Class A shares                                       $401        $625        $868      $1,562
  Class B shares                                       $629        $703        $797      $1,453
  Class C shares                                       $353        $628      $1,027      $2,143

You would pay the following expenses on the same investment if you did not sell your shares:

-----------------------------------------------------------------------------------------------
                                                     1 YR       3 YRS       5 YRS       10 YRS
-----------------------------------------------------------------------------------------------
  Class A shares                                       $401        $625        $868      $1,562
  Class B shares                                       $129        $403        $697      $1,453
  Class C shares                                       $253        $628      $1,027      $2,143

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM OHIO STATE AND FEDERAL INCOME TAXES consistent with the PRESERVATION OF CAPITAL. In conjunction with its investment objective, the Series may invest in debt securities with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in OHIO OBLIGATIONS, including Ohio state and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from Ohio state and federal income taxes. We normally invest so that at least 80% of the income from the Series' investments will be exempt from those taxes or the Series will have at least 80% of its total assets invested in Ohio obligations. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    We normally invest at least 70% of the Series' assets in "investment grade" obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) has certain speculative characteristics. We may also invest in insured municipal bonds. However, we may invest up to 30% of the Series' assets in HIGH YIELD OBLIGATIONS ("JUNK BONDS"). A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond) and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial

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States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
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6  OHIO SERIES                                             [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    During the year ended August 31, 1999, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total assets, were as follows:

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                                                                 PERCENTAGES OF
RATINGS                                                        TOTAL INVESTMENTS
---------------------------------------------------------------------------------
  AAA/Aaa                                                                  55.74%
  AA/Aa                                                                    12.00%
  A/A                                                                       3.40%
  BBB/Baa                                                                  12.21%
  BB/Ba                                                                     3.91%
  Unrated
    AAA/Aaa                                                                 3.31%
    A/A                                                                      .89%
    BBB/Baa                                                                 7.46%
    B/B                                                                      .70%

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
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HOW THE SERIES INVESTS
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    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in MUNICIPAL LEASE OBLIGATIONS. The interest and principal on municipal lease obligations are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS AND
SECONDARY INVERSE FLOATERS
The Series may invest in floating rate bonds, variable rate bonds, inverse floaters and secondary inverse floaters. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to demand payment of the bond on short notice for an amount that may be more or less than the amount paid. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction
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8  OHIO SERIES                                             [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate or another security or the value of an index.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.

REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

DERIVATIVE STRATEGIES
We may use various derivative strategies to try to improve the Series' returns or protect its assets, although we cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Series will not lose money. Derivatives--such as FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES AND INTEREST RATE SWAPS--involve costs and can be volatile. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities or, in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium. An interest rate swap is a transaction in which the Series and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of the Series or to
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HOW THE SERIES INVESTS
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protect against any increase in the price of securities the Series anticipates purchasing at a later date.
    With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, currency, interest rate or some other benchmark, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. Any derivatives we may use may not match the Series' underlying holdings. For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks--Hedging Strategies."

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
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10  OHIO SERIES                                            [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  PROVIDE AT LEAST 80% OF       bonds may lose value           respect to certain
  SERIES' INCOME OR             because of political,          bonds, such as
  COMPRISE AT LEAST 80% OF      economic or other              private activity
  ITS TOTAL ASSETS              events affecting               bonds, which are
                                issuers of Ohio                subject to the
                                obligations                    federal alternative
                            -- Credit risk--the risk           minimum tax (AMT)
                                that the borrower          -- If interest rates
                                can't pay back the              decline, long-term
                                money borrowed or              yields should be
                                make interest                  higher than money
                                payments (lower for            market yields
                                insured and
                                higher-rated bonds)
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
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INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  HIGH-YIELD DEBT           -- Higher market risk          -- May offer higher
  OBLIGATIONS                    than higher-grade             interest income than
  (JUNK BONDS)                  municipal bonds                higher-grade bonds
                            -- Higher credit risk
  UP TO 30%                      than higher-grade
                                municipal bonds (more
                                sensitive to economic
                                downturns)
                            -- Certain high-yield
                                bonds may be more
                                illiquid (harder to
                                value and sell), in
                                which case valuation
                                would depend more on
                                investment adviser's
                                judgment than is
                                generally the case
                                with higher-grade
                                bonds
                            -- Tax risk
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  MUNICIPAL LEASE           -- Concentration risk          -- Tax-exempt interest
  OBLIGATIONS               -- Credit risk                     income, except with
                            -- Market risk                     respect to certain
  PERCENTAGE VARIES         -- Illiquidity risk                bonds, such as
                            -- Nonappropriation risk           private activity
                            -- Tax risk                        bonds, which are
                                                               subject to the AMT
                                                           -- If interest rates
                                                                decline, long-term
                                                               yields should be
                                                               higher than money
                                                               market yields
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12  OHIO SERIES                                            [ICON] (800) 225-1852

HOW THE SERIES INVESTS
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INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
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  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
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  INVERSE FLOATERS/         -- High market risk--risk      -- Income generally will
  SECONDARY INVERSE             that inverse floaters          increase when
  FLOATERS                      will fluctuate in              interest rates
                                value more                     decrease
  PERCENTAGE VARIES             dramatically than
                                other debt securities
                                when interest rates
                                change
                            -- Credit risk
                            -- Illiquidity risk
                            -- Secondary inverse
                                floaters are subject
                                to additional risks
                                of municipal
                                asset-backed
                                securities
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INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  DERIVATIVES               -- Derivatives such as         -- The Series could make
                                futures and options            money and protect
  PERCENTAGE VARIES             may not fully offset           against losses if the
                                the underlying                 investment analysis
                                positions and this             proves correct
                                could result in            -- One way to manage the
                                losses to the Series           Series' risk/return
                                that would not have            balance is to lock in
                                otherwise occurred             the value of an
                            -- Derivatives used for            investment ahead of
                                 risk management may           time
                                not have the intended      -- Derivatives that
                                effects and may                 involve leverage
                                result in losses or            could generate
                                missed opportunities           substantial gains or
                            -- The other party to a            low costs
                                derivatives contract
                                could default
                            -- Derivatives that
                                 involve leverage
                                (borrowing for
                                investment) could
                                magnify losses
                            -- Certain types of
                                derivatives involve
                                costs to the Series
                                which can reduce
                                returns
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  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 15% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
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14  OHIO SERIES                                            [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50 of 1% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.
    Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998,
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HOW THE SERIES IS MANAGED
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he was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading, and corporate bond investing.
    Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to this appointment in 1999, he was senior managing director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.
    The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.
    The Municipal Bond Team, headed by Evan Lamp, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.
    The following are the fixed income sector teams and the corresponding team leaders: (Assets under management are as of October 31, 1999.)

                             MUNICIPAL BONDS

ASSETS UNDER MANAGEMENT: $5.6 billion.

TEAM LEADER: Evan Lamp. GENERAL INVESTMENT EXPERIENCE: 7 years.

PORTFOLIO MANAGERS: 5. AVERAGE GENERAL INVESTMENT EXPERIENCE: 10 years, which includes team members with significant mutual fund experience.
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16  OHIO SERIES                                            [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

SECTOR: City, state and local government securities.

INVESTMENT APPROACH: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

                             MONEY MARKETS

ASSETS UNDER MANAGEMENT: $41.1 billion.

TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years

PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

SECTOR: High-quality short-term securities, including both taxable and tax-exempt instruments.

INVESTMENT APPROACH: Focus is on safety of principal, liquidity and controlled risk.

DISTRIBUTOR
Prudential Investment Management Service LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, and C shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account
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HOW THE SERIES IS MANAGED
------------------------------------------------

services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and could result in a decline in the value of the securities held by the Series.
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18  OHIO SERIES                                            [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series pays DIVIDENDS of net investment income monthly, and distributes LONG-TERM CAPITAL GAINS, if any, at least annually. Dividends generally will be exempt from federal and Ohio state income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in Ohio obligations. In addition to being exempt from federal taxes, Series' dividends attributable to interest on, or capital gains from the disposition of, Ohio obligations are EXEMPT FROM OHIO PERSONAL INCOME TAXES AND MUNICIPAL AND SCHOOL DISTRICT INCOME TAXES FOR OHIO RESIDENTS if the Series continues to qualify as a regulated investment company for federal income tax purposes and at all times at least 50% of the value of the Series' total assets consists of Ohio obligations. Subject to the same regulated investment company and 50% requirements, Series' dividends are also excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are either excluded from gross income for federal income tax purposes or are properly attributable to interest payments on, or capital gains from the disposition of, Ohio obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and, except as described above,
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SERIES DISTRIBUTIONS AND TAX ISSUES
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short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders (typically once a year). Long-term capital gains are generated when the Series sells assets that it held for more than 12 months, for a profit. For an individual, the maximum long-term capital gains rate is 20% for federal income tax purposes.
    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid to you on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do so, or are otherwise subject to backup withholding, we generally withhold and pay to
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20  OHIO SERIES                                            [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

the U.S. Treasury 31% of your taxable distributions and gross sale proceeds. If you are subject to backup withholding, we will withhold and pay to the Treasury 31% of your distributions.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Series just before the record date (the date that determines who receives the dividend), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout although this may not be apparent because the value of each share of the Series will also be affected by the market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax. The amount of tax you pay depends on whether you hold your shares for more than one year. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
RECEIPTS FROM SALE  $        -->        +$  CAPITAL GAIN
                                            (taxes owed)

                                            OR

RECEIPTS FROM SALE  $        -->        -$  CAPITAL LOSS
                                            (offset against gain)

[GRAPH]

    Any gain or loss you may have from selling or exchanging Series shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or
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SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
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22  OHIO SERIES                                            [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, and Class C shares of the Series.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment

     -- The length of time you expect to hold the shares and the impact of varying distribution fees
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HOW TO BUY, SELL AND
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     --    The different sales charges that apply to each share class--
           Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC

     --    Whether you qualify for any reduction or waiver of sales charges

     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.
    See "How to Sell Your Shares" for a description of the impact of CDSCs.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

----------------------------------------------------------------------------------------
                                           CLASS A           CLASS B          CLASS C
----------------------------------------------------------------------------------------
  Minimum purchase                       $1,000          $1,000             $2,500
    amount(1)
  Minimum amount for                     $100            $100               $100
    subsequent purchases(1)
  Maximum initial                        3% of the       None               1% of the
    sales charge                         public                             public
                                         offering                           offering
                                         price                              price
  Contingent Deferred                    None            If sold during:    1% on sales
    Sales Charge (CDSC)(2)                               Year 1    5%       made within
                                                         Year 2    4%       18 months of
                                                         Year 3    3%       purchase(2)
                                                         Year 4    2%
                                                         Years 5/6 1%
                                                         Year 7    0%
  Annual distribution                    .30 of 1%       .50 of 1%          1% (.75 of
    and service (12b-1)                  (.25 of 1%                         1%
    fees (shown as                       currently)                         currently)
    a percentage of
    average net
    assets)(3)

1                       THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN
                        RETIREMENT AND EMPLOYEE SAVINGS PLANS AND CUSTODIAL ACCOUNTS
                        FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT
                        FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS
                        $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL
                        SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
2                       FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS
                        CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT
                        DEFERRED SALES CHARGES (CDSC)." CLASS C SHARES BOUGHT BEFORE
                        NOVEMBER 2, 1998 HAVE A 1% CDSC IF SOLD WITHIN ONE YEAR.
3                       THESE DISTRIBUTION FEES ARE PAID FROM THE SERIES' ASSETS ON
                        A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE
                        COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING
                        OTHER TYPES OF SALES CHARGES. THE SERVICE FEE FOR CLASS A,
                        CLASS B AND CLASS C SHARES IS .25 OF 1%. THE DISTRIBUTION
                        FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING
                        THE .25 OF 1% SERVICE FEE), FOR CLASS B SHARES IS LIMITED TO
                        .50 OF 1% (INCLUDING THE .25 OF 1% SERVICE FEE), AND IS .75
                        OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST
                        31, 2000, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY
                        AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES
                        FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF
                        THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C
                        SHARES, RESPECTIVELY.

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24  OHIO SERIES                                            [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

-------------------------------------------------------------------------------------
                          SALES CHARGE AS % OF   SALES CHARGE AS % OF      DEALER
   AMOUNT OF PURCHASE        OFFERING PRICE        AMOUNT INVESTED       REALLOWANCE
-------------------------------------------------------------------------------------
  Less than $99,999                      3.00%                  3.09%           3.00%
  $100,000 to $249,999                   2.50%                  2.56%           2.50%
  $250,000 to $499,999                   1.50%                  1.52%           1.50%
  $500,000 to $999,999                   1.00%                  1.01%           1.00%
  $1 million and
   above(1)                               None                   None            None

1                       IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A
                        SHARES.

    To satisfy the purchase amounts above, you can:

     --    Invest with an eligible group of related investors

     -- Buy the Class A shares of two or more Prudential mutual funds at the same time

     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)

     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.

    The Distributor may reallow Class A's sales charge to dealers.

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments
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HOW TO BUY, SELL AND
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Advisory Group relating to:

     -- Mutual Fund "wrap" or asset allocation programs where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or

     -- Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Other investors pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a selected dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales
Charges--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:

     --    Purchase your shares through an account at Prudential Securities

     -- Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or

     --    Purchase your shares through another broker.
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26  OHIO SERIES                                            [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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------------------------------------------------

    The waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker. The Transfer Agent may require any supporting documents it considers appropriate.

    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
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HOW TO BUY, SELL AND
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------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV with respect to the Series on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

-------------------------------------------------------------------
MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds City ABC bonds in its portfolio and the price of City ABC bonds goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
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28  OHIO SERIES                                            [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, you want the check sent to someone or some place that is not in our records or you are a business or a trust and you hold shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by
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30  OHIO SERIES                                            [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares)

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
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HOW TO BUY, SELL AND
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    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares owned in joint tenancy, provided the shares were purchased before the death or disability

     --    On certain sales from a Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charges--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate
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32  OHIO SERIES                                            [ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------
number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B or Class C shares. Class B and C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010
    There is no sales charge for such exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI,
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HOW TO BUY, SELL AND
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"Shareholder Investment Account--Exchange Privilege."
    If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision is based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging
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34  OHIO SERIES                                            [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
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FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate financial performance of the Series. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
    Review each chart with the financial statements and report of independent accountants, which appear in the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.
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36  OHIO SERIES                                            [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS A SHARES (FISCAL YEAR ENDED 8-31)

--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $12.31         $11.95           $11.70           $11.92           $11.72
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .54            .60              .63(3)           .63(3)           .65(3)
 Net realized and unrealized gain
  (loss) on investment transactions           (.71)           .42              .27             (.15)             .20
 TOTAL FROM INVESTMENT OPERATIONS             (.17)          1.02              .90              .48              .85
--------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.54)          (.60)            (.63)            (.63)            (.65)
 Distributions in excess of
  investment income                           (.01)            --(1)            --(1)            --               --
 Distributions from net realized
  gains                                       (.26)          (.06)            (.02)            (.07)              --
 TOTAL DISTRIBUTIONS                          (.81)          (.66)            (.65)            (.70)            (.65)
 NET ASSET VALUE, END OF YEAR               $11.33         $12.31           $11.95           $11.70           $11.92
 TOTAL RETURN(2)                           (1.53)%          8.80%            7.92%            4.02%            7.59%
---------------------------------
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)             $46,775        $51,546          $50,977          $49,851          $51,132
 AVERAGE NET ASSETS (000)                  $50,833        $51,082          $51,641          $51,205          $29,904
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                        .97%           .83%             .80%(3)          .80%(3)          .83%(3)
 Expenses, excluding distribution
  fees                                        .77%           .73%             .70%(3)          .70%(3)          .73%(3)
 Net investment income                       4.53%          4.93%            5.37%(3)         5.27%(3)         5.50%(3)
 Portfolio turnover                            45%            30%              22%              35%              38%
---------------------------------

1    LESS THAN $.005 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

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FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS B SHARES (FISCAL YEAR ENDED 8-31)

--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $12.32         $11.96           $11.71           $11.93           $11.73
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .51            .55              .59(3)           .58(3)           .60(3)
 Net realized and unrealized gain
  (loss) on investment transactions           (.71)           .42              .27             (.15)             .20
 TOTAL FROM INVESTMENT OPERATIONS             (.20)           .97              .86              .43              .80
--------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.51)          (.55)            (.59)            (.58)            (.60)
 Distributions in excess of
  investment income                           (.01)            --(1)            --(1)            --               --
 Distributions from net realized
  gains                                       (.26)          (.06)            (.02)            (.07)              --
 TOTAL DISTRIBUTIONS                          (.78)          (.61)            (.61)            (.65)            (.60)
 NET ASSET VALUE, END OF YEAR               $11.34         $12.32           $11.96           $11.71           $11.93
 TOTAL RETURN(2)                           (1.82)%          8.36%            7.49%            3.61%            7.16%
---------------------------------
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)             $25,773        $35,064          $40,770          $50,998          $62,805
 AVERAGE NET ASSETS (000)                  $30,456        $37,848          $45,503          $57,909          $85,410
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                       1.27%          1.23%            1.20%(3)         1.20%(3)         1.22%(3)
 Expenses, excluding distribution
  fees                                        .77%           .73%             .70%(3)          .70%(3)          .72%(3)
 Net investment income                       4.23%          4.54%            4.97%(3)         4.87%(3)         5.27%(3)
 Portfolio turnover                            45%            30%              22%              35%              38%
---------------------------------

1    LESS THAN $.005 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

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38  OHIO SERIES                                            [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS C SHARES (FISCAL YEAR ENDED 8-31)

--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $12.32         $11.96           $11.71           $11.93           $11.73
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .48            .52              .56(3)           .55(3)           .57(3)
 Net realized and unrealized gain
  (loss) on investment transactions           (.71)           .42              .27             (.15)             .20
 TOTAL FROM INVESTMENT OPERATIONS             (.23)           .94              .83              .40              .77
--------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.48)          (.52)            (.56)            (.55)            (.57)
 Distributions in excess of
  investment income                           (.01)            --(1)            --(1)            --               --
 Distributions from net realized
  gains                                       (.26)          (.06)            (.02)            (.07)              --
 TOTAL DISTRIBUTIONS                          (.75)          (.58)            (.58)            (.62)            (.57)
 NET ASSET VALUE, END OF YEAR               $11.34         $12.32           $11.96           $11.71           $11.93
 TOTAL RETURN(2)                           (2.06)%          8.09%            7.22%            3.36%            6.89%
---------------------------------
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)                $337           $183              $71              $44             $126
 AVERAGE NET ASSETS (000)                     $289           $149              $57              $97              $61
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                       1.52%          1.48%            1.45%(3)         1.45%(3)         1.49%(3)
 Expenses, excluding distribution
  fees                                        .77%           .73%             .70%(3)          .70%(3)          .74%(3)
 Net investment income                       4.03%          4.26%            4.72%(3)         4.62%(3)         4.76%(3)
 Portfolio turnover                            45%            30%              22%              35%              38%
---------------------------------

1    LESS THAN $.005 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND

GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

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40  OHIO SERIES                                            [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.

BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND

TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.

TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES

COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND

INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

--------------------------------------------------------------------------------

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42  OHIO SERIES                                            [ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.
    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable
-------------------------------------------------------------------
A-2  OHIO SERIES                                           [ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated obligations only in small degree.
    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.
    D: Debt rated D is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating, while notes maturing beyond three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal an interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designations indicates speculative capacity to pay principal and interest.
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A-10  OHIO SERIES                                          [ICON] (800) 225-1852

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FOR MORE INFORMATION:
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
 (incorporated by reference into this prospectus)

ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
By Electronic Request:
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call
  (202)942-8090.)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

--------------------------------

           CUSIP         Quotron
           Numbers:     Symbols:

  Class A:  74435M-83-8  PROHX
  Class B:  74435M-84-6  PBOHX
  Class C:  74435M-49-9   --

Investment Company Act File No:

811-4023

MF123A                                         [LOGO] Printed on Recycled Paper

TYPE OF FUND:
-------------------------------------
Municipal bond

INVESTMENT OBJECTIVE:
-------------------------------------
Maximize current income that is exempt from Commonwealth of Pennsylvania personal income tax and federal income tax consistent with the preservation of capital

                                     [LOGO]

PRUDENTIAL
MUNICIPAL
SERIES FUND

---------------------------------------------------------------
PENNSYLVANIA SERIES
PROSPECTUS: DECEMBER 23, 1999

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the
Series' shares, nor has the SEC
determined that this prospectus is
complete or accurate. It is a criminal
offense to state otherwise.                        [LOGO]

TABLE OF CONTENTS
-------------------------------------

1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
3       Evaluating Performance
4       Fees and Expenses

6       HOW THE SERIES INVESTS
6       Investment Objective and Policies
8       Other Investments and Strategies
10      Investment Risks

15      HOW THE SERIES IS MANAGED
15      Board of Trustees
15      Manager
15      Investment Adviser
17      Distributor
17      Year 2000 Readiness Disclosure

19      SERIES DISTRIBUTIONS AND TAX ISSUES
19      Distributions
20      Tax Issues
21      If You Sell or Exchange Your Shares

22      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
22      How to Buy Shares
29      How to Sell Your Shares
32      How to Exchange Your Shares
33      Telephone Redemptions or Exchanges

35      FINANCIAL HIGHLIGHTS
36      Class A Shares
37      Class B Shares
38      Class C Shares

40      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     APPENDIX A: DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)

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PENNSYLVANIA SERIES                           [ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the PENNSYLVANIA SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM COMMONWEALTH OF PENNSYLVANIA PERSONAL INCOME TAX AND FEDERAL INCOME TAX, consistent with the PRESERVATION OF CAPITAL. This means we invest primarily in Pennsylvania state and municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers that pay interest income that is exempt from those taxes (collectively called "Pennsylvania obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.
    In pursuing our objective, we normally invest so that at least 80% of the income from the Series' investments will be exempt from Pennsylvania personal income taxes and federal income taxes or the Series will invest at least 80% of its total assets in Pennsylvania obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH YIELD DEBT OBLIGATIONS, commonly known as "JUNK BONDS." The Series may invest in municipal bonds the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.
    While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

change or because there is a lack of confidence in the issuer. Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. The Series invests in non-investment grade securities--also known as "junk bonds"--which have a higher risk of default and tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.
    The Series may purchase insured municipal bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against the market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, pay as well as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.
    Municipal bonds may be subject to the risk that the borrower may not set aside funds to make the bond or lease payments.
    Because the Series will concentrate its investments in Pennsylvania obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of Pennsylvania obligations than a municipal bond fund that is not as geographically concentrated. By way of illustration, although the Pennsylvania economy has diversified into other industries, it has been historically identified as a heavy industry state. The Series, therefore, may be more susceptible to developments affecting heavy industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in Pennsylvania obligations. For more information on the risks of investing in Pennsylvania obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.
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2  PENNSYLVANIA SERIES                                     [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with a bond index and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.

ANNUAL RETURNS*--(CLASS B SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                           9.25%
1990                                           4.46%
1991                                          11.88%
1992                                           9.28%
1993                                          12.08%
1994                                          -6.37%
1995                                          16.46%
1996                                           2.82%
1997                                           8.82%
1998                                           4.22%
BEST QUARTER: 6.21% (1st quarter of 1995)
WORST QUARTER: (5.34)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE MANAGEMENT FEE WAIVER, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE TOTAL RETURN OF THE CLASS B SHARES FROM 1-1-99 TO 9-30-99 WAS (2.88)%.

AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-98)

-------------------------------------------------------------------------------------------
                             1 YR         5 YRS         10 YRS          SINCE INCEPTION
-------------------------------------------------------------------------------------------
  Class A shares               1.50%       4.70%           N/A        7.03%  (since 1-22-90)
  Class B shares              (0.78)%      4.76%         7.12%        6.83%  (since 9-13-84)
  Class C shares               1.93%         N/A           N/A        5.93%  (since  8-1-94)
  Muni Bond Index(2)           6.48%       6.22%         8.22%       **(2)
  Lipper Average(3)            5.03%       5.31%         7.70%       **(3)

1                       THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND
                        EXPENSES.
2                       THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (MUNI BOND INDEX)
                        IS AN UNMANAGED INDEX OF OVER 21,000 MUNICIPAL BONDS WHICH
                        ARE GENERALLY REPRESENTATIVE OF THE LONG-TERM INVESTMENT
                        GRADE MUNICIPAL BOND MARKET. THESE RETURNS DO NOT INCLUDE
                        THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE
                        LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE MUNI
                        BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS ARE
                        8.07% FOR CLASS A, 7.75% FOR CLASS B AND 7.73% FOR CLASS C
                        SHARES. SOURCE: LEHMAN BROS.
3                       THE LIPPER PENNSYLVANIA MUNICIPAL DEBT FUNDS CATEGORY IS
                        BASED ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THIS
                        CATEGORY AND DOES NOT INCLUDE THE EFFECT OF ANY SALES
                        CHARGES. AGAIN, THESE RETURNS WOULD BE LOWER IF THEY
                        INCLUDED THE EFFECT OF SALES CHARGES. THE LIPPER RETURNS
                        SINCE THE INCEPTION OF EACH CLASS ARE 7.60% FOR CLASS A,
                        7.09% FOR CLASS B AND 6.88% FOR CLASS C SHARES. SOURCE:
                        LIPPER, INC.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each share class of the Series--Class A, B, and C. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

---------------------------------------------------------------------------------------
                                                         CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as
   a percentage of offering price)                            3%       None         1%
  Maximum deferred sales charge (load) (as a percentage
   of the lower of original purchase price or sale
   proceeds)                                                None         5%(2)      1%(3)
  Maximum sales charge (load) imposed on reinvested
   dividends and other distributions                        None       None       None
  Redemption fees                                           None       None       None
  Exchange fee                                              None       None       None

ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)

---------------------------------------------------------------------------------------
                                                         CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------
  Management fees                                           .50%       .50%       .50%
  + Distribution (12b-1) and service fees(4)                .30%(4)    .50%    1.00%(4)
  + Other expenses                                          .09%       .14%       .14%
  = Total annual Series operating expenses(4)               .89%      1.14%      1.64%
  - Fee waiver or expense reimbursement(4)                  .05%       None       .25%
  = NET ANNUAL SERIES OPERATING EXPENSES                    .84%      1.14%      1.39%

1                       YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR
                        PURCHASES AND SALES OF SHARES.
2                       THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B
                        SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH
                        YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO
                        CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
3                       THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN
                        18 MONTHS OF PURCHASE.
4                       FOR THE FISCAL YEAR ENDING AUGUST 31, 2000, THE DISTRIBUTOR
                        OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS
                        DISTRIBUTION AND SERVICE FEES FOR CLASS A AND CLASS C SHARES
                        TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS
                        OF THE CLASS A AND CLASS C SHARES, RESPECTIVELY.

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4  PENNSYLVANIA SERIES                                     [ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------
                                                      1 YR       3 YRS       5 YRS       10 YRS
------------------------------------------------------------------------------------------------
  Class A shares                                        $383        $570        $774      $1,359
  Class B shares                                        $616        $662        $728      $1,284
  Class C shares                                        $340        $588        $960      $2,003

You would pay the following expenses on the same investment if you did not sell your shares:

------------------------------------------------------------------------------------------------
                                                      1 YR       3 YRS       5 YRS       10 YRS
------------------------------------------------------------------------------------------------
  Class A shares                                        $383        $570        $774      $1,359
  Class B shares                                        $116        $362        $628      $1,284
  Class C shares                                        $240        $588        $960      $2,003

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HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM COMMONWEALTH OF PENNSYLVANIA PERSONAL INCOME TAX AND FEDERAL INCOME TAX consistent with the PRESERVATION OF CAPITAL. In conjunction with its investment objective, the Series may invest in debt securities with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in PENNSYLVANIA OBLIGATIONS, including Commonwealth of Pennsylvania and municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from Commonwealth of Pennsylvania personal income taxes and federal income taxes. We normally invest so that at least 80% of the income from the Series' investments will be exempt from those taxes or the Series will have at least 80% of its total assets invested in Pennsylvania obligations. The Series, however, may hold private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT).
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues from a particular source.
    We normally invest at least 70% of the Series' assets in "investment grade" obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in insured municipal bonds. However, we may invest up to 30% of the Series' assets in HIGH YIELD OBLIGATIONS ("JUNK BONDS"). A rating is an assessment of the likelihood of timely repayment of interest and principal (with respect to a municipal

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States and municipalities issue bonds in order to borrow money to finance a project. You can think of bonds as loans that investors make to the state, local government or other issuer. The issuer gets the cash needed to complete the project and investors earn income on their investment.
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6  PENNSYLVANIA SERIES                                     [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

bond) or claims (with respect to an insurer of a municipal bond) and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of the issuer or insurer. An investor can evaluate the expected likelihood of debt repayment by an issuer by looking at its ratings as compared to another similar issuer.
    During the year ended August 31, 1999, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total assets, were as follows:

---------------------------------------------------------------------------------
                                                                 PERCENTAGES OF
RATINGS                                                        TOTAL INVESTMENTS
---------------------------------------------------------------------------------
  AAA/Aaa                                                                  50.47%
  AA/Aa                                                                     2.07%
  A/A                                                                      15.80%
  BBB/Baa                                                                  14.49%
  BB/Ba                                                                     2.04%
  CCC/Caa                                                                    .53%
  Unrated
    AAA/Aaa                                                                 5.45%
    A/A                                                                     1.08%
    BBB/Baa                                                                 2.46%
    BB/Ba                                                                   4.24%

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will seek to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued. The investment adviser will also seek to take advantage of differentials in yields with respect to securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

    For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investment and Risks." The Statement of Additional Information--which we refer to as the "SAI"--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Prudential Municipal Series Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also make the following investments to try to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in MUNICIPAL LEASE OBLIGATIONS. The interest and principal on municipal lease obligations are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in MUNICIPAL ASSET-BACKED SECURITIES. A municipal asset-backed security is a type of pass-through instrument that pays interest which is eligible for exclusion from federal income taxation based upon the income from an underlying pool of municipal bonds.

FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS AND
SECONDARY INVERSE FLOATERS
The Series may invest in floating rate bonds, variable rate bonds, inverse floaters and secondary inverse floaters. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds or the prime rate at major commercial banks. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted, based on the market rate at a specified period. They generally allow the Series to
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8  PENNSYLVANIA SERIES                                     [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

demand payment of the bond on short notice for an amount that may be more or less than the amount paid. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate or another security or the value of an index.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis, without limit. When the Series makes this type of purchase, the price and rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are delivered.

REPURCHASE AGREEMENTS
The Series may use REPURCHASE AGREEMENTS where a party agrees to sell a security to the Series and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by the Series to the other party which creates a fixed return for the Series.

LIQUIDITY PUTS
The Series may purchase and exercise PUTS on municipal bonds without limit. Puts give the Series the right to sell securities at a specified price and date. Puts may be acquired to reduce the risk of the securities subject to the puts, but puts may involve additional costs to the Series, which could reduce the Series' return.

DERIVATIVE STRATEGIES
We may use various derivative strategies to try to improve the Series' returns or protect its assets, although we cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Series will not lose money. Derivatives--such as FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES AND INTEREST RATE SWAPS--involve costs and can be volatile. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities or, in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium. An interest rate swap is a transaction in which the Series and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of the Series or to
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

protect against any increase in the price of securities the Series anticipates purchasing at a later date.
    With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, currency, interest rate or some other benchmark, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. Any derivatives we may use may not match the Series' underlying holdings. For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks--Hedging Strategies."

TEMPORARY DEFENSIVE STRATEGY
For temporary defensive purposes, the Series may hold up to 100% of its assets in cash or investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities can limit our ability to achieve the Series' objective, but can help to preserve the Series' assets.

ADDITIONAL STRATEGIES
The Series also follows certain policies when it: BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets); and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including certain securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than 7 days). The Series is subject to certain investment restrictions that are fundamental policies and cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain of the Series' non-principal investments and strategies. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.
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10  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL BONDS           -- Concentration               -- Tax-exempt interest
                                 risk--the risk that           income, except with
  PROVIDE AT LEAST 80% OF       bonds may lose value           respect to certain
  SERIES' INCOME OR             because of political,          bonds, such as
  COMPRISE AT LEAST 80% OF      economic or other              private activity
  ITS TOTAL ASSETS              events affecting               bonds, which are
                                issuers of                     subject to the
                                Pennsylvania                   federal alternative
                                obligations                    minimum tax (AMT)
                            -- Credit risk--the risk       -- If interest rates
                                that the borrower               decline, long-term
                                can't pay back the             yields should be
                                money borrowed or              higher than money
                                make interest                  market yields
                                payments (lower for
                                insured and
                                higher-rated bonds)
                            -- Market risk--the risk
                                that bonds will lose
                                value in the market
                                because interest
                                rates change or there
                                is a lack of
                                confidence in the
                                borrower
                            -- Illiquidity risk--the
                                 risk that it may be
                                difficult to value
                                precisely and sell at
                                time or price desired
                            -- Nonappropriation
                                 risk--the risk that
                                the municipality may
                                not include the bond
                                obligations in future
                                budgets
                            -- Tax risk--the risk
                                 that federal, state
                                or local income tax
                                rates may decrease,
                                which could decrease
                                demand for municipal
                                bonds, or that a
                                change in law may
                                limit or eliminate
                                exemption of interest
                                on municipal bonds
                                from such taxes
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  HIGH-YIELD DEBT           -- Higher market risk          -- May offer higher
  OBLIGATIONS                    than higher-grade             interest income than
  (JUNK BONDS)                  municipal bonds                higher-grade bonds
                            -- Higher credit risk
  UP TO 30%                      than higher-grade
                                municipal bonds (more
                                sensitive to economic
                                downturns)
                            -- Certain high-yield
                                bonds may be more
                                illiquid (harder to
                                value and sell), in
                                which case valuation
                                would depend more on
                                investment adviser's
                                judgment than is
                                generally the case
                                with higher-grade
                                bonds
                            -- Tax risk
------------------------------------------------------------------------------------
  MUNICIPAL LEASE           -- Concentration risk          -- Tax-exempt interest
  OBLIGATIONS               -- Credit risk                     income, except with
                            -- Market risk                     respect to certain
  PERCENTAGE VARIES         -- Illiquidity risk                bonds, such as
                            -- Nonappropriation risk           private activity
                            -- Tax risk                        bonds, which are
                                                               subject to the AMT
                                                           -- If interest rates
                                                                decline, long-term
                                                               yields should be
                                                               higher than money
                                                               market yields
------------------------------------------------------------------------------------

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12  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED    -- Prepayment risk--the        -- Regular interest
  SECURITIES                    risk that the                   income
                                underlying bonds may       -- Pass-through
  PERCENTAGE VARIES             be prepaid, partially          instruments provide
                                or completely,                 greater
                                generally during               diversification than
                                periods of falling             direct ownership of
                                interest rates, which          municipal bonds
                                could adversely
                                affect yield to
                                maturity and could
                                require the Series to
                                reinvest in lower
                                yielding bonds
                            -- Credit risk--the risk
                                that the underlying
                                municipal bonds will
                                not be paid by
                                issuers or by credit
                                insurers or
                                guarantors of such
                                instruments. Some
                                municipal
                                asset-backed
                                securities are
                                unsecured or secured
                                by lower-rated
                                insurers or
                                guarantors and thus
                                may involve greater
                                risk
                            -- Market risk
                            -- Tax risk
------------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE    -- Value lags value of         -- May offer protection
  SECURITIES                    fixed-rate securities          against interest rate
                                when interest rates            changes
  PERCENTAGE VARIES             change
------------------------------------------------------------------------------------
  INVERSE FLOATERS/         -- High market risk--risk      -- Income generally will
  SECONDARY INVERSE             that inverse floaters          increase when
  FLOATERS                      will fluctuate in              interest rates
                                value more                     decrease
  PERCENTAGE VARIES             dramatically than
                                other debt securities
                                when interest rates
                                change
                            -- Credit risk
                            -- Illiquidity risk
                            -- Secondary inverse
                                floaters are subject
                                to additional risks
                                of municipal
                                asset-backed
                                securities
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HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)

------------------------------------------------------------------------------------
% OF SERIES' TOTAL ASSETS             RISKS                    POTENTIAL REWARDS
------------------------------------------------------------------------------------
  DERIVATIVES               -- Derivatives such as         -- The Series could make
                                futures and options            money and protect
  PERCENTAGE VARIES             may not fully offset           against losses if the
                                the underlying                 investment analysis
                                positions and this             proves correct
                                could result in            -- One way to manage the
                                losses to the Series           Series' risk/return
                                that would not have            balance is to lock in
                                otherwise occurred             the value of an
                            -- Derivatives used for            investment ahead of
                                 risk management may           time
                                not have the intended      -- Derivatives that
                                effects and may                 involve leverage
                                result in losses or            could generate
                                missed opportunities           substantial gains or
                            -- The other party to a            low costs
                                derivatives contract
                                could default
                            -- Derivatives that
                                 involve leverage
                                (borrowing for
                                investment) could
                                magnify losses
                            -- Certain types of
                                derivatives involve
                                costs to the Series
                                which can reduce
                                returns
------------------------------------------------------------------------------------
  WHEN-ISSUED AND           -- May magnify underlying      -- May magnify underlying
  DELAYED-DELIVERY              investment losses              investment gains
  SECURITIES                -- Investment costs may
                                exceed potential
  PERCENTAGE VARIES             underlying investment
                                gains
------------------------------------------------------------------------------------
  ILLIQUID SECURITIES       -- May be difficult to         -- May offer more
                                value precisely                attractive yield or
  UP TO 15% OF NET ASSETS   -- May be difficult to             potential for growth
                                 sell at the time or           than more widely
                                price desired                  traded securities
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14  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077

    Under a management agreement with the Fund, PIFM manages the Series' investment operations and administers its business affairs. For the fiscal year ended August 31, 1999, the Series paid PIFM management fees of .50 of 1% of the Series' average net assets.
    PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of October 31, 1999, PIFM served as the manager to all 46 of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $72 billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.
    Prudential Investments' Fixed Income Group manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.
    Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998,
--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------

he was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading, and corporate bond investing.
    Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to this appointment in 1999, he was senior managing director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.
    The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.
    The Municipal Bond Team, headed by Evan Lamp, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.
    The following are the fixed income sector teams and the corresponding team leaders: (Assets under management are as of October 31, 1999.)

                             MUNICIPAL BONDS

ASSETS UNDER MANAGEMENT: $5.6 billion.

TEAM LEADER: Evan Lamp. GENERAL INVESTMENT EXPERIENCE: 7 years.

PORTFOLIO MANAGERS: 5. AVERAGE GENERAL INVESTMENT EXPERIENCE: 10 years, which includes team members with significant mutual fund experience.

SECTOR: City, state and local government securities.
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16  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

INVESTMENT APPROACH: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

                             MONEY MARKETS

ASSETS UNDER MANAGEMENT: $41.1 billion.

TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years

PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

SECTOR: High-quality short-term securities, including both taxable and tax-exempt instruments.

INVESTMENT APPROACH: Focus is on safety of principal, liquidity and controlled risk.

DISTRIBUTOR
Prudential Investment Management Service LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, and C shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the
--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------

Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
    Additionally, issuers of securities generally, as well as those purchased by the Series, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/ or a specific issuer's performance and could result in a decline in the value of the securities held by the Series.
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18  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series pays DIVIDENDS of net investment income monthly, and distributes LONG-TERM CAPITAL GAINS, if any, at least annually. Dividends generally will be exempt from federal income and Commonwealth of Pennsylvania personal income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS of any net investment income to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.
    As we mentioned before, the Series will concentrate its investments in Pennsylvania obligations. In addition to being exempt from federal taxes, Series' dividends are EXEMPT FROM COMMONWEALTH OF PENNSYLVANIA PERSONAL INCOME TAXES FOR PENNSYLVANIA RESIDENTS if the dividends are excluded from federal income taxes and are derived from interest payments on Pennsylvania obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
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SERIES DISTRIBUTIONS AND TAX ISSUES
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    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders (typically once a year). Long-term capital gains are generated when the Series sells assets that it held for more than 12 months, for a profit. For an individual, the maximum long-term capital gains rate is 20% for federal income tax purposes.
    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about Automatic Reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid to you on December 31 of the prior year. Corporate shareholders are not eligible for the 70% dividends-received deduction on dividends paid by the Series.

WITHHOLDING TAXES
If federal law requires you to provide the Series with your tax identification number and certifications as to your tax status, and you fail to do so, or are otherwise subject to backup withholding, we generally withhold and pay to the U.S. Treasury 31% of your taxable distributions and gross sale proceeds. If you are subject to backup withholding, we will withhold and pay to the Treasury 31% of your distributions.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Series just before the record date (the date that determines who receives the dividend), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Series
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20  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
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decreases by the amount of the dividend to reflect the payout although this may not be apparent because the value of each share of the Series will also be affected by the market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax. The amount of tax you pay depends on whether you hold your shares for more than one year. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
RECEIPTS FROM SALE  $        -->        +$  CAPITAL GAIN
                                            (taxes owed)

                                            OR

RECEIPTS FROM SALE  $        -->        -$  CAPITAL LOSS
                                            (offset against gain)

[GRAPH]

    Any gain or loss you may have from selling or exchanging Series shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service (IRS). Shareholders should consult their own tax advisors regarding the Pennsylvania state and local tax consequences of the conversion of Class B shares into Class A shares, or any other exchange of shares. For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
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HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, and Class C shares of the Series.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment

     -- The length of time you expect to hold the shares and the impact of varying distribution fees
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22  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

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     --    The different sales charges that apply to each share class--
           Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC
     --    Whether you qualify for any reduction or waiver of sales charges
     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.
    See "How to Sell Your Shares" for a description of the impact of CDSCs.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

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                                           CLASS A           CLASS B          CLASS C
----------------------------------------------------------------------------------------
  Minimum purchase                       $1,000          $1,000             $2,500
    amount(1)
  Minimum amount for                     $100            $100               $100
    subsequent purchases(1)
  Maximum initial                        3% of the       None               1% of the
    sales charge                         public                             public
                                         offering                           offering
                                         price                              price
  Contingent Deferred                    None            If sold during:    1% on sales
    Sales Charge (CDSC)(2)                               Year 1    5%       made within
                                                         Year 2    4%       18 months of
                                                         Year 3    3%       purchase(2)
                                                         Year 4    2%
                                                         Years 5/6 1%
                                                         Year 7    0%
  Annual distribution                    .30 of 1%       .50 of 1%          1% (.75 of
    and service (12b-1)                  (.25 of 1%                         1%
    fees (shown as                       currently)                         currently)
    a percentage of
    average net
    assets)(3)

1                       THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN
                        RETIREMENT AND EMPLOYEE SAVINGS PLANS AND CUSTODIAL ACCOUNTS
                        FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT
                        FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS
                        $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL
                        SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
2                       FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS
                        CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT
                        DEFERRED SALES CHARGES (CDSC)." CLASS C SHARES BOUGHT BEFORE
                        NOVEMBER 2, 1998 HAVE A 1% CDSC IF SOLD WITHIN ONE YEAR.
3                       THESE DISTRIBUTION FEES ARE PAID FROM THE SERIES' ASSETS ON
                        A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE
                        COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING
                        OTHER TYPES OF SALES CHARGES. THE SERVICE FEE FOR CLASS A,
                        CLASS B AND CLASS C SHARES IS .25 OF 1%. THE DISTRIBUTION
                        FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING
                        THE .25 OF 1% SERVICE FEE), FOR CLASS B SHARES IS LIMITED TO
                        .50 OF 1% (INCLUDING THE .25 OF 1% SERVICE FEE), AND IS .75
                        OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST
                        31, 2000, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY
                        AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES
                        FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF
                        THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C
                        SHARES, RESPECTIVELY.

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HOW TO BUY, SELL AND
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REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

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                          SALES CHARGE AS % OF   SALES CHARGE AS % OF      DEALER
   AMOUNT OF PURCHASE        OFFERING PRICE        AMOUNT INVESTED       REALLOWANCE
-------------------------------------------------------------------------------------
  Less than $99,999                      3.00%                  3.09%           3.00%
  $100,000 to $249,999                   2.50%                  2.56%           2.50%
  $250,000 to $499,999                   1.50%                  1.52%           1.50%
  $500,000 to $999,999                   1.00%                  1.01%           1.00%
  $1 million and
   above(1)                               None                   None            None

1                       IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A
                        SHARES.

    To satisfy the purchase amounts above, you can:

     --    Invest with an eligible group of related investors

     -- Buy the Class A shares of two or more Prudential mutual funds at the same time

     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)

     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.

    The Distributor may reallow Class A's sales charge to dealers.

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments
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24  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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Advisory Group relating to:

     -- Mutual Fund "wrap" or asset allocation programs where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or

     -- Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Other investors pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a selected dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales
Charges--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:

     --    Purchase your shares through an account at Prudential Securities

     -- Purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation, or

     --    Purchase your shares through another broker.
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HOW TO BUY, SELL AND
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    The waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker. The Transfer Agent may require any supporting documents it considers appropriate.

    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
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26  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

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STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays and Good Friday. We do not determine NAV with respect to the Series on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

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MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds City ABC bonds in its portfolio and the price of City ABC bonds goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
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HOW TO BUY, SELL AND
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STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.
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28  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, you want the check sent to someone or some place that is not in our records or you are a business or a trust and you hold shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see
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HOW TO BUY, SELL AND
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the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares)

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase,
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30  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

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excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares owned in joint tenancy, provided the shares were purchased before the death or disability

     --    On certain sales from a Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charges--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer
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HOW TO BUY, SELL AND
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Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B or Class C shares. Class B and C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010
    There is no sales charge for such exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."
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32  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

HOW TO BUY, SELL AND
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    If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS. For tax advice for state income tax purposes, please speak with your tax adviser.

FREQUENT TRADING
Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must complete an authorization form for telephone transactions. If you have elected telephone redemption and exchange privileges and you call the Fund before 4:15 p.m., New York time, you will receive a redemption amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging
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HOW TO BUY, SELL AND
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shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail.
    The telephone redemption or exchange privilege may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
-------------------------------------------------------------------
34  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------

The financial highlights will help you evaluate financial performance of the Series. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
    Review each chart with the financial statements and report of independent accountants, which appear in the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS A SHARES (FISCAL PERIOD ENDED 8-31)

-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $10.92         $10.73            $10.49            $10.55            $10.42
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .53            .57               .59(3)            .59(3)            .60(3)
 Net realized and unrealized gain
  (loss) on investment transactions           (.67)           .21               .33              (.06)              .13
 TOTAL FROM INVESTMENT OPERATIONS             (.14)           .78               .92               .53               .73
-----------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.53)          (.57)             (.59)             (.59)             (.60)
 Distributions in excess of
  investment income                             --             --(1)             --(1)             --                --
 Distributions from net realized
  gains                                       (.12)          (.02)             (.09)               --                --
 TOTAL DISTRIBUTIONS                          (.65)          (.59)             (.68)             (.59)             (.60)
 NET ASSET VALUE, END OF YEAR               $10.13         $10.92            $10.73            $10.49            $10.55
 TOTAL RETURN(2)                             (1.35)         7.55%             9.01%             5.08%             7.35%
---------------------------------
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
---------------------------------
 NET ASSETS, END OF YEAR (000)            $104,210        $97,794           $89,604           $69,659           $50,696
 AVERAGE NET ASSETS (000)                 $104,460        $96,053           $83,552           $59,995           $30,092
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                        .84%           .77%              .72%(3)           .75%(3)           .80%(3)
 Expenses, excluding distribution
  fees                                        .64%           .67%              .62%(3)           .65%(3)           .70%(3)
 Net investment income                       5.00%          5.26%             5.60%(3)          5.56%(3)          5.76%(3)
 Portfolio turnover                            23%            13%               21%               26%               19%
---------------------------------

1    LESS THAN $.005 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

-------------------------------------------------------------------
36  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS B SHARES (FISCAL YEAR ENDED 8-31)

-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE          1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR         $10.92         $10.72            $10.49            $10.55            $10.42
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .50            .53               .55(3)            .55(3)            .56(3)
 Net realized and unrealized gain
  (loss) on investment transactions           (.67)           .22               .32              (.06)              .13
 TOTAL FROM INVESTMENT OPERATIONS             (.17)           .75               .87               .49               .69
-----------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.50)          (.53)             (.55)             (.55)             (.56)
 Distributions in excess of
  investment income                             --             --(1)             --(1)             --                --
 Distributions from net realized
  gains                                       (.12)          (.02)             (.09)               --                --
 TOTAL DISTRIBUTIONS                          (.62)          (.55)             (.64)             (.55)             (.56)
 NET ASSET VALUE, END OF YEAR               $10.13         $10.92            $10.72            $10.49            $10.55
 TOTAL RETURN(2)                             (1.65)%         7.13%            8.58%             4.66%             6.92%
---------------------------------
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 1999           1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
---------------------------------
 NET ASSETS, END OF YEAR (000)             $88,519       $117,678          $135,275          $167,809          $202,633
 AVERAGE NET ASSETS (000)                 $104,860       $125,306          $148,394          $189,902          $223,082
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                       1.14%          1.17%             1.12%(3)          1.15%(3)          1.17%(3)
 Expenses, excluding distribution
  fees                                        .64%           .67%              .62%(3)           .65%(3)           .67%(3)
 Net investment income                       4.70%          4.87%             5.20%(3)          5.16%(3)          5.44%(3)
 Portfolio turnover                            23%            13%               21%               26%               19%
---------------------------------

1    LESS THAN $.005 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES
The financial highlights for the three years ended August 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the two years ended August 31, 1996 were audited by other independent auditors, whose reports were unqualified.

CLASS C SHARES (FISCAL YEAR ENDED 8-31)

-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE         1999         1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR       $10.92       $10.72          $10.49          $10.55          $10.42
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       .47          .50             .52(3)          .52(3)          .53(3)
 Net realized and unrealized gain
  (loss) on investment transactions         (.67)         .22             .32            (.06)            .13
 TOTAL FROM INVESTMENT OPERATIONS           (.20)         .72             .84             .46             .66
-------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                    (.47)        (.50)           (.52)           (.52)           (.53)
 Distributions in excess of
  investment income                           --           --(1)           --(1)           --              --
 Distributions from net realized
  gains                                     (.12)        (.02)           (.09)             --              --
 TOTAL DISTRIBUTIONS                        (.59)        (.52)           (.61)           (.52)           (.53)
 NET ASSET VALUE, END OF YEAR             $10.13       $10.92          $10.72          $10.49          $10.55
 TOTAL RETURN(2)                           (1.91)%       6.86%          8.31%           4.41%           6.65%
-----------------------------------
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                1999         1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------
-----------------------------------
 NET ASSETS, END OF YEAR (000)              $882       $1,113            $471            $829            $336
 AVERAGE NET ASSETS (000)                 $1,075         $661            $678            $704            $223
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                     1.39%        1.42%           1.37%(3)        1.40%(3)        1.44%(3)
 Expenses, excluding distribution
  fees                                      .64%         .67%            .62%(3)         .65%(3)         .69%(3)
 Net investment income                     4.46%        4.60%           4.95%(3)        4.91%(3)        5.14%(3)
 Portfolio turnover                          23%          13%             21%             26%             19%
-----------------------------------

1    LESS THAN $.005 PER SHARE.
2 TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND ANY OTHER DISTRIBUTIONS, BUT DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND ARE SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.
3    NET OF MANAGEMENT FEE WAIVER.

-------------------------------------------------------------------
38  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

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--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
PRUDENTIAL DISTRESSED SECURITIES FUND, INC.
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
  PRUDENTIAL JENNISON GROWTH & INCOME FUND
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
  PRUDENTIAL LATIN AMERICA EQUITY FUND
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  GLOBAL SERIES
  INTERNATIONAL STOCK SERIES
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------
40  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.

BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
  INCOME PORTFOLIO
TARGET FUNDS
  TOTAL RETURN BOND FUND

TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.

TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES

COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND

INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

--------------------------------------------------------------------------------

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42  PENNSYLVANIA SERIES                                    [ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.
    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable
-------------------------------------------------------------------
A-2  PENNSYLVANIA SERIES                                   [ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated obligations only in small degree.
    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.
    D: Debt rated D is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating, while notes maturing beyond three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal an interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designations indicates speculative capacity to pay principal and interest.
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A-10  PENNSYLVANIA SERIES                                  [ICON] (800) 225-1852

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FOR MORE INFORMATION:
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
  (if calling from outside the U.S.)

--------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

------------------------------------
Visit Prudential's Web Site At:
http://www.prudential.com

--------------------------------
Additional information about the Series can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
  INFORMATION (SAI)
 (incorporated by reference into this prospectus)

ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
By Electronic Request:
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in
Washington, DC
  (For hours of operation, call
  (202)942-8090.)

Via the Internet:
on the EDGAR Database at
http://www.sec.gov

--------------------------------

           CUSIP         Quotron
           Numbers:     Symbols:
Class A:   74435M-87-9   PMPAX
Class B:   74435M-88-7   PBPAX
Class C:   74435M-48-1    --

Investment Company Act File No:

811-4023

MF132A                                         [LOGO] Printed on Recycled Paper